UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: last day of February

Date of reporting period: March 1, 2018 through February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2019

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

April 9, 2019 (Unaudited)

Dear Shareholders,

While the U.S. economy outpaced most other developed economies throughout 2018 and into early 2019, decelerating global growth prompted the U.S. Federal Reserve and certain other leading central banks to adopt a more neutral policy stance to support economic growth.

“In early 2019, prices for equity, debt securities and government bonds generally rose amid investor expectations for favorable central bank policies and optimism over a potential resolution to the trade dispute between the U.S. and China.” — George C.W. Gatch

Despite a sharp sell-off in financial markets in the fourth quarter of 2018, U.S. equity and bond markets generally recorded a positive performance for the twelve months ended February 28, 2019. For most of the reporting period, U.S. equity and bond prices were supported by record high corporate profits and a surging domestic economy.

Growth in U.S. gross domestic product (GDP) swelled to 4.2% in the second quarter of 2018, then cooled to 3.4% and 2.2% in the third and fourth quarters, respectively. The unemployment rate in the U.S. remained at historic lows, ranging between 4.0% and 3.7% for the reporting period and ending at 3.8% in February 2019. Corporate earnings generally outperformed analysts’ expectations for most of the reporting period but investors and economists expected that trend to recede due to slowing global demand and the fading effects of federal tax cuts enacted at the end of 2017.

Meanwhile, investor uncertainty rose in late 2018 amid unresolved U.S.-China trade tensions, rising interest rates and a political impasse that led to the shutdown of large parts of the U.S. federal government. Equity prices plummeted in December sending the S&P 500 Index to its worst monthly performance since 1931. However, a budget agreement re-opened federal operations in January and the Fed responded to slowing growth by adopting a “patient” approach toward further interest rate increases. Financial markets quickly rebounded, with domestic equity prices generally returning to positive territory for the reporting period and bond prices generally rising.

Among other leading economies, manufacturing and export sectors slumped in the 19-nation Eurozone, as well as in South Korea and Taiwan, amid softening demand from China and the impact of reciprocal trade tariffs between the U.S. and leading trading partners. In response to stalling growth, the European Central Bank offered a new round of low-cost loans to banks and indicated it would not raise interest rates through the end of 2019. Meanwhile, Chinese authorities moved to counter slowing domestic growth via tax cuts, infrastructure spending and increased bank lending. By the end of the period, U.S. and Chinese negotiators were working to resolve their trade dispute.

Notably, emerging market debt largely outperformed both equity and other bond markets in the second half of the reporting period. A decline in interest rates at the end of the period and investor expectations for improvement in trade tensions combined to generally bolster both sovereign and corporate bonds in emerging markets. In the U.S., equity market volatility increased in the second half of the reporting period and bond markets, which had lackluster performance for the first half of the reporting period, generally outperformed equity markets in the latter six months.

In early 2019, prices for equity, debt securities and government bonds generally rose amid investor expectations for favorable central bank policies and optimism over a potential resolution to the trade dispute between the U.S. and China. A pause in monetary tightening and a reduction in reciprocal trade tariffs could continue to support financial markets and global economic activity. The International Monetary Fund (IMF) and the Organization for Economic Cooperation and Development (OECD) have forecast 3.3% growth in global GDP for 2019, but the OECD has also warned of weakening economic prospects in the 20 largest economies, particularly in China, Eurozone countries and the U.K. The organization has cited “vulnerabilities” from slowing trade and manufacturing, as well as acute geo-political risks. The U.S. economy is forecast by IMF to grow by about 2.3% in 2019, slower than the previous year but still positive and on track to achieve its longest period of economic expansion on record.

We believe those investors who remain fully invested for the long term in a well-diversified portfolio may continue to benefit from available market opportunities. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2019 (Unaudited)

The performance of U.S. bond markets continued to lag behind gains in U.S. equity for most of the reporting period. Equity prices were generally supported by record corporate profits, low interest rates and the continued expansion of the U.S. economy. Conversely, investor expectations for accelerating inflation and future increases in interest rates weighed down prices for corporate debt and U.S. Treasury bonds for most of the reporting period.

Notably, investors sold off both equity and bonds in the fourth quarter of 2018 amid concerns about U.S.-China trade tensions, slowing economic growth in China and Europe and a political impasse in Washington, D.C. that led to the partial shutdown of the federal government.

However, prices for both equity and bonds rebounded somewhat in the first two months of 2019. A budget agreement re-opened federal government operations in January, and the U.S. Federal Reserve (the “Fed”) said it would take a “patient” approach toward future interest rate increases. At the same time, inflation remained below the Fed’s target level despite a tightening job market and emerging signs of wage growth in the U.S.

Overall, high yield bonds (also known as “junk bonds”) outperformed both investment grade corporate debt and U.S. Treasury bonds during the reporting period. For the twelve months ended February 28, 2019, the Bloomberg Barclays U.S. Aggregate Bond Index returned 3.17%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	3.16%
Bloomberg Barclays U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Index)	3.17%

Net Assets as of 2/28/2019 (In Thousands)	$1,876,288
Duration as of 2/28/2019	5.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2019, the Fund underperformed the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in agency mortgage pass-through securities was a leading detractor from performance during the reporting period. The Fund’s security selection in corporate bonds also detracted from relative performance.

The Fund’s security selection in non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities was a leading contributor to relative performance. The Fund’s overweight position in the 5-to-10 year portion of the yield curve also detracted from relative performance as interest rates fell in the 10-year and longer portions of the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	24.2%
Corporate Bonds	22.7
Mortgage-Backed Securities	16.0
Collateralized Mortgage Obligations	14.7
Asset-Backed Securities	12.9
Commercial Mortgage-Backed Securities	4.6
U.S. Government Agency Securities	1.6
Others (each less than 1.0%)	1.2
Short-Term Investments	2.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2019. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2019

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	3.16%	2.75%	4.88%

TEN YEAR PERFORMANCE (2/28/09 TO 2/28/19)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Intermediate U.S. Government Funds Index from February 28, 2009 to February 28, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	3.47%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	3.22%

Net Assets as of 2/28/2019 (In Thousands)	$143,173
Duration as of 2/28/2019	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2019, the Fund outperformed the Bloomberg Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in out-of-Benchmark non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities was a leading contributor to performance during the reporting period. The Fund’s overweight allocation to the 10-year portion of the yield curve also contributed to relative performance as interest rates fell in the intermediate and longer portions of the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s underweight position in intermediate corporate bonds and its security selection in residential mortgage-backed securities detracted from relative performance during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	32.6%
U.S. Treasury Obligations	21.6
Collateralized Mortgage Obligations	17.5
Mortgage-Backed Securities	10.5
Asset-Backed Securities	9.6
Commercial Mortgage-Backed Securities	4.9
Others (each less than 1.0%)	1.1
Short-Term Investments	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2019. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2019

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	3.47%	2.31%	4.06%

TEN YEAR PERFORMANCE (2/28/09 TO 2/28/19)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 28, 2009 to February 28, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays

Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 24.2%

U.S. Treasury Bonds

6.13%, 8/15/2029	300	392

4.38%, 5/15/2040	80	97

3.13%, 2/15/2043	2,000	2,019

2.88%, 5/15/2043	22,775	21,986

3.63%, 8/15/2043	27,650	30,275

3.75%, 11/15/2043	11,654	13,018

3.63%, 2/15/2044	17,780	19,479

2.50%, 2/15/2045	7,900	7,071

2.88%, 8/15/2045	2,300	2,214

3.00%, 2/15/2048	670	658

3.13%, 5/15/2048	5,127	5,162

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	300	389

3.63%, 4/15/2028	799	1,547

2.50%, 1/15/2029	300	408

U.S. Treasury Inflation Indexed Notes

1.38%, 1/15/2020	607	711

0.13%, 1/15/2022	2,453	2,682

U.S. Treasury Notes

1.38%, 2/29/2020	6,000	5,930

1.38%, 3/31/2020	4,000	3,950

1.38%, 1/31/2021	880	861

2.63%, 5/15/2021	1,006	1,008

3.13%, 5/15/2021	7,250	7,342

2.13%, 8/15/2021	23,000	22,787

1.25%, 10/31/2021	10,000	9,677

2.00%, 10/31/2021	1,100	1,086

2.00%, 7/31/2022	5,000	4,917

1.63%, 8/31/2022	3,000	2,911

2.00%, 10/31/2022	1,650	1,620

1.50%, 2/28/2023	3,000	2,884

1.75%, 5/15/2023	2,221	2,152

2.50%, 5/15/2024	500	499

1.88%, 8/31/2024	569	549

2.25%, 11/15/2024	400	393

2.88%, 4/30/2025	1,212	1,231

2.88%, 5/31/2025	7,419	7,535

2.25%, 2/15/2027	13,368	12,974

2.88%, 5/15/2028	204	207

U.S. Treasury STRIPS Bonds

2.64%, 5/15/2020 (a)	1,535	1,488

2.56%, 2/15/2021 (a)	12,095	11,506

2.01%, 5/15/2021 (a)	23,265	21,991

3.75%, 8/15/2021 (a)	6,100	5,726

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.52%, 11/15/2021 (a)	9,980	9,319

2.86%, 2/15/2022 (a)	15,768	14,619

2.48%, 5/15/2022 (a)	18,545	17,086

3.06%, 8/15/2022 (a)	3,265	2,986

2.77%, 11/15/2022 (a)	14,400	13,089

3.48%, 2/15/2023 (a)	38,462	34,730

3.06%, 5/15/2023 (a)	14,070	12,624

2.34%, 8/15/2023 (a)	13,900	12,384

2.34%, 11/15/2023 (a)	14,000	12,401

2.43%, 2/15/2024 (a)	2,200	1,935

5.19%, 8/15/2024 (a)	600	521

6.83%, 5/15/2026 (a)	1,500	1,235

3.52%, 8/15/2026 (a)	1,592	1,301

4.22%, 5/15/2027 (a)	6,550	5,223

6.38%, 11/15/2030 (a)	5,855	4,173

3.29%, 2/15/2032 (a)	9,575	6,565

3.76%, 5/15/2032 (a)	18,050	12,270

3.11%, 8/15/2032 (a)	14,395	9,707

4.24%, 11/15/2032 (a)	10,140	6,782

3.99%, 2/15/2033 (a)	5,500	3,652

4.47%, 5/15/2033 (a)	16,500	10,857

6.19%, 8/15/2033 (a)	3,050	1,992

3.92%, 2/15/2034 (a)	9,500	6,104

4.67%, 5/15/2034 (a)	3,600	2,295

3.94%, 8/15/2034 (a)	1,650	1,043

3.16%, 11/15/2041 (a)	18,500	9,201

Total U.S. Treasury Obligations (Cost $450,718)		453,426

Corporate Bonds — 22.6%

Aerospace & Defense — 0.3%

Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	557	546

Airbus SE (France) 3.95%, 4/10/2047 (b)	150	147

BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (b)	400	403

Harris Corp. 3.83%, 4/27/2025	850	851

Lockheed Martin Corp. 4.07%, 12/15/2042	600	587

Northrop Grumman Corp. 3.25%, 1/15/2028	200	191

Northrop Grumman Systems Corp. 7.75%, 2/15/2031	300	403

Precision Castparts Corp. 3.25%, 6/15/2025	897	908

Rockwell Collins, Inc.

3.20%, 3/15/2024	350	343

4.35%, 4/15/2047	199	188

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Aerospace & Defense — continued

United Technologies Corp.

3.95%, 8/16/2025	215	219

4.45%, 11/16/2038	210	209

4.50%, 6/1/2042	914	903

4.15%, 5/15/2045	543	507

		6,405

Air Freight & Logistics — 0.0% (c)

FedEx Corp. 3.90%, 2/1/2035	318	294

Airlines — 0.0% (c)

Continental Airlines Pass-Through Trust

Series 2012-2, Class A, 4.00%, 10/29/2024	159	159

Automobiles — 0.0% (c)

Daimler Finance North America LLC (Germany) 2.25%, 3/2/2020 (b)	305	303

Banks — 4.4%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	1,216	1,239

AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	1,165	1,169

ANZ New Zealand Int’l Ltd. (New Zealand)

2.60%, 9/23/2019 (b)	750	749

2.85%, 8/6/2020 (b)	402	401

Australia & New Zealand Banking Group Ltd. (Australia)

4.88%, 1/12/2021 (b)	228	235

4.40%, 5/19/2026 (b)	263	261

Banco Santander SA (Spain) 3.13%, 2/23/2023	400	388

Bank of America Corp.

3.30%, 1/11/2023	885	888

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	588	585

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	1,855	1,832

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,747	1,724

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	549

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	513

3.25%, 10/21/2027	1,189	1,138

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,700	1,677

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	4,975	4,800

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Bank of Montreal (Canada) 2.10%, 12/12/2019	3,000	2,985

Bank of Nova Scotia (The) (Canada) 2.70%, 3/7/2022	114	113

Barclays plc (United Kingdom)

3.68%, 1/10/2023	770	762

(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (d)	400	400

3.65%, 3/16/2025	1,808	1,738

BNP Paribas SA (France)

3.50%, 3/1/2023 (b)	290	287

3.38%, 1/9/2025 (b)	425	411

BNZ International Funding Ltd. (New Zealand)

2.10%, 9/14/2021 (b)	450	436

2.65%, 11/3/2022 (b)	632	615

Capital One Bank USA NA 3.38%, 2/15/2023	300	296

Capital One NA 2.40%, 9/5/2019	850	848

Citigroup, Inc.

2.65%, 10/26/2020	1,210	1,202

2.70%, 3/30/2021	778	774

2.35%, 8/2/2021	115	113

3.88%, 3/26/2025	500	497

5.50%, 9/13/2025	865	934

3.70%, 1/12/2026	1,900	1,895

3.40%, 5/1/2026	1,000	973

4.30%, 11/20/2026	1,200	1,202

6.63%, 1/15/2028	250	293

8.13%, 7/15/2039	223	324

5.88%, 1/30/2042	321	381

Citizens Bank NA 3.70%, 3/29/2023	720	729

Commonwealth Bank of Australia (Australia)

3.45%, 3/16/2023 (b)	600	603

4.50%, 12/9/2025 (b)	832	838

2.85%, 5/18/2026 (b)	600	570

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	1,738	1,765

5.80%, 9/30/2110 (b)	500	598

Credit Agricole SA (France) 4.38%, 3/17/2025 (b)	1,250	1,245

Credit Suisse Group Funding Guernsey Ltd. (Switzerland)

2.75%, 3/26/2020	250	249

3.80%, 6/9/2023	800	800

3.75%, 3/26/2025	340	336

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Discover Bank

3.35%, 2/6/2023	343	339

4.25%, 3/13/2026	1,205	1,191

Fifth Third Bancorp 3.95%, 3/14/2028	500	503

Fifth Third Bank

2.38%, 4/25/2019	600	600

2.88%, 10/1/2021	340	337

HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	575	593

HSBC Holdings plc (United Kingdom)

2.65%, 1/5/2022	2,212	2,177

4.00%, 3/30/2022	552	566

3.60%, 5/25/2023	1,054	1,059

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	991	973

4.25%, 8/18/2025	939	946

3.90%, 5/25/2026	200	198

Huntington Bancshares, Inc. 3.15%, 3/14/2021	321	321

Huntington National Bank (The) 2.88%, 8/20/2020	858	856

KeyBank NA 3.18%, 5/22/2022	729	721

KeyCorp 4.15%, 10/29/2025	280	289

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%),

2.91%, 11/7/2023 (d)	612	593

4.58%, 12/10/2025	400	395

4.38%, 3/22/2028	475	475

Mitsubishi UFJ Financial Group, Inc. (Japan)

2.95%, 3/1/2021	243	242

3.41%, 3/7/2024	1,260	1,260

Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	623	622

Mizuho Financial Group, Inc. (Japan) 2.63%, 4/12/2021 (b)	742	733

National Australia Bank Ltd. (Australia)

2.50%, 1/12/2021	700	692

3.38%, 1/14/2026	800	786

Nordea Bank AB (Finland) 4.25%, 9/21/2022 (b)	945	957

PNC Financial Services Group, Inc. (The)

6.70%, 6/10/2019	298	301

4.38%, 8/11/2020	864	881

Royal Bank of Canada (Canada)

3.70%, 10/5/2023	1,000	1,017

4.65%, 1/27/2026	337	353

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Royal Bank of Scotland Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	290	292

Santander UK Group Holdings plc (United Kingdom)

3.13%, 1/8/2021	452	449

3.57%, 1/10/2023	200	197

Societe Generale SA (France) 2.50%, 4/8/2021 (b)	850	837

SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (b)	927	920

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	700	727

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	400	396

4.05%, 4/12/2026 (b)	769	757

(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (b) (d)	200	198

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 10/18/2022	542	532

3.10%, 1/17/2023	689	683

4.44%, 4/2/2024 (b)	500	507

2.63%, 7/14/2026	872	817

SunTrust Banks, Inc.

2.90%, 3/3/2021	253	252

4.00%, 5/1/2025	265	273

Toronto-Dominion Bank (The) (Canada)

2.25%, 11/5/2019	521	519

2.13%, 4/7/2021	115	113

UBS Group Funding Switzerland AG (Switzerland)

3.49%, 5/23/2023 (b)	269	268

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	200	196

4.13%, 9/24/2025 (b)	300	305

4.13%, 4/15/2026 (b)	963	977

US Bancorp 7.50%, 6/1/2026	1,277	1,566

US Bank NA 2.80%, 1/27/2025	896	874

Wells Fargo & Co.

3.50%, 3/8/2022	850	857

3.07%, 1/24/2023	500	497

4.48%, 1/16/2024	702	729

3.75%, 1/24/2024	675	688

3.30%, 9/9/2024	1,000	995

3.00%, 2/19/2025	453	442

3.00%, 4/22/2026	540	517

4.10%, 6/3/2026	637	641

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	690	656

		83,013

Beverages — 0.3%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036 (b)	1,430	1,384

4.90%, 2/1/2046 (b)	1,135	1,093

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	725	757

Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	250	254

Constellation Brands, Inc.

4.40%, 11/15/2025	325	333

5.25%, 11/15/2048	220	223

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	295

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	500	484

4.42%, 5/25/2025 (b)	149	152

3.43%, 6/15/2027	250	233

4.99%, 5/25/2038 (b)	215	210

PepsiCo, Inc. 4.45%, 4/14/2046	534	569

		5,987

Biotechnology — 0.2%

Amgen, Inc. 4.95%, 10/1/2041	500	509

Baxalta, Inc.

3.60%, 6/23/2022	149	148

5.25%, 6/23/2045	50	52

Celgene Corp. 5.70%, 10/15/2040	633	665

Gilead Sciences, Inc.

3.70%, 4/1/2024	189	192

3.50%, 2/1/2025	210	210

3.65%, 3/1/2026	632	628

4.60%, 9/1/2035	816	816

		3,220

Building Products — 0.1%

Johnson Controls International plc 4.95%, 7/2/2064 (e)	273	241

Masco Corp. 6.50%, 8/15/2032	600	658

		899

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — 2.6%

Bank of New York Mellon Corp. (The)

4.60%, 1/15/2020	760	772

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	1,363	1,342

3.25%, 9/11/2024	700	699

2.80%, 5/4/2026	254	244

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	397

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	337	316

4.70%, 9/20/2047	427	390

Carlyle Promissory Note 4.79%, 7/15/2019 ‡	53	53

CME Group, Inc. 5.30%, 9/15/2043	285	340

Credit Suisse AG (Switzerland)

2.30%, 5/28/2019	728	727

3.63%, 9/9/2024	402	402

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (b)	729	722

4.28%, 1/9/2028 (b)	762	759

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	1,000	994

3.30%, 11/16/2022	1,000	944

FMR LLC 6.45%, 11/15/2039 (b)	500	613

Goldman Sachs Group, Inc. (The)

5.38%, 3/15/2020	1,786	1,828

2.35%, 11/15/2021	1,940	1,900

3.00%, 4/26/2022	1,200	1,192

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	505	497

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	2,473	2,427

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	493	483

3.50%, 1/23/2025	557	547

3.75%, 5/22/2025	1,984	1,974

4.25%, 10/21/2025	1,415	1,421

3.50%, 11/16/2026	469	451

3.85%, 1/26/2027	830	813

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	2,093	2,027

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	1,000	1,002

6.75%, 10/1/2037	685	815

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	920

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Invesco Finance plc

4.00%, 1/30/2024	657	666

3.75%, 1/15/2026	390	384

Jefferies Group LLC 6.45%, 6/8/2027	749	793

Macquarie Bank Ltd. (Australia)

2.60%, 6/24/2019 (b)	896	895

2.85%, 7/29/2020 (b)	1,000	997

4.00%, 7/29/2025 (b)	1,000	1,001

Macquarie Group Ltd. (Australia)

6.00%, 1/14/2020 (b)	1,200	1,230

6.25%, 1/14/2021 (b)	1,650	1,731

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	700	664

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	700	717

Morgan Stanley

7.30%, 5/13/2019	970	978

2.65%, 1/27/2020	500	499

5.50%, 7/24/2020	475	490

5.75%, 1/25/2021	906	949

2.50%, 4/21/2021	1,064	1,051

5.50%, 7/28/2021	559	588

3.75%, 2/25/2023	2,365	2,404

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	1,265	1,276

4.00%, 7/23/2025	2,873	2,919

3.88%, 1/27/2026	946	949

State Street Corp. 3.10%, 5/15/2023	369	367

		49,559

Chemicals — 0.4%

Albemarle Corp. 5.45%, 12/1/2044	150	150

Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (b)	600	597

Dow Chemical Co. (The) 4.25%, 10/1/2034	375	348

DowDuPont, Inc.

4.49%, 11/15/2025	500	522

5.32%, 11/15/2038	215	227

International Flavors & Fragrances, Inc.

4.45%, 9/26/2028	300	307

5.00%, 9/26/2048	365	364

Mosaic Co. (The)

5.45%, 11/15/2033	861	893

4.88%, 11/15/2041	79	73

Nutrien Ltd. (Canada)

3.38%, 3/15/2025	490	469

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

3.00%, 4/1/2025	660	619

4.13%, 3/15/2035	455	410

Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	371

Union Carbide Corp. 7.75%, 10/1/2096	850	1,006

Westlake Chemical Corp. 4.38%, 11/15/2047	237	200

		6,556

Commercial Services & Supplies — 0.0% (c)

Republic Services, Inc. 2.90%, 7/1/2026	175	167

Communications Equipment — 0.1%

Cisco Systems, Inc.

5.90%, 2/15/2039	755	965

5.50%, 1/15/2040	350	429

		1,394

Construction Materials — 0.1%

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (b)	417	408

5.13%, 5/18/2045 (b)	893	854

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	716

		1,978

Consumer Finance — 0.6%

AerCap Ireland Capital DAC (Ireland)

3.30%, 1/23/2023	390	378

3.50%, 1/15/2025	600	566

American Express Credit Corp.

2.25%, 5/5/2021	1,126	1,109

2.70%, 3/3/2022	715	711

Capital One Financial Corp.

3.20%, 2/5/2025	1,069	1,024

4.20%, 10/29/2025	250	249

General Motors Financial Co., Inc.

3.45%, 4/10/2022	1,091	1,083

3.70%, 5/9/2023	1,230	1,211

3.95%, 4/13/2024	1,400	1,361

3.50%, 11/7/2024	640	603

4.35%, 4/9/2025	540	528

4.30%, 7/13/2025	550	537

John Deere Capital Corp.

3.15%, 10/15/2021	233	234

2.70%, 1/6/2023	1,712	1,698

Synchrony Financial 4.25%, 8/15/2024	660	647

		11,939

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Containers & Packaging — 0.1%

International Paper Co. 7.30%, 11/15/2039	600	730

WRKCo, Inc. 3.75%, 3/15/2025	400	392

		1,122

Diversified Consumer Services — 0.0% (c)

President & Fellows of Harvard College 3.30%, 7/15/2056	643	566

Diversified Financial Services — 0.7%

GE Capital International Funding Co. Unlimited Co.

3.37%, 11/15/2025	573	551

4.42%, 11/15/2035	3,583	3,236

GTP Acquisition Partners I LLC

2.35%, 6/15/2020 (b)	1,236	1,220

3.48%, 6/16/2025 (b)	1,436	1,427

Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (b)	539	535

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

2.65%, 9/19/2022 (b)	606	590

National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	303

ORIX Corp. (Japan) 2.90%, 7/18/2022	553	545

Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	2,069	2,140

Siemens Financieringsmaatschappij NV (Germany)

2.90%, 5/27/2022 (b)	634	629

3.13%, 3/16/2024 (b)	750	745

4.40%, 5/27/2045 (b)	513	535

		12,456

Diversified Telecommunication Services — 1.0%

AT&T, Inc.

3.95%, 1/15/2025	1,126	1,129

4.13%, 2/17/2026	400	400

4.30%, 2/15/2030	4,567	4,480

6.00%, 8/15/2040	2,000	2,149

5.35%, 9/1/2040	500	502

4.35%, 6/15/2045	462	404

British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (e)	150	210

Centel Capital Corp. 9.00%, 10/15/2019	600	620

Deutsche Telekom International Finance BV (Germany)

3.60%, 1/19/2027 (b)	175	168

4.88%, 3/6/2042 (b)	232	232

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Qwest Corp. 6.75%, 12/1/2021	741	789

Telefonica Emisiones SA (Spain)

5.13%, 4/27/2020	526	537

5.46%, 2/16/2021	316	329

4.10%, 3/8/2027	321	316

Verizon Communications, Inc.

3.38%, 2/15/2025	306	306

4.33%, 9/21/2028	962	995

4.02%, 12/3/2029 (b)	2,425	2,403

4.40%, 11/1/2034	1,895	1,897

4.27%, 1/15/2036	200	196

5.25%, 3/16/2037	457	498

		18,560

Electric Utilities — 1.3%

Alabama Power Co. 6.13%, 5/15/2038	239	288

Arizona Public Service Co.

2.20%, 1/15/2020	133	132

5.05%, 9/1/2041	200	216

Baltimore Gas & Electric Co. 3.50%, 8/15/2046	376	334

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,200

Comision Federal de Electricidad (Mexico)

4.88%, 5/26/2021 (b)	831	843

Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	236	236

Duke Energy Carolinas LLC

6.00%, 1/15/2038	100	122

6.05%, 4/15/2038	155	192

4.25%, 12/15/2041	129	131

Duke Energy Florida LLC 6.40%, 6/15/2038	90	116

Duke Energy Progress LLC

4.10%, 5/15/2042	273	271

4.10%, 3/15/2043	125	124

Electricite de France SA (France) 6.00%, 1/22/2114 (b)	1,300	1,313

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (b)	265	265

3.63%, 5/25/2027 (b)	740	682

Entergy Arkansas LLC 3.50%, 4/1/2026	175	174

Entergy Corp. 2.95%, 9/1/2026	336	315

Entergy Louisiana LLC 3.05%, 6/1/2031	629	581

Entergy Mississippi LLC 2.85%, 6/1/2028	559	524

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Evergy, Inc. 4.85%, 6/1/2021	679	697

FirstEnergy Corp. Series C, 4.85%, 7/15/2047	289	298

Florida Power & Light Co. 5.95%, 2/1/2038	350	435

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	1,000	1,144

Series IO, 8.05%, 7/7/2024	350	434

ITC Holdings Corp. 2.70%, 11/15/2022	900	873

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	750	807

Kansas City Power & Light Co. 5.30%, 10/1/2041	1,400	1,545

Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	228	227

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	314

Nevada Power Co.

Series N, 6.65%, 4/1/2036	100	126

5.45%, 5/15/2041	305	341

NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	371	370

Niagara Mohawk Power Corp.

4.88%, 8/15/2019 (b)	300	303

3.51%, 10/1/2024 (b)	493	495

Northern States Power Co. 6.25%, 6/1/2036	510	640

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	129

Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	141

Pepco Holdings LLC 7.45%, 8/15/2032	316	398

Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,362

PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	198

Progress Energy, Inc.

3.15%, 4/1/2022	673	670

7.00%, 10/30/2031	300	381

Public Service Co. of Colorado 3.55%, 6/15/2046	214	189

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,084

Public Service Electric & Gas Co. 5.38%, 11/1/2039	317	363

Southern California Edison Co.

Series B, 3.65%, 3/1/2028	400	383

Series 08-A, 5.95%, 2/1/2038	200	222

Southwestern Public Service Co. 4.50%, 8/15/2041	200	206

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Toledo Edison Co. (The) 6.15%, 5/15/2037	300	354

		25,188

Electrical Equipment — 0.0% (c)

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	292	291

Eaton Corp.

7.63%, 4/1/2024	300	344

4.00%, 11/2/2032	170	169

		804

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	190	191

3.25%, 9/8/2024	219	207

3.88%, 1/12/2028	442	413

		811

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	300	304

Halliburton Co. 7.45%, 9/15/2039	500	656

Schlumberger Holdings Corp.

3.63%, 12/21/2022 (b)	649	659

4.00%, 12/21/2025 (b)	200	202

Schlumberger Investment SA 3.30%, 9/14/2021 (b)	441	442

		2,263

Entertainment — 0.2%

21st Century Fox America, Inc.

8.88%, 4/26/2023	430	517

6.20%, 12/15/2034	100	124

6.65%, 11/15/2037	400	522

NBCUniversal Media LLC 5.95%, 4/1/2041	800	945

Viacom, Inc.

3.88%, 4/1/2024	1,019	1,019

4.38%, 3/15/2043	464	400

Warner Media LLC

3.60%, 7/15/2025	500	492

5.38%, 10/15/2041	313	318

		4,337

Equity Real Estate Investment Trusts (REITs) — 1.0%

American Tower Corp.

5.90%, 11/1/2021	100	106

3.50%, 1/31/2023	1,043	1,042

5.00%, 2/15/2024	974	1,032

3.38%, 10/15/2026	312	299

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

American Tower Trust #1 3.07%, 3/15/2023 (b)	750	744

AvalonBay Communities, Inc. 2.85%, 3/15/2023	700	685

Boston Properties LP

3.20%, 1/15/2025	532	517

3.65%, 2/1/2026	483	476

Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	391

Crown Castle International Corp. 4.00%, 3/1/2027	264	259

Digital Realty Trust LP 3.70%, 8/15/2027	252	243

Duke Realty LP 3.25%, 6/30/2026	239	230

EPR Properties

4.50%, 6/1/2027	621	614

4.95%, 4/15/2028	305	311

Equity Commonwealth 5.88%, 9/15/2020	600	613

HCP, Inc.

4.20%, 3/1/2024	230	234

3.88%, 8/15/2024	794	797

3.40%, 2/1/2025	265	257

National Retail Properties, Inc. 4.00%, 11/15/2025	783	786

Office Properties Income Trust

3.75%, 8/15/2019	2,150	2,153

3.60%, 2/1/2020	1,000	1,001

4.00%, 7/15/2022	784	771

Realty Income Corp. 4.65%, 3/15/2047	556	580

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	413

Senior Housing Properties Trust

3.25%, 5/1/2019	500	499

4.75%, 2/15/2028	400	359

Simon Property Group LP

3.75%, 2/1/2024	532	543

3.38%, 10/1/2024	300	301

SITE Centers Corp. 4.70%, 6/1/2027	330	334

UDR, Inc. 2.95%, 9/1/2026	382	359

Ventas Realty LP

3.50%, 2/1/2025	242	238

4.13%, 1/15/2026	406	408

3.85%, 4/1/2027	554	543

Welltower, Inc. 4.50%, 1/15/2024	732	758

		18,896

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — 0.1%

CVS Pass-Through Trust 4.70%, 1/10/2036 (b)	681	685

Sysco Corp.

3.55%, 3/15/2025	140	139

3.75%, 10/1/2025	291	292

4.45%, 3/15/2048	100	97

Walgreen Co. 4.40%, 9/15/2042	200	180

Walgreens Boots Alliance, Inc. 4.50%, 11/18/2034	386	373

		1,766

Food Products — 0.3%

Campbell Soup Co. 3.95%, 3/15/2025	720	704

Cargill, Inc.

3.30%, 3/1/2022 (b)	600	600

3.25%, 3/1/2023 (b)	115	115

Conagra Brands, Inc.

4.60%, 11/1/2025	290	294

5.30%, 11/1/2038	650	618

General Mills, Inc.

4.00%, 4/17/2025	490	495

4.20%, 4/17/2028	315	319

Kellogg Co. 3.40%, 11/15/2027	190	178

Kraft Heinz Foods Co.

5.00%, 7/15/2035	222	212

6.88%, 1/26/2039	1,071	1,179

McCormick & Co., Inc.

3.15%, 8/15/2024	179	174

3.40%, 8/15/2027	264	253

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	159

Tyson Foods, Inc. 4.88%, 8/15/2034	300	300

		5,600

Gas Utilities — 0.2%

Atmos Energy Corp.

8.50%, 3/15/2019	375	376

4.15%, 1/15/2043	828	819

4.13%, 10/15/2044	125	123

Boston Gas Co. 4.49%, 2/15/2042 (b)	308	308

Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	430

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	342

Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	382	380

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Gas Utilities — continued

Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	653	633

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	351	452

4.80%, 3/15/2047 (b)	367	359

		4,222

Health Care Equipment & Supplies — 0.1%

Boston Scientific Corp. 3.75%, 3/1/2026	530	530

Covidien International Finance SA 2.95%, 6/15/2023	399	397

Medtronic, Inc.

3.13%, 3/15/2022	422	424

4.38%, 3/15/2035	460	484

		1,835

Health Care Providers & Services — 0.5%

Aetna, Inc. 6.75%, 12/15/2037	440	525

Anthem, Inc.

4.63%, 5/15/2042	500	499

4.65%, 1/15/2043	535	534

4.65%, 8/15/2044	100	100

CVS Health Corp.

4.10%, 3/25/2025	2,911	2,951

4.30%, 3/25/2028	779	779

4.78%, 3/25/2038	1,150	1,119

5.05%, 3/25/2048	642	636

Express Scripts Holding Co.

3.00%, 7/15/2023	305	299

4.50%, 2/25/2026	300	307

HCA, Inc. 5.25%, 6/15/2026	850	896

Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	222

Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	201

Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	144

Texas Health Resources 4.33%, 11/15/2055	300	304

UnitedHealth Group, Inc. 4.63%, 7/15/2035	400	435

		9,951

Hotels, Restaurants & Leisure — 0.0% (c)

McDonald’s Corp. 4.70%, 12/9/2035	700	720

Household Products — 0.0% (c)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	700	680

Independent Power and Renewable Electricity Producers — 0.0% (c)

Exelon Generation Co. LLC 5.75%, 10/1/2041	235	233

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — continued

Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	388

		621

Industrial Conglomerates — 0.1%

General Electric Co.

5.30%, 2/11/2021	191	196

2.70%, 10/9/2022	107	103

3.10%, 1/9/2023	573	561

3.45%, 5/15/2024	541	531

5.88%, 1/14/2038	95	100

Roper Technologies, Inc. 3.00%, 12/15/2020	192	191

		1,682

Insurance — 1.2%

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	668

American International Group, Inc. 3.75%, 7/10/2025	674	662

Assurant, Inc. 4.20%, 9/27/2023	660	664

Athene Global Funding

2.75%, 4/20/2020 (b)	1,055	1,049

4.00%, 1/25/2022 (b)	515	523

Athene Holding Ltd. 4.13%, 1/12/2028	575	537

Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,037

CNA Financial Corp. 3.95%, 5/15/2024	463	463

Dai-ichi Life Insurance Co. Ltd. (The) (Japan)

(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	526	503

Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	700	671

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	209

Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (d)	900	900

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	384

Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	675	649

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (b)	408	413

6.50%, 3/15/2035 (b)	900	1,054

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	120

Lincoln National Corp. 4.20%, 3/15/2022	598	612

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

Massachusetts Mutual Life Insurance Co.

8.88%, 6/1/2039 (b)	91	138

5.38%, 12/1/2041 (b)	280	310

MassMutual Global Funding II 2.50%, 10/17/2022 (b)	626	612

MetLife, Inc. 4.88%, 11/13/2043	600	643

Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	1,277	1,302

New York Life Global Funding

2.15%, 6/18/2019 (b)	3,951	3,945

1.95%, 2/11/2020 (b)	129	128

OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	500	505

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (f) (g)	360	357

Prudential Financial, Inc. 3.91%, 12/7/2047	300	276

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	2,154

Reliance Standard Life Global Funding II 3.05%, 1/20/2021 (b)	388	387

Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	394

Torchmark Corp. 4.55%, 9/15/2028	485	498

		22,767

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc. 4.80%, 12/5/2034	1,435	1,600

IT Services — 0.1%

DXC Technology Co. 4.25%, 4/15/2024	478	478

Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,109

		1,587

Life Sciences Tools & Services — 0.0% (c)

Thermo Fisher Scientific, Inc.

3.00%, 4/15/2023	369	364

4.15%, 2/1/2024	343	354

		718

Machinery — 0.1%

Illinois Tool Works, Inc.

3.50%, 3/1/2024	400	408

4.88%, 9/15/2041	95	107

3.90%, 9/1/2042	825	828

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	440

Parker-Hannifin Corp. 4.45%, 11/21/2044	592	604

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued

Xylem, Inc. 3.25%, 11/1/2026	197	189

		2,576

Media — 0.8%

CBS Corp.

4.00%, 1/15/2026	792	784

4.85%, 7/1/2042	140	133

Charter Communications Operating LLC

4.91%, 7/23/2025	1,797	1,862

6.38%, 10/23/2035	703	753

5.38%, 4/1/2038	305	295

Comcast Corp.

3.95%, 10/15/2025	696	717

3.15%, 3/1/2026	740	725

3.55%, 5/1/2028	443	438

4.20%, 8/15/2034	555	559

6.50%, 11/15/2035	2,383	2,919

4.60%, 10/15/2038	845	869

4.95%, 10/15/2058	620	658

Cox Communications, Inc. 4.60%, 8/15/2047 (b)	275	250

Discovery Communications LLC 6.35%, 6/1/2040	569	608

Fox Corp. 4.71%, 1/25/2029 (b)	390	404

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	221	221

6.13%, 1/31/2046	200	214

Time Warner Cable LLC

4.13%, 2/15/2021	800	808

6.55%, 5/1/2037	400	424

5.50%, 9/1/2041	359	340

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	886

		14,867

Metals & Mining — 0.1%

Anglo American Capital plc (South Africa)

4.00%, 9/11/2027 (b)	500	471

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	339

BHP Billiton Finance USA Ltd. (Australia)

5.00%, 9/30/2043	150	171

Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	300	313

Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	119	126

		1,420

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multiline Retail — 0.0% (c)

Dollar General Corp. 4.13%, 5/1/2028	235	234

Target Corp. 2.50%, 4/15/2026	350	333

		567

Multi-Utilities — 0.4%

CMS Energy Corp.

3.88%, 3/1/2024	400	403

3.00%, 5/15/2026	475	454

Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	596	692

Delmarva Power & Light Co. 4.00%, 6/1/2042	235	224

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	331	325

Series F, 5.25%, 8/1/2033	920	1,002

NiSource, Inc.

3.85%, 2/15/2023	370	374

5.80%, 2/1/2042	1,256	1,383

San Diego Gas & Electric Co.

6.00%, 6/1/2026	275	305

3.95%, 11/15/2041	379	338

Sempra Energy 4.05%, 12/1/2023	1,013	1,015

Southern Co. Gas Capital Corp.

3.50%, 9/15/2021	563	565

3.25%, 6/15/2026	254	240

		7,320

Oil, Gas & Consumable Fuels — 2.3%

Anadarko Petroleum Corp. 8.70%, 3/15/2019	330	331

Andeavor Logistics LP 5.25%, 1/15/2025	268	273

Apache Corp.

3.25%, 4/15/2022	109	108

4.75%, 4/15/2043	556	504

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	727

BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	235	255

BP Capital Markets America, Inc. 3.22%, 4/14/2024	1,982	1,990

BP Capital Markets plc (United Kingdom)

3.81%, 2/10/2024	1,337	1,372

3.51%, 3/17/2025	451	455

Buckeye Partners LP

4.88%, 2/1/2021	330	336

3.95%, 12/1/2026	67	62

5.85%, 11/15/2043	770	725

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	350	406

Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	1,200	1,267

Chevron Corp.

2.36%, 12/5/2022	560	550

2.57%, 5/16/2023	1,200	1,184

2.90%, 3/3/2024	215	214

CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,852	1,837

CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	1,789	1,843

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	226	243

4.13%, 1/16/2025	533	529

Enable Midstream Partners LP 4.95%, 5/15/2028	325	324

Enbridge, Inc. (Canada)

3.70%, 7/15/2027	215	211

4.50%, 6/10/2044	350	343

(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	400	394

Encana Corp. (Canada)

6.50%, 5/15/2019	545	548

7.38%, 11/1/2031	760	902

Energy Transfer Operating LP

3.60%, 2/1/2023	674	671

4.90%, 2/1/2024	305	317

4.05%, 3/15/2025	964	957

4.75%, 1/15/2026	321	327

Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	952

EnLink Midstream Partners LP 2.70%, 4/1/2019	250	250

Enterprise Products Operating LLC

3.90%, 2/15/2024	475	486

3.75%, 2/15/2025	343	347

3.70%, 2/15/2026	506	507

Equinor ASA (Norway) 3.25%, 11/10/2024	456	461

Kerr-McGee Corp.

6.95%, 7/1/2024	200	226

7.88%, 9/15/2031	700	865

Kinder Morgan, Inc. 4.30%, 3/1/2028	1,090	1,100

Magellan Midstream Partners LP

3.20%, 3/15/2025	353	336

5.15%, 10/15/2043	600	621

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Marathon Petroleum Corp. 3.63%, 9/15/2024	200	198

MPLX LP

4.88%, 12/1/2024	259	270

4.13%, 3/1/2027	259	254

4.50%, 4/15/2038	79	73

5.20%, 3/1/2047	323	315

Noble Energy, Inc. 6.00%, 3/1/2041	314	326

ONEOK Partners LP

8.63%, 3/1/2019	450	450

3.38%, 10/1/2022	151	151

5.00%, 9/15/2023	334	347

4.90%, 3/15/2025	1,000	1,040

6.65%, 10/1/2036	350	389

Petro-Canada (Canada) 6.80%, 5/15/2038	645	794

Petroleos Mexicanos (Mexico)

6.38%, 2/4/2021	647	666

4.88%, 1/18/2024	393	376

6.88%, 8/4/2026	250	250

5.35%, 2/12/2028	282	251

6.50%, 1/23/2029	350	333

6.63%, 6/15/2035	250	226

6.38%, 1/23/2045	846	711

6.75%, 9/21/2047	313	271

6.35%, 2/12/2048	869	720

Phillips 66 3.90%, 3/15/2028	355	353

Plains All American Pipeline LP

3.60%, 11/1/2024	1,000	975

4.65%, 10/15/2025	200	204

Spectra Energy Partners LP 5.95%, 9/25/2043	452	500

Sunoco Logistics Partners Operations LP

5.95%, 12/1/2025	259	281

3.90%, 7/15/2026	244	237

6.10%, 2/15/2042	400	410

5.30%, 4/1/2044	170	159

5.35%, 5/15/2045	1,133	1,068

TC PipeLines LP 3.90%, 5/25/2027	391	376

Texas Eastern Transmission LP

2.80%, 10/15/2022 (b)	554	538

3.50%, 1/15/2028 (b)	90	86

TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	416

Valero Energy Corp. 7.50%, 4/15/2032	250	311

Western Midstream Operating LP

4.00%, 7/1/2022	74	74

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

4.50%, 3/1/2028	129	125

5.45%, 4/1/2044	280	258

5.30%, 3/1/2048	279	255

Williams Cos., Inc. (The)

3.90%, 1/15/2025	512	513

4.85%, 3/1/2048	409	391

		42,297

Pharmaceuticals — 0.4%

Allergan Funding SCS

3.45%, 3/15/2022	937	933

3.85%, 6/15/2024	443	441

Allergan, Inc.

3.38%, 9/15/2020	453	453

2.80%, 3/15/2023	525	506

Bayer US Finance II LLC (Germany) 4.70%, 7/15/2064 (b)	208	164

Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (b)	395	393

Eli Lilly & Co. 4.15%, 3/15/2059	460	449

Johnson & Johnson

4.38%, 12/5/2033	282	304

3.40%, 1/15/2038	926	883

Merck & Co., Inc. 3.70%, 2/10/2045	210	200

Mylan NV 3.95%, 6/15/2026	300	280

Shire Acquisitions Investments Ireland DAC

3.20%, 9/23/2026	1,713	1,606

		6,612

Road & Rail — 0.4%

Burlington Northern Santa Fe LLC

6.70%, 8/1/2028	250	309

5.75%, 5/1/2040	425	511

4.38%, 9/1/2042	375	386

5.15%, 9/1/2043	769	872

Cie de Chemin de Fer Canadien Pacifique (Canada) 6.13%, 9/15/2115	506	588

CSX Corp.

5.50%, 4/15/2041	150	167

4.75%, 5/30/2042	191	196

ERAC USA Finance LLC 6.70%, 6/1/2034 (b)	746	889

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	514

Norfolk Southern Corp. 4.05%, 8/15/2052	600	555

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	1,131	1,140

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — continued

Ryder System, Inc. 2.88%, 9/1/2020	517	516

		6,643

Semiconductors & Semiconductor Equipment — 0.2%

Analog Devices, Inc. 4.50%, 12/5/2036	300	285

Broadcom Corp. 3.63%, 1/15/2024	1,747	1,698

Intel Corp.

4.00%, 12/15/2032	1,185	1,259

3.73%, 12/8/2047	493	473

		3,715

Software — 0.6%

Microsoft Corp.

2.38%, 5/1/2023	489	483

2.88%, 2/6/2024	2,878	2,879

3.30%, 2/6/2027	836	841

3.50%, 2/12/2035	291	284

4.20%, 11/3/2035	615	651

4.10%, 2/6/2037	800	838

4.50%, 10/1/2040	117	127

4.00%, 2/12/2055	305	304

4.75%, 11/3/2055	639	723

4.50%, 2/6/2057	470	509

Oracle Corp.

2.40%, 9/15/2023	1,000	972

4.30%, 7/8/2034	700	729

4.38%, 5/15/2055	900	897

		10,237

Specialty Retail — 0.1%

Lowe’s Cos., Inc. 4.65%, 4/15/2042	739	715

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	419

		1,134

Technology Hardware, Storage & Peripherals — 0.5%

Apple, Inc.

2.85%, 5/11/2024	1,553	1,542

2.75%, 1/13/2025	920	903

3.20%, 5/13/2025	1,539	1,544

2.45%, 8/4/2026	815	773

3.20%, 5/11/2027	686	677

3.00%, 6/20/2027	1,125	1,096

4.50%, 2/23/2036	426	458

3.45%, 2/9/2045	625	565

3.85%, 8/4/2046	569	548

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Technology Hardware, Storage & Peripherals — continued

Dell International LLC 6.02%, 6/15/2026 (b)	1,410		1,495

			9,601

Thrifts & Mortgage Finance — 0.1%

BPCE SA (France)

4.63%, 7/11/2024 (b)	800		798

3.38%, 12/2/2026	400		387

			1,185

Tobacco — 0.0% (c)

BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	342		286

Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100		104

			390

Trading Companies & Distributors — 0.2%

Aircastle Ltd. 4.40%, 9/25/2023	620		617

Aviation Capital Group LLC

3.88%, 5/1/2023 (b)	490		485

3.50%, 11/1/2027 (b)	700		650

BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (b)	450		434

International Lease Finance Corp. 5.88%, 8/15/2022	506		538

			2,724

Water Utilities — 0.0% (c)

American Water Capital Corp. 3.40%, 3/1/2025	793		790

Wireless Telecommunication Services — 0.1%

Vodafone Group plc (United Kingdom)

4.13%, 5/30/2025	501		502

5.00%, 5/30/2038	601		572

5.25%, 5/30/2048	496		474

			1,548

Total Corporate Bonds (Cost $423,222)			424,251

Mortgage-Backed Securities — 15.9%

FHLMC

Pool # 846489, ARM, 4.20%, 7/1/2019 (h)	—	(i)	—	(i)

Pool # 846812, ARM, 4.55%, 4/1/2030 (h)	10		10

Pool # 781087, ARM, 4.73%, 12/1/2033 (h)	196		206

Pool # 1B1665, ARM, 4.07%, 4/1/2034 (h)	208		217

Pool # 847356, ARM, 5.19%, 12/1/2034 (h)	101		106

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 782979, ARM, 4.95%, 1/1/2035 (h)	172	181

Pool # 1Q0025, ARM, 4.58%, 2/1/2036 (h)	82	86

Pool # 848431, ARM, 4.60%, 2/1/2036 (h)	144	152

Pool # 1L1286, ARM, 4.12%, 5/1/2036 (h)	42	45

Pool # 848365, ARM, 4.41%, 7/1/2036 (h)	121	127

Pool # 1A1096, ARM, 4.26%, 10/1/2036 (h)	149	155

Pool # 1G2539, ARM, 4.34%, 10/1/2036 (h)	37	39

Pool # 1J1348, ARM, 5.02%, 10/1/2036 (h)	74	79

Pool # 782760, ARM, 4.56%, 11/1/2036 (h)	206	217

Pool # 1G2671, ARM, 4.63%, 11/1/2036 (h)	121	127

Pool # 1J1634, ARM, 4.46%, 12/1/2036 (h)	88	92

Pool # 1J0282, ARM, 4.92%, 2/1/2037 (h)	46	49

Pool # 1Q0739, ARM, 4.61%, 3/1/2037 (h)	226	237

Pool # 848699, ARM, 4.55%, 7/1/2040 (h)	362	378

FHLMC Gold Pools, 20 Year, Single Family Pool # C91403, 3.50%, 3/1/2032	319	324

FHLMC Gold Pools, 30 Year, Single Family

Pool # C68485, 7.00%, 7/1/2032	22	24

Pool # G01448, 7.00%, 8/1/2032	56	63

Pool # A13625, 5.50%, 10/1/2033	279	305

Pool # A16107, 6.00%, 12/1/2033	84	91

Pool # A17537, 6.00%, 1/1/2034	111	122

Pool # A61572, 5.00%, 9/1/2034	634	679

Pool # A28796, 6.50%, 11/1/2034	181	207

Pool # G03369, 6.50%, 1/1/2035	274	304

Pool # A46987, 5.50%, 7/1/2035	619	672

Pool # G01919, 4.00%, 9/1/2035	387	396

Pool # C02641, 7.00%, 10/1/2036	104	116

Pool # C02660, 6.50%, 11/1/2036	239	275

Pool # A93383, 5.00%, 8/1/2040	600	644

Pool # A93511, 5.00%, 8/1/2040	647	694

Pool # G06493, 4.50%, 5/1/2041	2,220	2,335

FHLMC Gold Pools, Other

Pool # P20570, 7.00%, 7/1/2029	47	50

Pool # G20027, 10.00%, 10/1/2030	39	41

Pool # U50105, 4.00%, 1/1/2032	672	701

Pool # L10151, 6.00%, 2/1/2033	28	28

Pool # U80254, 3.00%, 3/1/2033	657	657

Pool # P20409, 5.50%, 10/1/2033	96	100

Pool # P50201, 5.50%, 1/1/2034	59	60

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # U90975, 4.00%, 6/1/2042	2,746		2,820

Pool # U90673, 4.00%, 1/1/2043	590		605

Pool # U99134, 4.00%, 1/1/2046	9,451		9,704

Pool # U69030, 4.50%, 1/1/2046	4,254		4,456

FNMA

Pool # 116612, ARM, 3.62%, 3/1/2019 (h)	—	(i)	—	(i)

Pool # 470623, ARM, 3.30%, 3/1/2022 (h)	862		862

Pool # 54844, ARM, 2.73%, 9/1/2027 (h)	17		17

Pool # 303532, ARM, 4.03%, 3/1/2029 (h)	12		12

Pool # 555258, ARM, 4.16%, 1/1/2033 (h)	485		498

Pool # 722421, ARM, 4.18%, 7/1/2033 (h)	55		56

Pool # 722985, ARM, 4.32%, 7/1/2033 (h)	20		21

Pool # 686040, ARM, 4.36%, 7/1/2033 (h)	251		263

Pool # 746299, ARM, 4.69%, 9/1/2033 (h)	154		162

Pool # 749923, ARM, 4.65%, 11/1/2033 (h)	19		20

Pool # 766610, ARM, 4.61%, 1/1/2034 (h)	99		103

Pool # 920467, ARM, 5.00%, 2/1/2034 (h)	87		89

Pool # 770377, ARM, 3.73%, 4/1/2034 (h)	113		117

Pool # 751531, ARM, 4.21%, 5/1/2034 (h)	150		159

Pool # 782306, ARM, 4.48%, 7/1/2034 (h)	46		47

Pool # 735332, ARM, 4.34%, 8/1/2034 (h)	275		288

Pool # 790235, ARM, 4.39%, 8/1/2034 (h)	135		140

Pool # 791961, ARM, 4.19%, 9/1/2034 (h)	33		33

Pool # 725902, ARM, 4.39%, 9/1/2034 (h)	30		31

Pool # 803599, ARM, 4.37%, 10/1/2034 (h)	243		253

Pool # 803594, ARM, 4.39%, 10/1/2034 (h)	163		170

Pool # 896463, ARM, 4.62%, 10/1/2034 (h)	124		131

Pool # 806776, ARM, 4.09%, 11/1/2034 (h)	250		258

Pool # 806778, ARM, 4.16%, 11/1/2034 (h)	433		452

Pool # 810896, ARM, 4.15%, 1/1/2035 (h)	446		461

Pool # 802692, ARM, 4.50%, 1/1/2035 (h)	270		283

Pool # 816597, ARM, 4.68%, 2/1/2035 (h)	53		56

Pool # 745862, ARM, 4.39%, 4/1/2035 (h)	123		129

Pool # 735539, ARM, 4.69%, 4/1/2035 (h)	750		787

Pool # 821378, ARM, 3.93%, 5/1/2035 (h)	178		183

Pool # 823660, ARM, 4.12%, 5/1/2035 (h)	70		73

Pool # 745766, ARM, 4.44%, 6/1/2035 (h)	269		280

Pool # 843026, ARM, 4.30%, 9/1/2035 (h)	577		596

Pool # 832801, ARM, 4.36%, 9/1/2035 (h)	64		67

Pool # 849251, ARM, 4.29%, 1/1/2036 (h)	105		108

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 920465, ARM, 5.38%, 1/1/2036 (h)	34	34

Pool # 872622, ARM, 4.17%, 6/1/2036 (h)	27	28

Pool # 895141, ARM, 4.44%, 7/1/2036 (h)	211	219

Pool # 900197, ARM, 4.84%, 10/1/2036 (h)	95	100

Pool # 966946, ARM, 4.91%, 1/1/2038 (h)	36	37

FNMA, 15 Year, Single Family

Pool # 742078, 4.50%, 3/1/2019	1	1

Pool # 725414, 4.50%, 5/1/2019	1	1

Pool # 780956, 4.50%, 5/1/2019	3	3

Pool # 734630, 6.00%, 8/1/2019	2	2

Pool # 745048, 5.00%, 10/1/2019	2	2

Pool # 735841, 4.50%, 11/1/2019	5	5

Pool # 735290, 4.50%, 12/1/2019	9	9

Pool # 888557, 5.50%, 3/1/2020	1	1

Pool # 889805, 5.50%, 7/1/2020	1	1

Pool # 735911, 6.50%, 8/1/2020	3	3

Pool # 889634, 6.00%, 2/1/2023	411	424

Pool # 995381, 6.00%, 1/1/2024	86	89

Pool # 995425, 6.00%, 1/1/2024	210	218

Pool # AD0133, 5.00%, 8/1/2024	77	79

FNMA, 20 Year, Single Family

Pool # 254305, 6.50%, 5/1/2022	23	25

Pool # 555791, 6.50%, 12/1/2022	63	70

Pool # 255217, 4.50%, 4/1/2024	29	30

Pool # 888656, 6.50%, 4/1/2025	83	91

Pool # MA1138, 3.50%, 8/1/2032	723	734

FNMA, 30 Year, FHA/VA

Pool # 535183, 8.00%, 6/1/2028	24	26

Pool # 252409, 6.50%, 3/1/2029	66	73

Pool # 653815, 7.00%, 2/1/2033	10	10

Pool # 752786, 6.00%, 9/1/2033	65	70

Pool # 931717, 6.50%, 8/1/2039	321	352

FNMA, 30 Year, Single Family

Pool # 50966, 7.00%, 1/1/2024	2	2

Pool # 399269, 7.00%, 4/1/2026	31	32

Pool # 689977, 8.00%, 3/1/2027	41	44

Pool # 695533, 8.00%, 6/1/2027	15	16

Pool # 457268, 9.50%, 7/1/2028	2	2

Pool # 756024, 8.00%, 9/1/2028	66	73

Pool # 755973, 8.00%, 11/1/2028	146	165

Pool # 455759, 6.00%, 12/1/2028	17	19

Pool # 252211, 6.00%, 1/1/2029	25	27

Pool # 459097, 7.00%, 1/1/2029	39	41

Pool # 889020, 6.50%, 11/1/2029	382	424

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 598559, 6.50%, 8/1/2031	37	42

Pool # 622542, 5.50%, 9/1/2031	305	330

Pool # 788150, 6.00%, 3/1/2032	49	53

Pool # 649734, 7.00%, 6/1/2032	33	35

Pool # 649624, 7.00%, 8/1/2032	6	6

Pool # 675555, 6.00%, 12/1/2032	87	94

Pool # AL0045, 6.00%, 12/1/2032	380	418

Pool # 674349, 6.00%, 3/1/2033	16	17

Pool # 688625, 6.00%, 3/1/2033	28	30

Pool # 688655, 6.00%, 3/1/2033	26	28

Pool # 695584, 6.00%, 3/1/2033	15	16

Pool # 702901, 6.00%, 5/1/2033	125	137

Pool # 723852, 5.00%, 7/1/2033	153	164

Pool # 729296, 5.00%, 7/1/2033	306	327

Pool # 729379, 6.00%, 8/1/2033	34	36

Pool # 737825, 6.00%, 9/1/2033	41	45

Pool # 750977, 4.50%, 11/1/2033	121	127

Pool # 725017, 5.50%, 12/1/2033	460	502

Pool # 751341, 5.50%, 3/1/2034	54	58

Pool # 888568, 5.00%, 12/1/2034	11	12

Pool # 815426, 4.50%, 2/1/2035	1	2

Pool # 820347, 5.00%, 9/1/2035	91	98

Pool # 833657, 7.50%, 8/1/2036	51	55

Pool # 986648, 6.00%, 9/1/2037	159	175

Pool # 888892, 7.50%, 11/1/2037	50	57

Pool # 257510, 7.00%, 12/1/2038	142	168

Pool # AD0753, 7.00%, 1/1/2039	124	143

Pool # AT5891, 3.00%, 6/1/2043	3,361	3,302

Pool # AL7527, 4.50%, 9/1/2043	1,779	1,868

Pool # BM3500, 4.00%, 9/1/2047	4,784	4,916

Pool # BJ1778, 4.50%, 10/1/2047	2,716	2,838

FNMA, Other

Pool # AM0081, 1.94%, 7/1/2019	1,826	1,820

Pool # AD0851, 4.37%, 2/1/2020	792	801

Pool # AE0136, 4.38%, 4/1/2020	537	546

Pool # AM3370, 1.74%, 5/1/2020	3,262	3,232

Pool # 465659, 3.74%, 7/1/2020	1,710	1,730

Pool # 465578, 3.93%, 7/1/2020	1,795	1,820

Pool # FN0005, 3.37%, 11/1/2020	649	653

Pool # 466836, 3.87%, 1/1/2021	1,468	1,497

Pool # FN0003, 4.28%, 1/1/2021	851	873

Pool # 467344, 4.48%, 2/1/2021	2,653	2,736

Pool # 467755, 4.25%, 4/1/2021	2,380	2,440

Pool # 467944, 4.25%, 4/1/2021	2,000	2,056

Pool # 467630, 4.30%, 4/1/2021	914	942

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 467757, 4.33%, 4/1/2021	1,944	1,991

Pool # 468102, 4.34%, 6/1/2021	5,000	5,140

Pool # 468159, 4.26%, 7/1/2021	1,926	1,987

Pool # AL0602, 4.31%, 7/1/2021	1,009	1,039

Pool # 468896, 4.13%, 8/1/2021	1,321	1,359

Pool # AM1771, 2.12%, 9/1/2021	2,500	2,444

Pool # 470407, 3.16%, 2/1/2022	2,493	2,519

Pool # 470622, 2.75%, 3/1/2022	532	530

Pool # 471718, 2.77%, 5/1/2022	1,515	1,513

Pool # 471177, 2.94%, 5/1/2022	1,314	1,320

Pool # 471190, 3.12%, 5/1/2022	1,671	1,688

Pool # 471254, 2.98%, 7/1/2022	2,430	2,446

Pool # 471284, 2.98%, 7/1/2022	1,944	1,957

Pool # AM3789, 3.02%, 7/1/2023	2,274	2,298

Pool # AM7245, 2.95%, 8/1/2023	4,485	4,521

Pool # AM4066, 3.59%, 8/1/2023	2,500	2,591

Pool # AM4628, 3.69%, 11/1/2023	1,495	1,544

Pool # AM4668, 3.76%, 11/1/2023	1,966	2,036

Pool # AM4716, 3.38%, 12/1/2023	1,963	2,005

Pool # AM7231, 2.92%, 12/1/2024	4,000	4,005

Pool # AM7589, 2.95%, 12/1/2024	1,569	1,574

Pool # AM7290, 2.97%, 12/1/2024	3,465	3,479

Pool # AM7576, 3.04%, 12/1/2024	4,000	4,031

Pool # AM7124, 3.11%, 12/1/2024	2,500	2,528

Pool # 470300, 3.64%, 1/1/2025	913	944

Pool # AM3833, 3.25%, 7/1/2025	3,644	3,698

Pool # AM4991, 3.97%, 12/1/2025	1,747	1,842

Pool # AL6805, 3.78%, 1/1/2026	3,530	3,681

Pool # 468645, 4.54%, 7/1/2026	2,649	2,834

Pool # AM6392, 3.29%, 8/1/2026	4,000	4,072

Pool # AM6448, 3.25%, 9/1/2026	9,931	10,085

Pool # AM7223, 3.11%, 12/1/2026	3,548	3,571

Pool # AM7118, 3.14%, 12/1/2026	2,834	2,857

Pool # AM7485, 3.24%, 12/1/2026	4,235	4,268

Pool # AM7390, 3.26%, 12/1/2026	3,856	3,918

Pool # AM7265, 3.30%, 12/1/2026	3,930	3,991

Pool # AM7515, 3.34%, 2/1/2027	3,000	3,041

Pool # AM8432, 2.79%, 5/1/2027	9,000	8,765

Pool # AM8803, 2.78%, 6/1/2027	4,997	4,881

Pool # AM8987, 2.79%, 6/1/2027	1,869	1,834

Pool # AM9003, 2.96%, 6/1/2027	2,891	2,859

Pool # AN9656, 3.57%, 7/1/2028	4,779	4,893

Pool # BL1040, 3.81%, 12/1/2028	3,000	3,125

Pool # AM7785, 3.17%, 2/1/2030	2,950	2,909

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,039

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AM8427, 3.04%, 4/1/2030	8,879		8,650

Pool # AM8544, 3.08%, 4/1/2030	7,888		7,713

Pool # AM8889, 2.92%, 5/1/2030	8,000		7,623

Pool # AM8804, 3.10%, 5/1/2030	3,747		3,669

Pool # AM8807, 3.10%, 5/1/2030	4,850		4,752

Pool # AM9020, 2.97%, 6/1/2030	3,956		3,851

Pool # AM8967, 3.08%, 6/1/2030	6,150		6,002

Pool # AM9320, 3.30%, 7/1/2030	4,022		3,966

Pool # AM9219, 3.35%, 9/1/2030	1,885		1,886

Pool # AP9632, 4.00%, 10/1/2032	821		846

Pool # AP9762, 4.00%, 10/1/2032	778		802

Pool # AQ7084, 3.50%, 12/1/2032	894		902

Pool # AT2703, 3.50%, 5/1/2033	1,919		1,936

Pool # AT2954, 3.50%, 5/1/2033	1,249		1,260

Pool # AT4180, 3.50%, 5/1/2033	1,216		1,227

Pool # AT4939, 3.50%, 5/1/2033	1,025		1,034

Pool # 754922, 5.50%, 9/1/2033	90		95

Pool # 762520, 4.00%, 11/1/2033	544		553

Pool # AM8922, 3.03%, 6/1/2035	2,907		2,845

Pool # AM9188, 3.12%, 6/1/2035	7,000		6,619

Pool # 849215, 6.50%, 1/1/2036	30		32

Pool # 872740, 6.50%, 6/1/2036	85		93

Pool # 886320, 6.50%, 7/1/2036	26		27

Pool # 888796, 6.00%, 9/1/2037	105		115

Pool # AO7225, 4.00%, 7/1/2042	783		804

Pool # AO9352, 4.00%, 7/1/2042	920		944

Pool # MA1125, 4.00%, 7/1/2042	1,360		1,396

Pool # AR1397, 3.00%, 1/1/2043	1,758		1,727

Pool # MA1711, 4.50%, 12/1/2043	3,711		3,877

Pool # MA1828, 4.50%, 3/1/2044	2,913		3,044

GNMA I, 30 Year, Single Family

Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)

Pool # 345288, 7.50%, 3/15/2023	1		1

Pool # 782507, 9.50%, 10/15/2024	31		32

Pool # 554108, 6.50%, 3/15/2028	48		52

Pool # 481872, 7.50%, 7/15/2028	4		5

Pool # 468149, 8.00%, 8/15/2028	4		4

Pool # 486537, 7.50%, 9/15/2028	15		16

Pool # 486631, 6.50%, 10/15/2028	6		7

Pool # 591882, 6.50%, 7/15/2032	16		17

Pool # 607645, 6.50%, 2/15/2033	40		45

Pool # 607724, 7.00%, 2/15/2033	38		41

Pool # 604209, 6.50%, 4/15/2033	40		44

Pool # 781614, 7.00%, 6/15/2033	75		88

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

GNMA II, 30 Year, Single Family

Pool # 2006, 8.50%, 5/20/2025	13	14

Pool # 2141, 8.00%, 12/20/2025	2	2

Pool # 2234, 8.00%, 6/20/2026	5	6

Pool # 2270, 8.00%, 8/20/2026	4	4

Pool # 2285, 8.00%, 9/20/2026	4	4

Pool # 2324, 8.00%, 11/20/2026	5	5

Pool # 2499, 8.00%, 10/20/2027	8	8

Pool # 2512, 8.00%, 11/20/2027	9	10

Pool # 2525, 8.00%, 12/20/2027	3	4

Pool # 2549, 7.50%, 2/20/2028	7	8

Pool # 2646, 7.50%, 9/20/2028	20	22

Pool # 2647, 8.00%, 9/20/2028	2	2

Pool # 3427, 4.50%, 8/20/2033	125	131

Pool # 4245, 6.00%, 9/20/2038	945	1,028

Pool # AK8806, 4.25%, 3/20/2045	1,710	1,782

GNMA II, Other

Pool # AC0979, 4.44%, 4/20/2063 (h)	1,391	1,415

Pool # AC0973, 4.45%, 5/20/2063 (h)	2,046	2,075

Total Mortgage-backed Securities (Cost $302,326)		298,822

Collateralized Mortgage Obligations — 14.7%

Acre 12/15/2020	3,785	3,785

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	6,353	6,624

Series 2005-J1, Class 1A4, IF, IO, 2.61%, 2/25/2035 ‡ (h)	531	7

Series 2005-1CB, Class 1A6, IF, IO, 4.61%, 3/25/2035 ‡ (h)	809	99

Series 2005-22T1, Class A2, IF, IO, 2.58%, 6/25/2035 ‡ (h)	4,664	445

Series 2005-20CB, Class 3A8, IF, IO, 2.26%, 7/25/2035 ‡ (h)	2,136	180

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	2,158	2,062

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	84	60

Series 2005-37T1, Class A2, IF, IO, 2.56%, 9/25/2035 ‡ (h)	3,369	337

Series 2005-54CB, Class 1A2, IF, IO, 2.36%, 11/25/2035 ‡ (h)	4,010	379

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,593	1,481

Series 2005-57CB, Class 3A2, IF, IO, 2.61%, 12/25/2035 ‡ (h)	925	86

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	696	673

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	1,167	929

ARIVO 9/15/2019 ‡	2,120	2,120

Banc of America Alternative Loan Trust

Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	9	8

Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	593	553

Series 2005-6, Class CBIO, IO, 5.50%, 7/25/2035 ‡	1,422	295

Series 2006-4, Class 1A4, 6.00%, 5/25/2046	342	297

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	154	132

Series 2004-2, Class 30PO, PO, 9/20/2034 ‡	98	90

Series 2004-C, Class 1A1, 4.97%, 12/20/2034 (h)	104	104

Series 2005-E, Class 4A1, 4.71%, 3/20/2035 (h)	200	201

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	243	231

Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	195	163

Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	100	76

Series 2006-A, Class 3A2, 4.35%, 2/20/2036 (h)	238	222

Banc of America Mortgage Trust

Series 2004-A, Class 2A2, 4.82%, 2/25/2034 (h)	77	77

Series 2004-J, Class 3A1, 4.87%, 11/25/2034 (h)	280	281

BCAP LLC Trust

Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	127	130

Series 2010-RR7, Class 2A1, 3.86%, 7/26/2045 (b) (h)	602	598

Bear Stearns ARM Trust

Series 2003-7, Class 3A, 4.20%, 10/25/2033 (h)	65	64

Series 2004-1, Class 12A1, 4.41%, 4/25/2034 (h)	323	325

Series 2004-2, Class 14A, 4.11%, 5/25/2034 (h)	54	54

Series 2006-1, Class A1, 4.91%, 2/25/2036 (h)	1,123	1,132

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	2

Series 2004-HYB1, Class 2A, 4.20%, 5/20/2034 (h)	57	57

Series 2004-HYB3, Class 2A, 3.62%, 6/20/2034 (h)	365	367

Series 2004-7, Class 2A1, 4.06%, 6/25/2034 (h)	188	194

Series 2004-HYB6, Class A3, 4.27%, 11/20/2034 (h)	229	233

Series 2005-16, Class A23, 5.50%, 9/25/2035	461	437

Series 2005-22, Class 2A1, 4.05%, 11/25/2035 (h)	1,299	1,139

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust

Series 2005-5, Class APO, PO, 8/25/2035 ‡	49	45

Series 2005-8, Class APO, PO, 11/25/2035 ‡	85	73

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	1

Series 2003-HYB1, Class A, 4.74%, 9/25/2033 (h)	54	54

Citigroup Mortgage Loan Trust

Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (b) (h)	16	16

Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	454	472

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class PO3, PO, 9/25/2033 ‡	32	30

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	14	14

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	37	36

Series 2003-1, Class PO2, PO, 10/25/2033 ‡	43	38

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	72	73

Series 2004-UST1, Class A6, 4.17%, 8/25/2034 (h)	59	57

Series 2005-1, Class 2A1A, 3.48%, 2/25/2035 (h)	225	195

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	244	249

Series 2005-5, Class 1A2, 4.00%, 8/25/2035 (h)	279	226

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (h) (j)	1,079		112

Credit Suisse First Boston Mortgage Securities Corp.

Series 2004-5, Class 5P, PO, 8/25/2019 ‡	—	(i)	—	(i)

Series 2003-1, Class DB1, 6.71%, 2/25/2033 (h)	323		338

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	107		110

Series 2003-25, Class 1P, PO, 10/25/2033 ‡	236		214

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,353		1,382

Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,853		2,827

FHLMC — GNMA Series 8, Class ZA, 7.00%, 3/25/2023	51		53

FHLMC REMIC

Series 2134, Class PI, IO, 6.50%, 3/15/2019	—	(i)	—	(i)

Series 2783, Class AT, 4.00%, 4/15/2019	3		3

Series 2809, Class UC, 4.00%, 6/15/2019	—	(i)	—	(i)

Series 2934, Class EC, PO, 2/15/2020	33		32

Series 2934, Class HI, IO, 5.00%, 2/15/2020	27		—	(i)

Series 2934, Class KI, IO, 5.00%, 2/15/2020	20		—	(i)

Series 2965, Class GD, 4.50%, 4/15/2020	49		49

Series 1807, Class G, 9.00%, 10/15/2020	—	(i)	—	(i)

Series 99, Class Z, 9.50%, 1/15/2021	—	(i)	—	(i)

Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(i)	—	(i)

Series 1065, Class J, 9.00%, 4/15/2021	1		1

Series 1084, Class F, 3.44%, 5/15/2021 (h)	—	(i)	—	(i)

Series 1079, Class S, HB, IF, 25.54%, 5/15/2021 (h)	—	(i)	—	(i)

Series 1084, Class S, HB, IF, 34.03%, 5/15/2021 (h)	—	(i)	—	(i)

Series 1116, Class I, 5.50%, 8/15/2021	1		1

Series 1144, Class KB, 8.50%, 9/15/2021	3		3

Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (h)	—	(i)	—	(i)

Series 1250, Class J, 7.00%, 5/15/2022	2		2

Series 1343, Class LB, 7.50%, 8/15/2022	6		7

Series 1343, Class LA, 8.00%, 8/15/2022	5		5

Series 1370, Class JA, 3.64%, 9/15/2022 (h)	11		11

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2512, Class PG, 5.50%, 10/15/2022	111		114

Series 1455, Class WB, IF, 3.43%, 12/15/2022 (h)	11		11

Series 2535, Class BK, 5.50%, 12/15/2022	60		62

Series 1470, Class F, 2.06%, 2/15/2023 (h)	1		1

Series 2568, Class KG, 5.50%, 2/15/2023	156		162

Series 1466, Class PZ, 7.50%, 2/15/2023	47		49

Series 1498, Class I, 3.64%, 4/15/2023 (h)	59		60

Series 1502, Class PX, 7.00%, 4/15/2023	88		93

Series 1798, Class F, 5.00%, 5/15/2023	74		75

Series 1518, Class G, IF, 6.45%, 5/15/2023 (h)	23		25

Series 1505, Class Q, 7.00%, 5/15/2023	10		10

Series 204, Class E, HB, IF, 1,393.71%, 5/15/2023 (h)	—	(i)	—	(i)

Series 1541, Class O, 1.98%, 7/15/2023 (h)	22		22

Series 2638, Class DS, IF, 6.11%, 7/15/2023 (h)	16		16

Series 1541, Class M, HB, IF, 23.33%, 7/15/2023 (h)	8		10

Series 1570, Class F, 2.56%, 8/15/2023 (h)	2		2

Series 1608, Class L, 6.50%, 9/15/2023	213		226

Series 1573, Class PZ, 7.00%, 9/15/2023	67		71

Series 2571, Class SK, HB, IF, 23.77%, 9/15/2023 (h)	31		41

Series 1591, Class PV, 6.25%, 10/15/2023	44		46

Series 1602, Class SA, IF, 14.66%, 10/15/2023 (h)	25		29

Series 2710, Class HB, 5.50%, 11/15/2023	411		420

Series 1642, Class PJ, 6.00%, 11/15/2023	99		104

Series 2716, Class UN, 4.50%, 12/15/2023	261		266

Series 1638, Class H, 6.50%, 12/15/2023	144		152

Series 2283, Class K, 6.50%, 12/15/2023	71		75

Series 1700, Class GA, PO, 2/15/2024	25		24

Series 1865, Class D, PO, 2/15/2024	39		36

Series 1760, Class ZD, 2.25%, 2/15/2024 (h)	189		186

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	14		17

Series 1686, Class SH, IF, 13.64%, 2/15/2024 (h)	5		6

Series 1709, Class FA, 1.90%, 3/15/2024 (h)	3		3

Series 1699, Class FC, 3.09%, 3/15/2024 (h)	7		7

Series 1695, Class EB, 7.00%, 3/15/2024	33		35

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1706, Class K, 7.00%, 3/15/2024	98	103

Series 2033, Class SN, HB, IF, 26.69%, 3/15/2024 (h)	16	3

Series 2306, Class K, PO, 5/15/2024	16	15

Series 2306, Class SE, IF, IO, 7.85%, 5/15/2024 (h)	37	5

Series 1745, Class D, 7.50%, 8/15/2024	18	19

Series 3720, Class A, 4.50%, 9/15/2025	180	185

Series 3131, Class BK, 5.50%, 3/15/2026	613	638

Series 1829, Class ZB, 6.50%, 3/15/2026	16	17

Series 1863, Class Z, 6.50%, 7/15/2026	20	21

Series 1890, Class H, 7.50%, 9/15/2026	19	21

Series 1899, Class ZE, 8.00%, 9/15/2026	61	68

Series 3229, Class HE, 5.00%, 10/15/2026	575	600

Series 1963, Class Z, 7.50%, 1/15/2027	46	51

Series 1935, Class FL, 3.19%, 2/15/2027 (h)	4	4

Series 1981, Class Z, 6.00%, 5/15/2027	75	80

Series 1970, Class PG, 7.25%, 7/15/2027	6	6

Series 1987, Class PE, 7.50%, 9/15/2027	35	39

Series 2019, Class Z, 6.50%, 12/15/2027	62	67

Series 2038, Class PN, IO, 7.00%, 3/15/2028	57	10

Series 2040, Class PE, 7.50%, 3/15/2028	124	139

Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,496

Series 2043, Class CJ, 6.50%, 4/15/2028	18	19

Series 2054, Class PV, 7.50%, 5/15/2028	83	93

Series 2075, Class PM, 6.25%, 8/15/2028	180	192

Series 2075, Class PH, 6.50%, 8/15/2028	160	175

Series 2086, Class GB, 6.00%, 9/15/2028	49	53

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	75	8

Series 2095, Class PE, 6.00%, 11/15/2028	213	230

Series 2125, Class JZ, 6.00%, 2/15/2029	72	76

Series 2136, Class PG, 6.00%, 3/15/2029	89	96

Series 2132, Class SB, IF, 19.68%, 3/15/2029 (h)	16	22

Series 2141, IO, 7.00%, 4/15/2029	24	3

Series 2169, Class TB, 7.00%, 6/15/2029	257	284

Series 2163, Class PC, IO, 7.50%, 6/15/2029	28	3

Series 2172, Class QC, 7.00%, 7/15/2029	161	179

Series 2176, Class OJ, 7.00%, 8/15/2029	126	140

Series 2201, Class C, 8.00%, 11/15/2029	75	84

Series 2209, Class TC, 8.00%, 1/15/2030	68	77

Series 2210, Class Z, 8.00%, 1/15/2030	126	145

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2224, Class CB, 8.00%, 3/15/2030	28		32

Series 2230, Class Z, 8.00%, 4/15/2030	73		83

Series 2234, Class PZ, 7.50%, 5/15/2030	53		60

Series 2247, Class Z, 7.50%, 8/15/2030	56		63

Series 2256, Class MC, 7.25%, 9/15/2030	78		88

Series 2259, Class ZM, 7.00%, 10/15/2030	100		113

Series 2261, Class ZY, 7.50%, 10/15/2030	—	(i)	—	(i)

Series 2262, Class Z, 7.50%, 10/15/2030	16		18

Series 2271, Class PC, 7.25%, 12/15/2030	127		143

Series 2296, Class PD, 7.00%, 3/15/2031	72		80

Series 2313, Class LA, 6.50%, 5/15/2031	63		71

Series 2325, Class PM, 7.00%, 6/15/2031	85		96

Series 2359, Class ZB, 8.50%, 6/15/2031	200		233

Series 2344, Class ZD, 6.50%, 8/15/2031	675		779

Series 2344, Class ZJ, 6.50%, 8/15/2031	57		63

Series 2345, Class NE, 6.50%, 8/15/2031	50		55

Series 2351, Class PZ, 6.50%, 8/15/2031	55		62

Series 2353, Class AZ, 6.00%, 9/15/2031	402		426

Series 2367, Class ME, 6.50%, 10/15/2031	102		111

Series 2396, Class FM, 2.94%, 12/15/2031 (h)	220		221

Series 2399, Class OH, 6.50%, 1/15/2032	139		154

Series 2399, Class TH, 6.50%, 1/15/2032	180		199

Series 2464, Class SI, IF, IO, 5.51%, 2/15/2032 (h)	319		51

Series 2410, Class QX, IF, IO, 6.16%, 2/15/2032 (h)	76		15

Series 2410, Class OE, 6.38%, 2/15/2032	67		71

Series 2410, Class NG, 6.50%, 2/15/2032	175		194

Series 2420, Class XK, 6.50%, 2/15/2032	226		251

Series 2412, Class SP, IF, 11.12%, 2/15/2032 (h)	149		178

Series 2410, Class QS, IF, 13.03%, 2/15/2032 (h)	123		154

Series 2444, Class ES, IF, IO, 5.46%, 3/15/2032 (h)	129		22

Series 2450, Class SW, IF, IO, 5.51%, 3/15/2032 (h)	103		17

Series 2430, Class WF, 6.50%, 3/15/2032	337		377

Series 2423, Class MC, 7.00%, 3/15/2032	187		210

Series 2423, Class MT, 7.00%, 3/15/2032	162		183

Series 2435, Class CJ, 6.50%, 4/15/2032	235		260

Series 2434, Class TC, 7.00%, 4/15/2032	176		197

Series 2436, Class MC, 7.00%, 4/15/2032	136		149

Series 2455, Class GK, 6.50%, 5/15/2032	360		401

Series 2450, Class GZ, 7.00%, 5/15/2032	98		111

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2462, Class JG, 6.50%, 6/15/2032	155	172

Series 2466, Class PH, 6.50%, 6/15/2032	271	300

Series 2474, Class NR, 6.50%, 7/15/2032	149	167

Series 2484, Class LZ, 6.50%, 7/15/2032	178	202

Series 2500, Class MC, 6.00%, 9/15/2032	179	196

Series 2835, Class QO, PO, 12/15/2032	26	22

Series 2543, Class YX, 6.00%, 12/15/2032	329	364

Series 2544, Class HC, 6.00%, 12/15/2032	322	354

Series 2552, Class ME, 6.00%, 1/15/2033	418	463

Series 2567, Class QD, 6.00%, 2/15/2033	361	401

Series 2575, Class ME, 6.00%, 2/15/2033	885	967

Series 2596, Class QG, 6.00%, 3/15/2033	241	253

Series 2586, Class WI, IO, 6.50%, 3/15/2033	116	26

Series 2692, Class SC, IF, 8.31%, 7/15/2033 (h)	61	69

Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,421

Series 3920, Class LP, 5.00%, 1/15/2034	946	1,020

Series 2744, Class PE, 5.50%, 2/15/2034	37	38

Series 3611, PO, 7/15/2034	62	53

Series 2990, Class UZ, 5.75%, 6/15/2035	2,157	2,378

Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,247

Series 3014, Class OD, PO, 8/15/2035	51	46

Series 3085, Class WF, 3.29%, 8/15/2035 (h)	165	169

Series 3151, Class UC, 5.50%, 8/15/2035	21	21

Series 3047, Class OD, 5.50%, 10/15/2035	944	1,026

Series 3074, Class BH, 5.00%, 11/15/2035	522	544

Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,487

Series 3102, Class FB, 2.79%, 1/15/2036 (h)	227	228

Series 3102, Class HS, IF, 15.44%, 1/15/2036 (h)	56	74

Series 3117, Class EO, PO, 2/15/2036	374	319

Series 3117, Class OK, PO, 2/15/2036	218	186

Series 3134, PO, 3/15/2036	58	51

Series 3152, Class MO, PO, 3/15/2036	288	248

Series 3122, Class ZB, 6.00%, 3/15/2036	23	32

Series 3138, PO, 4/15/2036	274	241

Series 3607, Class BO, PO, 4/15/2036	126	108

Series 3219, Class DI, IO, 6.00%, 4/15/2036	206	43

Series 3819, Class ZQ, 6.00%, 4/15/2036	1,222	1,362

Series 3149, Class SO, PO, 5/15/2036	30	24

Series 3233, Class OP, PO, 5/15/2036	88	75

Series 3171, Class MO, PO, 6/15/2036	57	51

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3179, Class OA, PO, 7/15/2036	250	218

Series 3194, Class SA, IF, IO, 4.61%, 7/15/2036 (h)	43	2

Series 3211, Class SO, PO, 9/15/2036	261	227

Series 3218, Class AO, PO, 9/15/2036	121	95

Series 3232, Class ST, IF, IO, 4.21%, 10/15/2036 (h)	287	42

Series 3256, PO, 12/15/2036	158	135

Series 3261, Class OA, PO, 1/15/2037	199	169

Series 3260, Class CS, IF, IO, 3.65%, 1/15/2037 (h)	331	46

Series 3274, Class JO, PO, 2/15/2037	49	44

Series 3275, Class FL, 2.93%, 2/15/2037 (h)	55	55

Series 3290, Class SB, IF, IO, 3.96%, 3/15/2037 (h)	407	52

Series 3318, Class AO, PO, 5/15/2037	15	14

Series 3607, PO, 5/15/2037	255	216

Series 3315, Class HZ, 6.00%, 5/15/2037	324	329

Series 3326, Class JO, PO, 6/15/2037	16	15

Series 3331, PO, 6/15/2037	180	160

Series 3607, Class OP, PO, 7/15/2037	520	449

Series 4048, Class FJ, 2.92%, 7/15/2037 (h)	1,069	1,066

Series 3759, Class HI, IO, 4.00%, 8/15/2037	144	2

Series 3760, Class GI, IO, 4.00%, 10/15/2037	47	—	(i)

Series 3385, Class SN, IF, IO, 3.51%, 11/15/2037 (h)	89	7

Series 3387, Class SA, IF, IO, 3.93%, 11/15/2037 (h)	245	23

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	1,601	12

Series 3404, Class SC, IF, IO, 3.51%, 1/15/2038 (h)	450	53

Series 3424, Class PI, IF, IO, 4.31%, 4/15/2038 (h)	317	41

Series 3481, Class SJ, IF, IO, 3.36%, 8/15/2038 (h)	512	68

Series 3511, Class SA, IF, IO, 3.51%, 2/15/2039 (h)	326	42

Series 3549, Class FA, 3.69%, 7/15/2039 (h)	50	51

Series 3997, Class PF, 2.94%, 11/15/2039 (h)	166	166

Series 3621, Class BO, PO, 1/15/2040	186	161

Series 3747, Class PY, 4.00%, 10/15/2040	1,000	1,032

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 3925, Class FL, 2.94%, 1/15/2041 (h)	614		616

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	272		277

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	943		1,015

Series 3957, Class B, 4.00%, 11/15/2041	393		404

Series 3966, Class NA, 4.00%, 12/15/2041	661		688

Series 4217, Class KY, 3.00%, 6/15/2043	2,000		1,883

Series 4374, Class NC, 3.75%, 2/15/2046 (e)	1,383		1,395

FHLMC STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	8		—	(i)

Series 243, Class 17, IO, 4.50%, 12/15/2020	22		1

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)

Series 233, Class 11, IO, 5.00%, 9/15/2035	448		83

Series 233, Class 13, IO, 5.00%, 9/15/2035	636		129

Series 299, Class 300, 3.00%, 1/15/2043	4,863		4,837

Series 310, PO, Zero Coupon, 9/15/2043	1,618		1,299

Series 323, Class 300, 3.00%, 1/15/2044	3,023		2,963

FHLMC Structured Pass-Through Securities Certificates

Series T-41, Class 3A, 5.46%, 7/25/2032 (h)	329		351

Series T-76, Class 2A, 2.48%, 10/25/2037 (h)	1,020		1,062

Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	209		247

Series T-54, Class 2A, 6.50%, 2/25/2043	1,198		1,369

Series T-54, Class 3A, 7.00%, 2/25/2043	337		384

Series T-58, Class APO, PO, 9/25/2043	119		95

Series T-59, Class 1AP, PO, 10/25/2043	274		140

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 4.22%, 10/25/2034 (h)	301		298

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	697		568

Series 2007-FA4, Class 1A2, IF, IO, 3.16%, 8/25/2037 ‡ (h)	1,348		213

First Horizon Mortgage Pass-Through Trust Series 2005-AR1, Class 2A2, 4.50%, 4/25/2035 (h)	237		241

FNMA Grantor Trust

Series 2002-T19, Class A2, 7.00%, 7/25/2042	596		672

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	400		454

FNMA REMIC

Series 2004-27, Class HB, 4.00%, 5/25/2019	17		17

Series 1989-70, Class G, 8.00%, 10/25/2019	—	(i)	—	(i)

Series 1989-83, Class H, 8.50%, 11/25/2019	1		1

Series 1989-89, Class H, 9.00%, 11/25/2019	—	(i)	—	(i)

Series 1989-78, Class H, 9.40%, 11/25/2019	—	(i)	—	(i)

Series 1990-1, Class D, 8.80%, 1/25/2020	—	(i)	—	(i)

Series 1990-60, Class K, 5.50%, 6/25/2020	—	(i)	—	(i)

Series 1990-63, Class H, 9.50%, 6/25/2020	—	(i)	—	(i)

Series 1990-93, Class G, 5.50%, 8/25/2020	—	(i)	—	(i)

Series 1990-102, Class J, 6.50%, 8/25/2020	2		3

Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)

Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)

Series 1990-120, Class H, 9.00%, 10/25/2020	2		2

Series 1990-134, Class SC, IF, 17.87%, 11/25/2020 (h)	—	(i)	—	(i)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)

Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(i)	—	(i)

Series 1991-24, Class Z, 5.00%, 3/25/2021	1		1

Series 2001-4, Class PC, 7.00%, 3/25/2021	18		18

Series G-17, Class S, HB, 825.09%, 6/25/2021 (h)	—	(i)	—	(i)

Series 2001-48, Class Z, 6.50%, 9/25/2021	191		196

Series G-28, Class S, IF, 12.61%, 9/25/2021 (h)	—	(i)	—	(i)

Series G-35, Class M, 8.75%, 10/25/2021	2		2

Series G-51, Class SA, HB, IF, 22.55%, 12/25/2021 (h)	—	(i)	—	(i)

Series 2002-1, Class HC, 6.50%, 2/25/2022	20		20

Series 2007-15, Class NO, PO, 3/25/2022	42		41

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series G92-42, Class Z, 7.00%, 7/25/2022	3		3

Series G92-35, Class E, 7.50%, 7/25/2022	27		28

Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)

Series 1992-136, Class PK, 6.00%, 8/25/2022	10		10

Series 1996-59, Class J, 6.50%, 8/25/2022	6		6

Series G92-52, Class FD, 2.51%, 9/25/2022 (h)	4		4

Series 1992-143, Class MA, 5.50%, 9/25/2022	5		6

Series G92-54, Class ZQ, 7.50%, 9/25/2022	19		20

Series 1992-163, Class M, 7.75%, 9/25/2022	19		20

Series G92-62, Class B, PO, 10/25/2022	6		6

Series G92-59, Class F, 1.76%, 10/25/2022 (h)	4		4

Series G92-61, Class Z, 7.00%, 10/25/2022	10		11

Series 1992-188, Class PZ, 7.50%, 10/25/2022	40		43

Series G93-1, Class KA, 7.90%, 1/25/2023	35		37

Series G93-5, Class Z, 6.50%, 2/25/2023	9		10

Series 1997-61, Class ZC, 7.00%, 2/25/2023	159		168

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	6		7

Series G93-14, Class J, 6.50%, 3/25/2023	12		12

Series 1993-25, Class J, 7.50%, 3/25/2023	26		28

Series 1993-21, Class KA, 7.70%, 3/25/2023	15		16

Series 1998-4, Class C, PO, 4/25/2023	4		4

Series 2008-24, Class DY, 5.00%, 4/25/2023	2		2

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	25		26

Series 1998-43, Class SA, IF, IO, 16.12%, 4/25/2023 (h)	31		7

Series 1993-62, Class SA, IF, 18.07%, 4/25/2023 (h)	9		10

Series 2003-39, Class LW, 5.50%, 5/25/2023	312		320

Series 2003-41, Class PE, 5.50%, 5/25/2023	147		149

Series 2008-47, Class SI, IF, IO, 4.01%, 6/25/2023 (h)	108		3

Series G93-27, Class FD, 3.37%, 8/25/2023 (h)	21		21

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1999-38, Class SK, IF, IO, 5.56%, 8/25/2023 (h)	6	—	(i)

Series 2002-83, Class CS, 6.88%, 8/25/2023	175	183

Series 1996-14, Class SE, IF, IO, 8.00%, 8/25/2023 (h)	90	11

Series 1993-205, Class H, PO, 9/25/2023	14	14

Series G93-37, Class H, PO, 9/25/2023	6	5

Series 2008-76, Class GF, 3.14%, 9/25/2023 (h)	2	2

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	12	12

Series 1993-165, Class SD, IF, 12.62%, 9/25/2023 (h)	5	6

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	5	6

Series 1999-52, Class NS, IF, 16.41%, 10/25/2023 (h)	15	18

Series 1993-179, Class SB, HB, IF, 25.13%, 10/25/2023 (h)	8	10

Series 1995-19, Class Z, 6.50%, 11/25/2023	100	109

Series 1993-230, Class FA, 3.09%, 12/25/2023 (h)	9	9

Series 1993-247, Class FE, 3.49%, 12/25/2023 (h)	20	20

Series 1993-225, Class UB, 6.50%, 12/25/2023	25	27

Series 1993-247, Class SU, IF, 11.89%, 12/25/2023 (h)	9	10

Series 2002-1, Class UD, IF, 15.79%, 12/25/2023 (h)	20	24

Series 2009-9, IO, 5.00%, 2/25/2024	59	1

Series 2009-18, IO, 5.00%, 3/25/2024	21	—	(i)

Series 1994-37, Class L, 6.50%, 3/25/2024	78	82

Series 1994-40, Class Z, 6.50%, 3/25/2024	458	486

Series 2004-53, Class NC, 5.50%, 7/25/2024	88	90

Series 1995-2, Class Z, 8.50%, 1/25/2025	22	24

Series G95-1, Class C, 8.80%, 1/25/2025	12	13

Series 1997-20, IO, 1.84%, 3/25/2027 (h)	54	1

Series 1997-27, Class J, 7.50%, 4/18/2027	8	9

Series 1997-29, Class J, 7.50%, 4/20/2027	19	21

Series 1997-39, Class PD, 7.50%, 5/20/2027	137	153

Series 1997-42, Class ZC, 6.50%, 7/18/2027	10	11

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	35	4

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1998-36, Class ZB, 6.00%, 7/18/2028	54	58

Series 1998-66, Class SB, IF, IO, 5.66%, 12/25/2028 (h)	53	3

Series 1999-18, Class Z, 5.50%, 4/18/2029	103	109

Series 1999-17, Class C, 6.35%, 4/25/2029	37	40

Series 1999-62, Class PB, 7.50%, 12/18/2029	57	63

Series 2000-2, Class ZE, 7.50%, 2/25/2030	193	217

Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,493

Series 2000-20, Class SA, IF, IO, 6.61%, 7/25/2030 (h)	105	13

Series 2000-52, IO, 8.50%, 1/25/2031	15	3

Series 2001-7, Class PF, 7.00%, 3/25/2031	35	39

Series 2011-31, Class DB, 3.50%, 4/25/2031	2,500	2,559

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	125	26

Series 2001-30, Class PM, 7.00%, 7/25/2031	117	133

Series 2001-36, Class DE, 7.00%, 8/25/2031	131	145

Series 2001-49, Class Z, 6.50%, 9/25/2031	33	37

Series 2001-44, Class MY, 7.00%, 9/25/2031	331	374

Series 2001-44, Class PD, 7.00%, 9/25/2031	42	47

Series 2001-44, Class PU, 7.00%, 9/25/2031	65	73

Series 2001-52, Class KB, 6.50%, 10/25/2031	38	40

Series 2003-52, Class SX, IF, 15.48%, 10/25/2031 (h)	71	95

Series 2001-61, Class Z, 7.00%, 11/25/2031	411	465

Series 2001-72, Class SX, IF, 11.67%, 12/25/2031 (h)	11	14

Series 2002-1, Class SA, IF, 17.10%, 2/25/2032 (h)	18	24

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	381	17

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	5	7

Series 2002-21, Class LO, PO, 4/25/2032	12	11

Series 2002-21, Class PE, 6.50%, 4/25/2032	115	127

Series 2002-28, Class PK, 6.50%, 5/25/2032	296	327

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	2,932

Series 2002-37, Class Z, 6.50%, 6/25/2032	75	83

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	328	49

Series 2002-48, Class GH, 6.50%, 8/25/2032	416	462

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	50	55

Series 2004-59, Class BG, PO, 12/25/2032	150	129

Series 2002-77, Class S, IF, 9.92%, 12/25/2032 (h)	66	77

Series 2003-22, Class UD, 4.00%, 4/25/2033	1,313	1,359

Series 2003-35, Class UC, 3.75%, 5/25/2033	15	15

Series 2003-42, Class GB, 4.00%, 5/25/2033	85	88

Series 2003-34, Class AX, 6.00%, 5/25/2033	272	300

Series 2003-34, Class ED, 6.00%, 5/25/2033	1,115	1,178

Series 2003-39, IO, 6.00%, 5/25/2033 (h)	52	11

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	422	94

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	753	93

Series 2004-4, Class QI, IF, IO, 4.61%, 6/25/2033 (h)	459	19

Series 2003-47, Class PE, 5.75%, 6/25/2033	188	205

Series 2004-4, Class QM, IF, 9.22%, 6/25/2033 (h)	43	47

Series 2003-64, Class SX, IF, 7.48%, 7/25/2033 (h)	60	67

Series 2004-36, Class SN, IF, 9.22%, 7/25/2033 (h)	59	60

Series 2003-132, Class OA, PO, 8/25/2033	34	31

Series 2003-71, Class DS, IF, 4.12%, 8/25/2033 (h)	384	381

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	413	70

Series 2003-74, Class SH, IF, 5.69%, 8/25/2033 (h)	61	67

Series 2003-91, Class SD, IF, 8.35%, 9/25/2033 (h)	91	104

Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,276

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	2,924

Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	3,877

Series 2003-116, Class SB, IF, IO, 5.11%, 11/25/2033 (h)	593	94

Series 2006-44, Class P, PO, 12/25/2033	995	849

Series 2004-25, Class PC, 5.50%, 1/25/2034	2	2

Series 2003-130, Class SX, IF, 7.79%, 1/25/2034 (h)	19	21

Series 2004-36, Class PC, 5.50%, 2/25/2034	2	2

Series 2004-10, Class SC, IF, 18.64%, 2/25/2034 (h)	24	24

Series 2004-25, Class SA, IF, 12.68%, 4/25/2034 (h)	318	397

Series 2004-46, Class SK, IF, 9.65%, 5/25/2034 (h)	584	678

Series 2004-36, Class SA, IF, 12.68%, 5/25/2034 (h)	586	770

Series 2004-46, Class QB, IF, 14.04%, 5/25/2034 (h)	227	285

Series 2004-51, Class SY, IF, 9.26%, 7/25/2034 (h)	104	120

Series 2004-79, Class SP, IF, 12.95%, 11/25/2034 (h)	94	99

Series 2005-74, Class CS, IF, 13.17%, 5/25/2035 (h)	225	263

Series 2005-68, Class UC, 5.00%, 6/25/2035	111	111

Series 2005-68, Class BC, 5.25%, 6/25/2035	82	82

Series 2005-56, Class S, IF, IO, 4.22%, 7/25/2035 (h)	629	80

Series 2005-66, Class SG, IF, 11.15%, 7/25/2035 (h)	156	196

Series 2005-68, Class PG, 5.50%, 8/25/2035	572	616

Series 2005-84, Class XM, 5.75%, 10/25/2035	1,730	1,871

Series 2005-110, Class GL, 5.50%, 12/25/2035	4,048	4,425

Series 2006-46, Class UC, 5.50%, 12/25/2035	561	591

Series 2005-109, Class PC, 6.00%, 12/25/2035	637	684

Series 2006-15, Class OT, PO, 1/25/2036	17	17

Series 2006-39, Class WC, 5.50%, 1/25/2036	571	603

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-16, Class OA, PO, 3/25/2036	213	183

Series 2006-22, Class AO, PO, 4/25/2036	320	276

Series 2006-23, Class KO, PO, 4/25/2036	67	60

Series 2006-44, Class GO, PO, 6/25/2036	419	358

Series 2006-53, Class US, IF, IO, 4.09%, 6/25/2036 (h)	635	100

Series 2007-101, Class A2, 2.74%, 6/27/2036 (h)	424	416

Series 2006-56, PO, 7/25/2036	338	301

Series 2006-58, PO, 7/25/2036	186	160

Series 2006-58, Class AP, PO, 7/25/2036	359	314

Series 2006-65, Class QO, PO, 7/25/2036	285	246

Series 2006-56, Class FC, 2.78%, 7/25/2036 (h)	604	604

Series 2006-58, Class FL, 2.95%, 7/25/2036 (h)	46	47

Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,546	5,280

Series 2006-72, Class TO, PO, 8/25/2036	56	51

Series 2006-79, Class DO, PO, 8/25/2036	231	206

Series 2007-7, Class SG, IF, IO, 4.01%, 8/25/2036 (h)	785	166

Series 2006-77, Class PC, 6.50%, 8/25/2036	920	1,013

Series 2006-90, Class AO, PO, 9/25/2036	182	162

Series 2008-42, Class AO, PO, 9/25/2036	90	80

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,154	216

Series 2006-109, PO, 11/25/2036	81	70

Series 2006-110, PO, 11/25/2036	528	448

Series 2006-111, Class EO, PO, 11/25/2036	57	50

Series 2006-124, Class HB, 4.61%, 11/25/2036 (h)	762	789

Series 2006-119, PO, 12/25/2036	57	50

Series 2006-118, Class A2, 2.57%, 12/25/2036 (h)	337	333

Series 2009-70, Class CO, PO, 1/25/2037	448	375

Series 2006-128, Class BP, 5.50%, 1/25/2037	244	257

Series 2007-77, Class FG, 2.99%, 3/25/2037 (h)	79	80

Series 2007-16, Class FC, 3.24%, 3/25/2037 (h)	117	122

Series 2007-14, Class ES, IF, IO, 3.95%, 3/25/2037 (h)	766	122

Series 2007-48, PO, 5/25/2037	131	117

Series 2007-54, Class FA, 2.89%, 6/25/2037 (h)	296	297

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-60, Class AX, IF, IO, 4.66%, 7/25/2037 (h)	2,109	403

Series 2012-14, Class FB, 2.94%, 8/25/2037 (h)	258	259

Series 2007-81, Class GE, 6.00%, 8/25/2037	315	339

Series 2007-88, Class VI, IF, IO, 4.05%, 9/25/2037 (h)	1,482	237

Series 2007-91, Class ES, IF, IO, 3.97%, 10/25/2037 (h)	1,067	167

Series 2007-106, Class A7, 6.11%, 10/25/2037 (h)	172	186

Series 2007-116, Class HI, IO, 1.22%, 1/25/2038 (h)	783	29

Series 2008-1, Class BI, IF, IO, 3.42%, 2/25/2038 (h)	397	52

Series 2008-16, Class IS, IF, IO, 3.71%, 3/25/2038 (h)	115	15

Series 2008-10, Class XI, IF, IO, 3.74%, 3/25/2038 (h)	306	30

Series 2008-27, Class SN, IF, IO, 4.41%, 4/25/2038 (h)	157	19

Series 2008-44, PO, 5/25/2038	11	9

Series 2008-53, Class CI, IF, IO, 4.71%, 7/25/2038 (h)	261	37

Series 2008-80, Class SA, IF, IO, 3.36%, 9/25/2038 (h)	570	76

Series 2008-81, Class SB, IF, IO, 3.36%, 9/25/2038 (h)	489	37

Series 2010-148, Class MA, 4.00%, 2/25/2039	183	185

Series 2009-6, Class GS, IF, IO, 4.06%, 2/25/2039 (h)	582	90

Series 2009-62, Class HJ, 6.00%, 5/25/2039	212	225

Series 2009-60, Class HT, 6.00%, 8/25/2039	459	506

Series 2009-99, Class SC, IF, IO, 3.69%, 12/25/2039 (h)	150	17

Series 2009-103, Class MB, 4.32%, 12/25/2039 (h)	263	281

Series 2010-49, Class SC, IF, 7.68%, 3/25/2040 (h)	513	567

Series 2010-64, Class DM, 5.00%, 6/25/2040	268	283

Series 2010-71, Class HJ, 5.50%, 7/25/2040	403	443

Series 2010-147, Class SA, IF, IO, 4.04%, 1/25/2041 (h)	1,447	269

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2011-30, Class LS, IO, 1.32%, 4/25/2041 (h)	793	40

Series 2011-75, Class FA, 3.04%, 8/25/2041 (h)	270	272

Series 2011-118, Class MT, 7.00%, 11/25/2041	549	627

Series 2011-130, Class CA, 6.00%, 12/25/2041	995	1,105

Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000	1,890

Series 2013-92, PO, 9/25/2043	1,442	1,136

Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,664

Series 2013-101, Class DO, PO, 10/25/2043	2,247	1,746

Series 2013-128, PO, 12/25/2043	2,779	2,229

Series 2011-2, Class WA, 5.82%, 2/25/2051 (h)	358	380

FNMA REMIC Trust

Series 2007-42, Class AO, PO, 5/25/2037	51	46

Series 2007-W7, Class 1A4, HB, IF, 24.24%, 7/25/2037 (h)	15	23

Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (h)	57	63

Series 2003-W1, Class 1A1, 5.37%, 12/25/2042 (h)	502	528

Series 2003-W1, Class 2A, 5.89%, 12/25/2042 (h)	209	225

Series 2009-W1, Class A, 6.00%, 12/25/2049	753	836

FNMA STRIPS

Series 368, Class 3, IO, 4.50%, 11/25/2020	3	—	(i)

Series 218, Class 2, IO, 7.50%, 4/25/2023	3	—	(i)

Series 265, Class 2, 9.00%, 3/25/2024	4	4

Series 329, Class 1, PO, 1/25/2033	52	46

Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	75	15

Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	251	46

Series 355, Class 11, IO, 6.00%, 7/25/2034	213	45

Series 365, Class 8, IO, 5.50%, 5/25/2036	324	75

Series 374, Class 5, IO, 5.50%, 8/25/2036	167	35

Series 393, Class 6, IO, 5.50%, 4/25/2037	66	11

Series 383, Class 32, IO, 6.00%, 1/25/2038	77	18

Series 383, Class 33, IO, 6.00%, 1/25/2038	203	42

FNMA Trust

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	126	144

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	274	307

Series 2004-W15, Class 2AF, 2.74%, 8/25/2044 (h)	366	364

Series 2005-W3, Class 2AF, 2.71%, 3/25/2045 (h)	1,022	1,018

Series 2006-W2, Class 1AF1, 2.71%, 2/25/2046 (h)	349	349

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.91%, 6/19/2035 (h)	1,082	1,057

GNMA

Series 1994-7, Class PQ, 6.50%, 10/16/2024	443	443

Series 1999-4, Class ZB, 6.00%, 2/20/2029	379	378

Series 1999-30, Class S, IF, IO, 6.12%, 8/16/2029 (h)	49	—	(i)

Series 2000-31, Class Z, 9.00%, 10/20/2030	128	149

Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	8	—	(i)

Series 2000-35, Class ZA, 9.00%, 11/20/2030	82	96

Series 2001-6, Class SD, IF, IO, 6.07%, 3/16/2031 (h)	41	—	(i)

Series 2001-35, Class SA, IF, IO, 5.77%, 8/16/2031 (h)	100	1

Series 2002-24, Class AG, IF, IO, 5.47%, 4/16/2032 (h)	340	4

Series 2002-24, Class SB, IF, 8.20%, 4/16/2032 (h)	33	34

Series 2002-41, Class SV, IF, 9.00%, 6/16/2032 (h)	11	13

Series 2002-45, Class QE, 6.50%, 6/20/2032	857	859

Series 2002-47, Class PG, 6.50%, 7/16/2032	291	292

Series 2002-47, Class ZA, 6.50%, 7/20/2032	561	562

Series 2002-52, Class GH, 6.50%, 7/20/2032	479	480

Series 2002-75, Class PB, 6.00%, 11/20/2032	949	999

Series 2003-58, Class BE, 6.50%, 1/20/2033	714	787

Series 2003-11, Class SK, IF, IO, 5.22%, 2/16/2033 (h)	299	27

Series 2003-12, Class SP, IF, IO, 5.22%, 2/20/2033 (h)	160	27

Series 2003-24, PO, 3/16/2033	31	29

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-40, Class TJ, 6.50%, 3/20/2033	845	928

Series 2003-46, Class TC, 6.50%, 3/20/2033	399	431

Series 2003-46, Class MG, 6.50%, 5/20/2033	524	575

Series 2003-52, Class AP, PO, 6/16/2033	144	123

Series 2003-90, PO, 10/20/2033	43	38

Series 2003-112, Class SA, IF, IO, 4.07%, 12/16/2033 (h)	550	73

Series 2004-28, Class S, IF, 12.84%, 4/16/2034 (h)	238	316

Series 2004-73, Class AE, IF, 9.74%, 8/17/2034 (h)	51	55

Series 2004-90, Class SI, IF, IO, 3.62%, 10/20/2034 (h)	745	94

Series 2005-68, Class DP, IF, 10.45%, 6/17/2035 (h)	97	109

Series 2010-14, Class CO, PO, 8/20/2035	272	230

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	1,244	238

Series 2005-68, Class KI, IF, IO, 3.82%, 9/20/2035 (h)	1,716	215

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	242	46

Series 2006-16, Class OP, PO, 3/20/2036	113	102

Series 2006-38, Class SW, IF, IO, 4.02%, 6/20/2036 (h)	218	11

Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,286	1,415

Series 2006-59, Class SD, IF, IO, 4.22%, 10/20/2036 (h)	386	61

Series 2006-65, Class SA, IF, IO, 4.32%, 11/20/2036 (h)	572	73

Series 2011-22, Class WA, 5.88%, 2/20/2037 (h)	534	593

Series 2007-57, PO, 3/20/2037	230	208

Series 2007-17, Class JO, PO, 4/16/2037	99	82

Series 2007-17, Class JI, IF, IO, 4.33%, 4/16/2037 (h)	928	144

Series 2007-19, Class SD, IF, IO, 3.72%, 4/20/2037 (h)	531	51

Series 2007-28, Class BO, PO, 5/20/2037	117	100

Series 2007-26, Class SC, IF, IO, 3.72%, 5/20/2037 (h)	493	53

Series 2007-27, Class SA, IF, IO, 3.72%, 5/20/2037 (h)	452	46

Series 2007-36, Class SE, IF, IO, 3.99%, 6/16/2037 (h)	310	38

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,795

Series 2007-40, Class SB, IF, IO, 4.27%, 7/20/2037 (h)	945	154

Series 2007-42, Class SB, IF, IO, 4.27%, 7/20/2037 (h)	558	90

Series 2007-50, Class AI, IF, IO, 4.29%, 8/20/2037 (h)	357	38

Series 2007-53, Class SW, IF, 12.75%, 9/20/2037 (h)	51	62

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	181	20

Series 2009-79, Class OK, PO, 11/16/2037	180	157

Series 2007-73, Class MI, IF, IO, 3.52%, 11/20/2037 (h)	308	35

Series 2007-76, Class SA, IF, IO, 4.05%, 11/20/2037 (h)	596	72

Series 2007-72, Class US, IF, IO, 4.07%, 11/20/2037 (h)	294	35

Series 2007-79, Class SY, IF, IO, 4.07%, 12/20/2037 (h)	283	36

Series 2008-2, Class NS, IF, IO, 4.06%, 1/16/2038 (h)	549	70

Series 2008-2, Class MS, IF, IO, 4.68%, 1/16/2038 (h)	165	24

Series 2008-10, Class S, IF, IO, 3.35%, 2/20/2038 (h)	339	36

Series 2008-36, Class SH, IF, IO, 3.82%, 4/20/2038 (h)	473	57

Series 2008-40, Class SA, IF, IO, 3.92%, 5/16/2038 (h)	2,911	414

Series 2008-55, Class SA, IF, IO, 3.72%, 6/20/2038 (h)	260	26

Series 2008-71, Class SC, IF, IO, 3.52%, 8/20/2038 (h)	128	11

Series 2009-25, Class SE, IF, IO, 5.12%, 9/20/2038 (h)	225	31

Series 2008-93, Class AS, IF, IO, 3.22%, 12/20/2038 (h)	320	29

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	197	17

Series 2009-6, Class SA, IF, IO, 3.62%, 2/16/2039 (h)	376	44

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	773	145

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	305	66

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	303	77

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-22, Class SA, IF, IO, 3.79%, 4/20/2039 (h)	729	71

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	167	32

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	176	42

Series 2009-43, Class SA, IF, IO, 3.47%, 6/20/2039 (h)	313	34

Series 2009-72, Class SM, IF, IO, 3.77%, 8/16/2039 (h)	718	89

Series 2010-31, Class NO, PO, 3/20/2040	1,416	1,245

Series 2013-75, Class WA, 5.18%, 6/20/2040 (h)	1,466	1,567

Series 2010-130, Class CP, 7.00%, 10/16/2040	205	233

Series 2010-157, Class OP, PO, 12/20/2040	1,525	1,248

Series 2011-75, Class SM, IF, IO, 4.12%, 5/20/2041 (h)	963	141

Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	725	763

Series 2012-141, Class WC, 3.72%, 1/20/2042 (h)	461	474

Series 2013-54, Class WA, 4.75%, 11/20/2042 (h)	2,190	2,318

Series 2013-91, Class WA, 4.50%, 4/20/2043 (h)	965	994

Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,337

Series 2012-H24, Class FG, 2.94%, 4/20/2060 (h)	224	223

Series 2013-H03, Class FA, 2.81%, 8/20/2060 (h)	21	21

Series 2012-H22, Class FD, 2.98%, 1/20/2061 (h)	809	810

Series 2012-H21, Class CF, 3.21%, 5/20/2061 (h)	111	112

Series 2013-H05, Class FB, 2.91%, 2/20/2062 (h)	304	303

Series 2012-H15, Class FA, 2.96%, 5/20/2062 (h)	72	72

Series 2012-H26, Class MA, 3.06%, 7/20/2062 (h)	58	58

Series 2012-H28, Class FA, 3.09%, 9/20/2062 (h)	440	440

Series 2012-H29, Class FA, 3.02%, 10/20/2062 (h)	1,296	1,297

Series 2012-H31, Class FD, 2.85%, 12/20/2062 (h)	1,308	1,304

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H01, Class FA, 1.65%, 1/20/2063	1,724	1,703

Series 2013-H04, Class BA, 1.65%, 2/20/2063	812	801

Series 2013-H08, Class FC, 2.96%, 2/20/2063 (h)	1,188	1,187

Series 2013-H07, Class HA, 2.92%, 3/20/2063 (h)	1,300	1,298

Series 2013-H09, Class HA, 1.65%, 4/20/2063	1,261	1,240

Series 2013-H18, Class JA, 3.11%, 8/20/2063 (h)	2,541	2,549

Series 2014-H01, Class FD, 3.16%, 1/20/2064 (h)	1,353	1,360

Series 2014-H09, Class TA, 3.11%, 4/20/2064 (h)	1,389	1,394

Series 2015-H15, Class FD, 2.95%, 6/20/2065 (h)	1,725	1,723

Series 2015-H15, Class FJ, 2.95%, 6/20/2065 (h)	3,645	3,641

Series 2015-H16, Class FG, 2.95%, 7/20/2065 (h)	2,607	2,604

Series 2015-H23, Class FB, 3.03%, 9/20/2065 (h)	2,520	2,525

Series 2015-H32, Class FH, 3.17%, 12/20/2065 (h)	1,898	1,913

Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067 (h)	8,762	1,067

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (h)	557	540

Series 2005-RP3, Class 1AS, IO, 2.00%, 9/25/2035 ‡ (b) (h)	617	52

Series 2005-RP3, Class 1AF, 2.84%, 9/25/2035 (b) (h)	816	730

Series 2006-RP2, Class 1AS2, IF, IO, 3.57%, 4/25/2036 ‡ (b) (h)	2,633	324

GSR Mortgage Loan Trust

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	254	270

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	118	121

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	368	377

Series 2005-4F, Class AP, PO, 5/25/2035 ‡	7	7

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	719	750

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,357	1,121

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Impac CMB Trust

Series 2004-7, Class 1A1, 3.23%, 11/25/2034 (h)	1,055	1,049

Series 2005-4, Class 2A1, 3.09%, 5/25/2035 (h)	146	144

Impac Secured Assets Trust

Series 2006-1, Class 2A1, 2.84%, 5/25/2036 (h)	375	368

Series 2006-2, Class 2A1, 2.84%, 8/25/2036 (h)	270	263

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A3, 4.62%, 11/25/2033 (h)	505	518

Series 2006-A3, Class 6A1, 4.06%, 8/25/2034 (h)	100	100

Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (h)	415	426

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.80%, 4/25/2036 (h)	281	252

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	655	449

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.69%, 4/21/2034 (h)	209	215

Series 2004-4, Class 2A1, 3.95%, 5/25/2034 (h)	36	34

Series 2004-13, Class 3A7, 4.44%, 11/21/2034 (h)	506	519

Series 2004-15, Class 3A1, 4.86%, 12/25/2034 (h)	228	220

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	8	8

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	19	19

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	346	356

Series 2003-3, Class 1A1, 6.50%, 5/25/2033	123	123

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	370	378

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	262	274

Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	195	163

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	321	328

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	129		109

MASTR Asset Securitization Trust

Series 2004-4, Class 3A1, 4.50%, 4/25/2019	—	(i)	—	(i)

Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(i)	—	(i)

Series 2004-8, PO, 8/25/2019 ‡	1		1

Series 2004-8, Class 1A1, 4.75%, 8/25/2019	1		1

Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	24		22

Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	14		12

MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.84%, 5/25/2035 (b) (h)	1,637		1,287

MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	150		123

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 3.11%, 10/25/2028 (h)	108		107

Series 2003-F, Class A1, 3.13%, 10/25/2028 (h)	1,093		1,080

Series 2004-A, Class A1, 2.95%, 4/25/2029 (h)	192		189

Series 2004-1, Class 2A1, 4.28%, 12/25/2034 (h)	275		275

ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	1		1

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	287		281

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		35

Series 2003-A1, Class A1, 5.50%, 5/25/2033	40		40

Series 2003-A1, Class A2, 6.00%, 5/25/2033	87		88

PaineWebber CMO Trust Series P, Class 4, 8.50%, 8/1/2019	—	(i)	—	(i)

Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.44%, 5/25/2035 (h)	64		63

RALI Trust

Series 2002-QS16, Class A3, IF, 11.37%, 10/25/2017 (h)	—	(i)	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-QS9, Class A3, IF, IO, 5.04%, 5/25/2018 ‡ (h)	5		—	(i)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1		—	(i)

Series 2003-QS12, Class A2A, IF, IO, 5.09%, 6/25/2018 ‡ (h)	2		—	(i)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	7		7

Series 2003-QS18, Class A1, 5.00%, 9/25/2018	9		9

Series 2004-QA6, Class NB2, 4.35%, 12/26/2034 (h)	913		800

RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.48%, 11/25/2033 (b) (h)	234		240

Residential Asset Securitization Trust

Series 2005-A2, Class A4, IF, IO, 2.56%, 3/25/2035 ‡ (h)	1,442		92

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	368		352

RFMSI Trust

Series 2004-S3, Class A1, 4.75%, 3/25/2019	—	(i)	—	(i)

Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	4		3

Series 2005-SA4, Class 1A1, 4.00%, 9/25/2035 (h)	202		183

SART

4.75%, 7/15/2024	5,328		5,360

4.76%, 6/15/2025	5,281		5,311

Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 3.14%, 10/19/2034 (h)	361		356

Structured Asset Securities Corp. Trust Series 2005-10, Class 5A9, 5.25%, 12/25/2034	36		36

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 3.13%, 9/25/2043 (h)	180		178

Series 2004-4, Class 3A, 4.07%, 12/25/2044 (h)	520		522

Vendee Mortgage Trust

Series 1994-1, Class 1, 5.35%, 2/15/2024 (h)	200		208

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	243		257

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	305		334

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	241		264

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	455		501

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1998-1, Class 2E, 7.00%, 3/15/2028	522	579

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	1,034	1,140

Series 2003-2, Class Z, 5.00%, 5/15/2033	4,551	4,880

WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	883	891

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 4.23%, 8/25/2033 (h)	65	66

Series 2003-AR9, Class 1A6, 4.34%, 9/25/2033 (h)	995	1,017

Series 2003-AR9, Class 2A, 4.38%, 9/25/2033 (h)	128	130

Series 2003-S9, Class P, PO, 10/25/2033 ‡	22	19

Series 2003-S9, Class A8, 5.25%, 10/25/2033	505	510

Series 2004-AR3, Class A1, 3.97%, 6/25/2034 (h)	83	85

Series 2004-AR3, Class A2, 3.97%, 6/25/2034 (h)	70	71

Series 2006-AR10, Class 2P, 3.97%, 9/25/2036 ‡ (h)	109	93

Series 2006-AR12, Class 2P, 3.44%, 10/25/2036 ‡ (h)	92	88

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-2, Class 2A3, IF, IO, 2.51%, 4/25/2035 ‡ (h)	1,195	118

Series 2005-2, Class 1A4, IF, IO, 2.56%, 4/25/2035 ‡ (h)	4,182	385

Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	1,191	228

Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,385	1,323

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,146	217

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	286	273

Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,831	1,743

Wells Fargo Mortgage-Backed Securities Trust

Series 2003-K, Class 1A1, 4.68%, 11/25/2033 (h)	80	81

Series 2003-K, Class 1A2, 4.68%, 11/25/2033 (h)	151	153

Series 2005-AR16, Class 2A1, 5.02%, 2/25/2034 (h)	134	138

Series 2004-P, Class 2A1, 4.64%, 9/25/2034 (h)	859	882

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-V, Class 1A1, 4.64%, 10/25/2034 (h)	167	170

Series 2004-EE, Class 2A1, 4.53%, 12/25/2034 (h)	137	140

Series 2004-EE, Class 3A1, 4.63%, 12/25/2034 (h)	206	214

Series 2005-AR3, Class 1A1, 4.55%, 3/25/2035 (h)	1,387	1,428

Series 2005-AR8, Class 2A1, 4.81%, 6/25/2035 (h)	150	154

Series 2005-16, Class APO, PO, 12/25/2035 ‡	63	54

Series 2006-2, Class APO, PO, 3/25/2036 ‡	187	160

Series 2006-4, Class 1APO, PO, 4/25/2036 ‡	112	102

Series 2007-7, Class A7, 6.00%, 6/25/2037	334	335

Series 2007-11, Class A14, 6.00%, 8/25/2037	103	102

Total Collateralized Mortgage Obligations (Cost $266,117)		275,725

Asset-Backed Securities — 12.8%

Academic Loan Funding Trust Series 2013-1A, Class A, 3.29%, 12/26/2044 (b) (h)	1,051	1,048

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	640	644

Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	478	458

Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	677	650

American Airlines Pass-Through Trust

Series 2011-1, Class A, 5.25%, 1/31/2021	121	124

Series 2013-2, Class A, 4.95%, 1/15/2023	351	361

Series 2016-2, Class A, 3.65%, 6/15/2028	255	245

Series 2016-3, Class AA, 3.00%, 10/15/2028	377	356

Series 2017-1, Class AA, 3.65%, 2/15/2029	508	499

American Credit Acceptance Receivables Trust

Series 2016-4, Class C, 2.91%, 2/13/2023 (b)	559	559

Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	987	987

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	3,953	3,949

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,362

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	3,707	3,765

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000	2,101

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	927

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,777	2,806

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	514

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	2,380	2,617

AmeriCredit Automobile Receivables Trust Series 2016-3, Class A3, 1.46%, 5/10/2021	228	228

Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (b)	7,871	7,871

B2R Mortgage Trust

Series 2015-1, Class A1, 2.52%, 5/15/2048 (b)	429	425

Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	1,520	1,515

Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.86%, 4/25/2036 ‡ (h)	68	68

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	620	622

Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	993	989

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	2,254	2,256

Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	674	678

BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	201	201

Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	880	873

Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,980	4,969

Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	491	490

Chase Funding Trust Series 2003-6, Class 1A7, 5.04%, 11/25/2034 ‡ (e)	583	598

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	997

Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 3.25%, 12/25/2033 (h)	42	42

Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	1,056	1,039

Continental Airlines Pass-Through Trust

Series 1999-2, Class A-1, 7.26%, 3/15/2020	13	13

Series 2007-1, Class A, 5.98%, 4/19/2022	342	358

Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (b)	1,380	1,392

CPS Auto Receivables Trust

Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	540	543

Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	223	224

Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	2,535	2,554

Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	1,376	1,393

Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	1,400	1,401

CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	2,964	2,994

Credit Acceptance Auto Loan Trust

Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	1,564	1,561

Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	686	684

Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	574	572

Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	604	601

Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	1,543	1,537

Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	2,097	2,117

CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	895	968

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.39%, 10/25/2034 (h)	138	136

Delta Air Lines Pass-Through Trust

Series 2011-1, Class A, 5.30%, 4/15/2019	91	91

Series 2010-2, Class A, 4.95%, 5/23/2019	75	75

Series 2012-1, Class A, 4.75%, 5/7/2020	205	207

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Drive Auto Receivables Trust

Series 2016-AA, Class C, 3.91%, 5/17/2021 (b)	360	360

Series 2015-BA, Class D, 3.84%, 7/15/2021 (b)	1,611	1,614

Series 2015-CA, Class D, 4.20%, 9/15/2021 (b)	634	636

Series 2017-1, Class C, 2.84%, 4/15/2022	2,360	2,359

Series 2015-AA, Class D, 4.12%, 7/15/2022 (b)	1,348	1,354

Series 2015-DA, Class D, 4.59%, 1/17/2023 (b)	1,320	1,332

Series 2017-1, Class D, 3.84%, 3/15/2023	2,992	3,010

Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	4,800	4,813

Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	3,101	3,124

Series 2018-2, Class C, 3.63%, 8/15/2024	1,755	1,765

DT Auto Owner Trust

Series 2015-2A, Class D, 4.25%, 2/15/2022 (b)	1,090	1,092

Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	1,609	1,616

Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	2,184	2,183

Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	299	298

Exeter Automobile Receivables Trust

Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	940	939

Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	1,175	1,182

First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	373	375

Flagship Credit Auto Trust

Series 2015-3, Class A, 2.38%, 10/15/2020 (b)	14	14

Series 2014-2, Class C, 3.95%, 12/15/2020 (b)	273	273

Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	757	759

Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	756	767

Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	3,000	3,111

Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	2,179	2,179

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	3,162	3,169

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	105	87

GLS Auto Receivables Trust Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	1,200	1,235

GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (e)	65	65

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	506	503

Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	686	685

HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	2,089	2,086

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	2,358	2,403

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	1,070	1,056

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	2,252	2,319

Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	278	275

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.69%, 3/25/2036 ‡ (h)	69	68

Kabbage Asset Securitization LLC

Series 2017-1, Class A, 4.57%, 3/15/2022 (b)	8,515	8,543

Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (b)	2,525	2,549

KGS-Alpha SBA COOF Trust

Series 2012-2, Class A, IO, 0.89%, 8/25/2038 ‡ (b) (h)	4,951	118

Series 2013-2, Class A, IO, 1.68%, 3/25/2039 ‡ (b) (h)	4,484	183

Series 2015-2, Class A, IO, 2.69%, 7/25/2041 ‡ (b) (h)	1,956	207

Lendmark Funding Trust Series 2017-1A, Class A, 2.83%, 12/22/2025 (b)	1,866	1,847

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	5,066	5,066

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	1,827	1,828

Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	2,068	2,070

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Marlette Funding Trust

Series 2017-1A, Class A, 2.83%, 3/15/2024 (b)	176	176

Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	1,066	1,064

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	724	783

NCUA Guaranteed Notes Trust

Series 2010-A1, Class A, 2.86%, 12/7/2020 (h)	267	267

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.08%, 11/25/2033 ‡ (e)	445	449

New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	1,283	1,277

Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 8/15/2050 (b)	3,309	3,320

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	1,801	1,807

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	1,863	1,872

OneMain Financial Issuance Trust

Series 2015-2A, Class B, 3.10%, 7/18/2025 ‡ (b)	37	37

Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	550	552

Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	2,430	2,440

Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	1,800	1,841

Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	1,455	1,445

Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	5,756	5,806

Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (e)	2,668	2,686

Progress Residential Trust

Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	3,904	3,868

Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	2,012	1,997

Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (b)	2,566	2,553

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (b)	1,230	1,230

Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	5,203	5,179

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	295	298

Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	1,200	1,213

RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021 ‡ (b)	981	981

Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	1,705	1,696

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	287	122

Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	896	901

Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 2/15/2023 (b)	4,200	4,239

Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.64%, 6/25/2033 (e)	44	45

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.35%, 1/25/2036 ‡ (e)	221	190

SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	563	562

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	379	367

Springleaf Funding Trust

Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	630	630

Series 2015-AA, Class B, 3.62%, 11/15/2024 (b)	1,087	1,088

Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	2,040	2,039

Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	849	855

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,630

Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	4,204	4,207

Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	1,809	1,774

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Airlines Pass-Through Trust

Series 2018-1, Class B, 4.60%, 3/1/2026	219	221

Series 2016-1, Class A, 3.45%, 7/7/2028	962	924

Series 2018-1, Class AA, 3.50%, 3/1/2030	1,074	1,045

Series 2018-1, Class A, 3.70%, 3/1/2030	729	706

Series 2019-1, Class AA, 4.15%, 8/25/2031	1,120	1,145

Series 2019-1, Class A, 4.55%, 8/25/2031	1,000	1,014

Verizon Owner Trust

Series 2016-1A, Class A, 1.42%, 1/20/2021 (b)	83	83

Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,424

VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	4,100	4,100

VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 ‡ (b) (e)	1,612	1,615

VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 ‡ (b) (e)	1,970	1,973

VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048 ‡ (b) (e)	1,641	1,640

VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 ‡ (b) (e)	4,714	4,686

VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 (b) (e)	3,066	3,073

VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 (h)	559	553

Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	1,009	1,002

Westlake Automobile Receivables Trust

Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	941	939

Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	947	947

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,250

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	6,900	6,904

Total Asset-Backed Securities (Cost $240,250)		240,501

Commercial Mortgage-Backed Securities — 4.6%

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	561

Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (h)	1,300	1,188

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.94%, 5/27/2021 (b) (h)	2,600	2,439

Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	1,950	1,805

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	483	479

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,401

Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.40%, 6/11/2041 ‡ (b) (h)	387	2

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.78%, 12/11/2049 ‡ (b) (h)	300	3

COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 0.87%, 8/15/2048 ‡ (h)	721	12

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,684

Series 2014-TWC, Class A, 3.35%, 2/13/2032 (b) (h)	1,400	1,401

Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (h)	1,060	1,052

Series 2006-GG7, Class AM, 5.69%, 7/10/2038 (h)	82	82

Series 2012-CR2, Class XA, IO, 1.65%, 8/15/2045 ‡ (h)	2,434	113

FHLMC Multifamily Structured Pass-Through Certificates

Series KJ02, Class A2, 2.60%, 9/25/2020	270	268

Series KJ09, Class A2, 2.84%, 9/25/2022	2,759	2,762

Series KS01, Class A2, 2.52%, 1/25/2023	1,000	986

Series KPLB, Class A, 2.77%, 5/25/2025	353	347

Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,580

Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,476

Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,329

Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,758

FNMA ACES

Series 2012-M11, Class FA, 3.00%, 8/25/2019 (h)	28	27

Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	1,410	1,422

Series 2014-M3, Class A2, 3.46%, 1/25/2024 (h)	2,500	2,556

Series 2017-M3, Class A2, 2.49%, 12/25/2026 (h)	6,250	5,957

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,555	8,473

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	3,766

Series 2018-M8, Class A2, 3.33%, 6/25/2028 (h)	2,580	2,603

Series 2018-M10, Class A2, 3.38%, 7/25/2028 (h)	3,335	3,372

Series 2017-M5, Class A2, 3.18%, 4/25/2029 (h)	3,376	3,316

FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,859	4,725

GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	1,144	1,141

JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	400	369

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	1,019

LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.85%, 11/15/2038 ‡ (b) (h)	2,421	—	(i)

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.78%, 12/12/2049 ‡ (b) (h)	489	—	(i)

Morgan Stanley Capital I Trust

Series 2006-IQ12, Class X1, IO, 0.63%, 12/15/2043 ‡ (b) (h)	1,479	–	(i)

Series 2007-HQ11, Class X, IO, 0.33%, 2/12/2044 ‡ (b) (h)	804	–	(i)

Series 2011-C3, Class A3, 4.05%, 7/15/2049	545	547

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	660

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	2,236	2,256

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	861

Series 2012-C2, Class XA, IO, 1.32%, 5/10/2063 ‡ (b) (h)	7,234	269

VNDO Mortgage Trust

Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	5,000	5,061

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	1,398	1,395

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.71%, 3/18/2028 (b) (h)	2,500	2,486

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	1,700	1,740

Series 2013-C11, Class D, 4.27%, 3/15/2045 ‡ (b) (h)	400	386

Series 2012-C6, Class A4, 3.44%, 4/15/2045	800	808

Total Commercial Mortgage-Backed Securities (Cost $86,331)		85,943

U.S. Government Agency Securities — 1.6%

FHLB 5.50%, 7/15/2036	1,525	1,948

Government Trust Certificate 2.86%, 10/1/2019 (a)	13,319	13,112

Resolution Funding Corp. STRIPS

DN, 3.02%, 1/15/2026 (a)	580	475

DN, 2.79%, 10/15/2027 (a)	510	392

Tennessee Valley Authority

5.88%, 4/1/2036	5,311	6,870

4.63%, 9/15/2060	304	364

Tennessee Valley Authority STRIPS

4.82%, 5/1/2019 (a)	2,000	1,991

DN, 3.60%, 11/1/2025 (a)	5,000	4,091

DN, 4.70%, 6/15/2035 (a)	800	446

Total U.S. Government Agency Securities (Cost $29,641)		29,689

Municipal Bonds — 0.5% (k)

California — 0.0% (c)

General Obligation — 0.0% (c)

State of California, Various Purpose GO, 7.30%, 10/1/2039	350	488

Transportation — 0.0% (c)

Los Angeles City Department of Airports, International Airport Series C, Rev., 6.58%, 5/15/2039	440	553

Total California		1,041

New York — 0.3%

Other Revenue — 0.0% (c)

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	360	429

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — 0.3%

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,825	2,231

Series 165, Rev., 5.65%, 11/1/2040	440	538

Series 174, Rev., 4.46%, 10/1/2062	2,060	2,170

		4,939

Total New York		5,368

Ohio — 0.2%

Education — 0.1%

Ohio State University, General Receipts

Series A, Rev., 4.05%, 12/1/2056	325	309

Series A, Rev., 4.80%, 6/1/2111	1,563	1,641

Rev., 5.59%, 12/1/2114	200	222

		2,172

Utility — 0.1%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	1,880

Total Ohio		4,052

Total Municipal Bonds (Cost $9,171)		10,461

Foreign Government Securities — 0.4%

Province of Quebec (Canada) 7.36%, 3/6/2026 (e)	377	469

Republic of Colombia (Colombia)

4.00%, 2/26/2024	922	931

4.50%, 1/28/2026	581	598

7.38%, 9/18/2037	200	252

5.63%, 2/26/2044	200	217

5.00%, 6/15/2045	515	518

Republic of Panama (Panama) 4.50%, 4/16/2050	325	325

Republic of Peru (Peru) 5.63%, 11/18/2050	88	108

Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	671

United Mexican States (Mexico)

3.60%, 1/30/2025	788	771

4.13%, 1/21/2026	316	315

3.75%, 1/11/2028	1,216	1,164

5.55%, 1/21/2045	2,113	2,230

Total Foreign Government Securities (Cost $8,418)		8,569

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — 0.2%

African Development Bank (Supranational) 8.80%, 9/1/2019(Cost $3,084)	3,000	3,087

	SHARES (000)
Short-Term Investments — 2.1%

Investment Companies — 2.1%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.52% (l) (m) (Cost $38,746)	38,739	38,750

Total Investments — 99.6% (Cost $1,858,024)		1,869,224
Other Assets Less Liabilities — 0.4%		7,064

Net Assets — 100.0%		1,876,288

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2019.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	The rate shown is the effective yield as of February 28, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2019.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2019.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2019.
(i)	Amount rounds to less than one thousand.
(j)	Defaulted security.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of February 28, 2019.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.5%

Aerospace & Defense — 0.6%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	43	42

General Dynamics Corp. 3.50%, 5/15/2025	100	102

Lockheed Martin Corp. 3.10%, 1/15/2023	174	174

Northrop Grumman Corp. 2.93%, 1/15/2025	150	145

United Technologies Corp.

1.50%, 11/1/2019	180	179

3.95%, 8/16/2025	150	153

		795

Automobiles — 0.6%

Daimler Finance North America LLC (Germany) 2.20%, 5/5/2020 (a)	150	148

General Motors Co. 4.20%, 10/1/2027	500	467

Nissan Motor Acceptance Corp. 2.60%, 9/28/2022 (a)	200	192

		807

Banks — 6.3%

ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019 (a)	200	200

Bank of America Corp.

3.30%, 1/11/2023	90	90

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	60	60

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (b)	100	99

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	42	42

Series L, 3.95%, 4/21/2025	154	154

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	910	878

Bank of Montreal (Canada) 2.35%, 9/11/2022	200	195

Bank of Nova Scotia (The) (Canada) 2.15%, 7/14/2020	300	297

Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	314

Branch Banking & Trust Co. 2.25%, 6/1/2020	250	248

Citibank NA 2.13%, 10/20/2020	350	345

Citigroup, Inc.

5.50%, 9/13/2025	115	124

4.45%, 9/29/2027	450	452

Commonwealth Bank of Australia (Australia)

4.50%, 12/9/2025 (a)	201	203

Cooperatieve Rabobank UA (Netherlands)

4.75%, 1/15/2020 (a)	200	203

3.88%, 2/8/2022	118	121

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Discover Bank 3.35%, 2/6/2023	250	247

Fifth Third Bank 1.63%, 9/27/2019	325	323

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	200	196

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	200	202

4.30%, 3/8/2026	200	204

Huntington National Bank (The) 2.88%, 8/20/2020	250	249

KeyCorp 5.10%, 3/24/2021	50	52

Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	241

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.85%, 3/1/2026	225	228

Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (a)	200	200

Nordea Bank AB (Finland) 4.88%, 1/27/2020 (a)	250	254

PNC Financial Services Group, Inc. (The)

4.38%, 8/11/2020	133	135

3.90%, 4/29/2024	100	102

Regions Financial Corp. 2.75%, 8/14/2022	107	105

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	200	208

SunTrust Banks, Inc. 2.50%, 5/1/2019	300	300

Swedbank AB (Sweden) 2.20%, 3/4/2020 (a)	300	297

Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	199

US Bancorp

Series V, 2.38%, 7/22/2026	133	125

Series X, 3.15%, 4/27/2027	68	67

Wells Fargo & Co.

2.63%, 7/22/2022	450	441

3.00%, 2/19/2025	99	97

4.10%, 6/3/2026	21	21

4.30%, 7/22/2027	30	30

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	250	247

Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	294

		9,089

Beverages — 0.4%

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	165	172

Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	70	72

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Keurig Dr Pepper, Inc. 4.42%, 5/25/2025 (a)	75	76

Molson Coors Brewing Co. 1.90%, 3/15/2019	255	255

		575

Biotechnology — 0.5%

AbbVie, Inc. 3.20%, 11/6/2022	35	35

Amgen, Inc.

2.20%, 5/22/2019	160	160

3.63%, 5/15/2022	44	44

Baxalta, Inc. 3.60%, 6/23/2022	23	23

Biogen, Inc. 3.63%, 9/15/2022	30	30

Celgene Corp. 3.25%, 8/15/2022	98	98

Gilead Sciences, Inc.

1.85%, 9/20/2019	150	149

3.70%, 4/1/2024	36	37

3.50%, 2/1/2025	25	25

3.65%, 3/1/2026	57	57

		658

Building Products — 0.1%

Johnson Controls International plc

3.75%, 12/1/2021	99	100

3.90%, 2/14/2026	32	31

		131

Capital Markets — 3.2%

Bank of New York Mellon Corp. (The)

4.60%, 1/15/2020	75	76

3.25%, 9/11/2024	150	150

Blackstone Holdings Finance Co. LLC 5.88%, 3/15/2021 (a)	150	157

Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	75	75

Carlyle Promissory Note 4.79%, 7/15/2019 ‡	4	4

Charles Schwab Corp. (The)

3.23%, 9/1/2022	40	40

3.20%, 1/25/2028	200	195

Deutsche Bank AG (Germany)

3.13%, 1/13/2021	38	37

3.38%, 5/12/2021	62	61

Goldman Sachs Group, Inc. (The)

2.35%, 11/15/2021	200	196

3.00%, 4/26/2022	80	79

3.75%, 5/22/2025	257	256

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	564	547

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	349	338

ING Bank NV (Netherlands) 2.50%, 10/1/2019 (a)	200	200

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	88	92

Invesco Finance plc

4.00%, 1/30/2024	71	72

3.75%, 1/15/2026	125	123

Jefferies Group LLC 6.88%, 4/15/2021	50	53

Macquarie Bank Ltd. (Australia)

2.85%, 7/29/2020 (a)	100	100

4.00%, 7/29/2025 (a)	100	100

Macquarie Group Ltd. (Australia)

6.00%, 1/14/2020 (a)	100	102

6.25%, 1/14/2021 (a)	40	42

Morgan Stanley

5.50%, 7/24/2020	166	171

5.75%, 1/25/2021	100	105

5.50%, 7/28/2021	100	105

3.70%, 10/23/2024	83	83

5.00%, 11/24/2025	155	163

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	500	486

Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	84	87

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	17	16

State Street Corp. 3.10%, 5/15/2023	36	36

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	34

UBS AG (Switzerland) 2.45%, 12/1/2020 (a)	200	198

		4,579

Chemicals — 0.6%

Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	100	100

Dow Chemical Co. (The) 4.13%, 11/15/2021	60	61

Ecolab, Inc.

3.25%, 1/14/2023	88	89

3.25%, 12/1/2027	43	42

International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	9

Mosaic Co. (The) 3.25%, 11/15/2022	246	244

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	43

Praxair, Inc. 2.65%, 2/5/2025	41	39

Sherwin-Williams Co. (The)

3.30%, 2/1/2025	110	106

3.45%, 6/1/2027	51	49

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — continued

Union Carbide Corp. 7.50%, 6/1/2025	100	116

		898

Commercial Services & Supplies — 0.1%

Republic Services, Inc. 3.38%, 11/15/2027	200	196

Communications Equipment — 0.0% (c)

Cisco Systems, Inc. 2.95%, 2/28/2026	44	43

Construction Materials — 0.2%

Martin Marietta Materials, Inc.

3.45%, 6/1/2027	78	73

3.50%, 12/15/2027	160	148

		221

Consumer Finance — 1.3%

AerCap Ireland Capital DAC (Ireland) 3.50%, 1/15/2025	250	236

American Express Co. 3.38%, 5/17/2021	100	101

American Honda Finance Corp. 1.95%, 7/20/2020	200	197

Capital One Financial Corp. 3.20%, 2/5/2025	235	225

Caterpillar Financial Services Corp.

1.85%, 9/4/2020	200	197

2.85%, 6/1/2022	58	58

Ford Motor Credit Co. LLC

2.38%, 3/12/2019	200	200

3.16%, 8/4/2020	250	248

John Deere Capital Corp.

Series 0014, 2.45%, 9/11/2020	50	50

3.15%, 10/15/2021	33	33

2.70%, 1/6/2023	89	88

2.65%, 6/24/2024	100	97

Synchrony Financial 4.25%, 8/15/2024	100	98

		1,828

Containers & Packaging — 0.0% (c)

WRKCo, Inc. 3.00%, 9/15/2024	80	76

Diversified Financial Services — 1.4%

AIG Global Funding 2.15%, 7/2/2020 (a)	150	148

GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	349	343

GTP Acquisition Partners I LLC 2.35%, 6/15/2020 (a)	174	172

National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	194

ORIX Corp. (Japan) 2.90%, 7/18/2022	81	80

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	500	501

Series KK, 3.55%, 1/15/2024	200	208

Shell International Finance BV (Netherlands)

1.38%, 9/12/2019	230	229

3.25%, 5/11/2025	100	100

		1,975

Diversified Telecommunication Services — 0.9%

AT&T, Inc.

3.95%, 1/15/2025	69	69

4.13%, 2/17/2026	17	17

4.10%, 2/15/2028	160	158

7.88%, 2/15/2030	350	415

Qwest Corp. 6.75%, 12/1/2021	148	157

Telefonica Emisiones SA (Spain) 5.13%, 4/27/2020	31	32

Verizon Communications, Inc.

4.33%, 9/21/2028	160	166

4.50%, 8/10/2033	208	213

		1,227

Electric Utilities — 1.6%

Arizona Public Service Co. 2.20%, 1/15/2020	27	27

Baltimore Gas & Electric Co. 2.80%, 8/15/2022	43	42

Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	191

DTE Electric Co. 2.65%, 6/15/2022	20	20

Duke Energy Corp. 3.75%, 4/15/2024	300	305

Duke Energy Indiana LLC 3.75%, 7/15/2020	60	61

Duke Energy Progress LLC 2.80%, 5/15/2022	40	40

Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	200	184

Entergy Mississippi LLC 2.85%, 6/1/2028	186	174

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	200	204

Kansas City Power & Light Co. 3.15%, 3/15/2023	47	46

Nevada Power Co. 7.13%, 3/15/2019	60	60

NextEra Energy Capital Holdings, Inc.

2.40%, 9/15/2019	27	27

3.55%, 5/1/2027	89	87

Niagara Mohawk Power Corp.

4.88%, 8/15/2019 (a)	40	41

3.51%, 10/1/2024 (a)	28	28

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	132	124

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Public Service Co. of Colorado 3.20%, 11/15/2020	51	51

Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	76

Southern California Edison Co. 1.85%, 2/1/2022	25	24

Southern Co. (The) 3.25%, 7/1/2026	317	302

Virginia Electric & Power Co.

Series C, 2.75%, 3/15/2023	191	188

3.45%, 2/15/2024	21	21

		2,323

Electrical Equipment — 0.1%

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	41

Eaton Corp. 3.10%, 9/15/2027	140	134

		175

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	16	16

3.88%, 1/12/2028	100	94

		110

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	147

Halliburton Co. 3.50%, 8/1/2023	107	108

Schlumberger Investment SA 3.30%, 9/14/2021 (a)	47	47

		302

Entertainment — 0.4%

21st Century Fox America, Inc. 7.70%, 10/30/2025	50	61

Viacom, Inc. 3.88%, 4/1/2024	112	112

Walt Disney Co. (The) 1.85%, 7/30/2026	250	227

Warner Media LLC 3.60%, 7/15/2025	150	148

		548

Equity Real Estate Investment Trusts (REITs) — 1.5%

Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	65	67

American Tower Corp.

3.50%, 1/31/2023	80	80

5.00%, 2/15/2024	38	40

AvalonBay Communities, Inc. 3.20%, 1/15/2028	100	96

Boston Properties LP 3.20%, 1/15/2025	152	148

Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	49

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

EPR Properties 4.50%, 6/1/2027	62	61

Equity Commonwealth 5.88%, 9/15/2020	125	128

ERP Operating LP 4.63%, 12/15/2021	255	265

Goodman US Finance Three LLC (Australia)

3.70%, 3/15/2028 (a)	52	49

HCP, Inc.

4.20%, 3/1/2024	17	17

3.88%, 8/15/2024	205	206

3.40%, 2/1/2025	38	37

Office Properties Income Trust 3.60%, 2/1/2020	75	75

Realty Income Corp.

3.88%, 7/15/2024	50	51

3.65%, 1/15/2028	150	148

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150	147

Senior Housing Properties Trust 4.75%, 2/15/2028	100	90

Simon Property Group LP

4.13%, 12/1/2021	81	83

3.75%, 2/1/2024	38	39

3.38%, 10/1/2024	62	62

Ventas Realty LP

3.75%, 5/1/2024	44	44

3.50%, 2/1/2025	27	27

4.13%, 1/15/2026	62	62

Welltower, Inc. 4.50%, 1/15/2024	100	104

		2,175

Food & Staples Retailing — 0.3%

Kroger Co. (The)

1.50%, 9/30/2019	200	199

4.00%, 2/1/2024	90	91

Sysco Corp. 3.75%, 10/1/2025	100	100

		390

Food Products — 0.8%

Campbell Soup Co. 3.95%, 3/15/2025	100	98

Cargill, Inc. 3.30%, 3/1/2022 (a)	100	100

Conagra Brands, Inc. 4.60%, 11/1/2025	35	36

General Mills, Inc. 2.60%, 10/12/2022	200	195

Kellogg Co. 3.40%, 11/15/2027	95	89

Kraft Heinz Foods Co.

3.50%, 6/6/2022	165	164

4.00%, 6/15/2023	22	22

3.95%, 7/15/2025	15	15

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food Products — continued

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	96

Nestle Holdings, Inc. 3.50%, 9/24/2025 (a)	200	203

Tyson Foods, Inc. 3.95%, 8/15/2024	73	74

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	100

		1,192

Gas Utilities — 0.0% (c)

Atmos Energy Corp. 8.50%, 3/15/2019	30	30

Health Care Equipment & Supplies — 0.4%

Becton Dickinson and Co. 2.68%, 12/15/2019	250	249

Boston Scientific Corp. 3.75%, 3/1/2026	50	50

Medtronic Global Holdings SCA 1.70%, 3/28/2019	175	175

Zimmer Biomet Holdings, Inc.

3.70%, 3/19/2023	19	19

3.55%, 4/1/2025	50	48

		541

Health Care Providers & Services — 1.3%

Aetna, Inc. 2.80%, 6/15/2023	200	195

Anthem, Inc.

3.13%, 5/15/2022	115	115

3.50%, 8/15/2024	106	106

CVS Health Corp.

4.10%, 3/25/2025	380	385

4.30%, 3/25/2028	400	400

Express Scripts Holding Co.

3.05%, 11/30/2022	200	198

3.50%, 6/15/2024	72	71

Laboratory Corp. of America Holdings 3.20%, 2/1/2022	214	213

UnitedHealth Group, Inc. 3.38%, 11/15/2021	112	113

		1,796

Hotels, Restaurants & Leisure — 0.1%

Starbucks Corp. 3.10%, 3/1/2023	150	150

Household Durables — 0.1%

DR Horton, Inc. 2.55%, 12/1/2020	150	148

Household Products — 0.2%

Kimberly-Clark Corp. 2.40%, 3/1/2022	20	20

Procter & Gamble — ESOP Series A, 9.36%, 1/1/2021	23	24

Procter & Gamble Co. (The) 1.75%, 10/25/2019	200	199

		243

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — 0.1%

Exelon Generation Co. LLC

3.40%, 3/15/2022	80	80

4.25%, 6/15/2022	37	38

		118

Industrial Conglomerates — 0.0% (c)

Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	35

Insurance — 1.8%

Allstate Corp. (The) 3.15%, 6/15/2023	61	61

Alterra Finance LLC 6.25%, 9/30/2020	100	104

American International Group, Inc. 3.75%, 7/10/2025	161	158

Aon plc 3.88%, 12/15/2025	143	145

Assurant, Inc. 4.20%, 9/27/2023	90	90

Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	280	278

Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	130

CNA Financial Corp.

3.95%, 5/15/2024	52	52

4.50%, 3/1/2026	38	39

Guardian Life Global Funding 2.50%, 5/8/2022 (a)	125	122

Lincoln National Corp. 4.20%, 3/15/2022	35	36

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	100	103

Marsh & McLennan Cos., Inc.

2.35%, 9/10/2019	156	156

3.30%, 3/14/2023	50	50

Metropolitan Life Global Funding I 3.45%, 12/18/2026 (a)	250	249

Principal Financial Group, Inc. 3.10%, 11/15/2026	150	143

Protective Life Global Funding 2.62%, 8/22/2022 (a)	200	196

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	185

Torchmark Corp. 4.55%, 9/15/2028	40	41

Travelers Cos., Inc. (The) 5.90%, 6/2/2019	250	252

		2,590

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc. 2.80%, 8/22/2024	100	99

IT Services — 0.1%

IBM Credit LLC 2.65%, 2/5/2021	150	149

Western Union Co. (The) 3.60%, 3/15/2022	20	20

		169

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc.

3.15%, 1/15/2023	57	57

4.15%, 2/1/2024	34	35

3.20%, 8/15/2027	100	95

		187

Machinery — 0.2%

Caterpillar, Inc. 2.60%, 6/26/2022	31	30

Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	178

Stanley Black & Decker, Inc. 3.40%, 3/1/2026	110	110

		318

Media — 0.7%

CBS Corp. 4.00%, 1/15/2026	208	206

Charter Communications Operating LLC 4.91%, 7/23/2025	160	166

Comcast Corp.

3.00%, 2/1/2024	117	116

3.38%, 2/15/2025	77	77

3.38%, 8/15/2025	80	80

3.95%, 10/15/2025	14	14

3.15%, 3/1/2026	16	16

Cox Communications, Inc. 3.50%, 8/15/2027 (a)	154	146

Discovery Communications LLC 4.38%, 6/15/2021	78	80

Fox Corp. 4.71%, 1/25/2029 (a)	35	36

		937

Metals & Mining — 0.0% (c)

Nucor Corp. 4.00%, 8/1/2023	27	28

Multiline Retail — 0.0% (c)

Nordstrom, Inc. 4.00%, 10/15/2021	35	36

Multi-Utilities — 0.6%

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	158

Consumers Energy Co. 5.65%, 4/15/2020	50	52

Dominion Energy, Inc. 2.96%, 7/1/2019 (d)	100	100

DTE Energy Co. Series B, 3.30%, 6/15/2022	79	79

NiSource, Inc. 3.85%, 2/15/2023	200	202

Sempra Energy 4.05%, 12/1/2023	48	48

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	94

WEC Energy Group, Inc. 3.55%, 6/15/2025	87	87

		820

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 2.3%

Andeavor Logistics LP 4.25%, 12/1/2027	27	26

Apache Corp. 3.25%, 4/15/2022	34	34

BP Capital Markets plc (United Kingdom)

3.81%, 2/10/2024	166	170

3.51%, 3/17/2025	60	61

Buckeye Partners LP 4.88%, 2/1/2021	40	41

Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	25	25

Cenovus Energy, Inc. (Canada)

5.70%, 10/15/2019	77	78

3.00%, 8/15/2022	21	20

Chevron Corp. 2.36%, 12/5/2022	40	39

CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200	206

Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	58

Energy Transfer Operating LP

3.60%, 2/1/2023	28	28

4.90%, 2/1/2024	61	64

4.05%, 3/15/2025	91	90

Eni SpA (Italy) 4.15%, 10/1/2020 (a)	200	202

Enterprise Products Operating LLC

2.80%, 2/15/2021	200	199

3.90%, 2/15/2024	49	50

3.75%, 2/15/2025	37	38

EOG Resources, Inc.

4.10%, 2/1/2021	100	102

2.63%, 3/15/2023	23	22

Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	50

Marathon Petroleum Corp. 3.63%, 9/15/2024	67	66

MPLX LP 3.38%, 3/15/2023	32	32

Noble Energy, Inc. 3.85%, 1/15/2028	100	95

Occidental Petroleum Corp. 3.50%, 6/15/2025	30	30

ONEOK Partners LP

3.38%, 10/1/2022	12	12

5.00%, 9/15/2023	28	29

4.90%, 3/15/2025	200	208

Petroleos Mexicanos (Mexico)

6.38%, 2/4/2021	149	153

4.88%, 1/18/2024	69	66

6.88%, 8/4/2026	51	51

5.35%, 2/12/2028	42	38

Phillips 66 3.90%, 3/15/2028	70	70

Plains All American Pipeline LP 3.60%, 11/1/2024	100	97

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023 (a)	200	207

Spectra Energy Partners LP 3.50%, 3/15/2025	63	62

Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	180	185

TC PipeLines LP 3.90%, 5/25/2027	42	40

TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	175

Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	86

		3,305

Pharmaceuticals — 0.2%

Allergan Funding SCS 3.45%, 3/15/2022	69	69

Eli Lilly & Co. 3.38%, 3/15/2029	70	70

Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	200	198

		337

Real Estate Management & Development — 0.1%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (a)	200	198

Road & Rail — 0.8%

Burlington Northern Santa Fe LLC

4.70%, 10/1/2019	150	152

3.60%, 9/1/2020	19	19

3.45%, 9/15/2021	32	32

3.05%, 3/15/2022	43	43

Cie de Chemin de Fer Canadien Pacifique (Canada)

7.25%, 5/15/2019	200	202

4.50%, 1/15/2022	55	56

CSX Corp. 3.25%, 6/1/2027	162	156

ERAC USA Finance LLC

5.25%, 10/1/2020 (a)	48	49

4.50%, 8/16/2021 (a)	27	28

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	60

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	200	202

Ryder System, Inc.

2.50%, 5/11/2020	28	28

2.88%, 9/1/2020	86	85

		1,112

Semiconductors & Semiconductor Equipment — 0.2%

Analog Devices, Inc. 2.95%, 1/12/2021	70	69

Intel Corp. 3.70%, 7/29/2025	130	134

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued

QUALCOMM, Inc. 3.25%, 5/20/2027	94	89

		292

Software — 0.3%

Microsoft Corp. 2.38%, 5/1/2023	34	33

Oracle Corp. 2.95%, 11/15/2024	400	395

		428

Specialty Retail — 0.4%

Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	31

Home Depot, Inc. (The) 2.80%, 9/14/2027	150	144

Lowe’s Cos., Inc. 3.38%, 9/15/2025	200	195

O’Reilly Automotive, Inc.

3.55%, 3/15/2026	100	98

3.60%, 9/1/2027	62	60

		528

Technology Hardware, Storage & Peripherals — 0.6%

Apple, Inc.

2.75%, 1/13/2025	200	196

3.35%, 2/9/2027	451	451

2.90%, 9/12/2027	199	192

		839

Tobacco — 0.2%

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	192

Philip Morris International, Inc. 3.38%, 8/11/2025	150	150

		342

Trading Companies & Distributors — 0.2%

Air Lease Corp. 3.63%, 12/1/2027	100	91

Aircastle Ltd. 4.40%, 9/25/2023	65	65

Aviation Capital Group LLC 3.88%, 5/1/2023 (a)	100	99

		255

Water Utilities — 0.1%

American Water Capital Corp. 3.85%, 3/1/2024	150	154

Wireless Telecommunication Services — 0.1%

Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	160	166

Total Corporate Bonds (Cost $46,728)		46,514

U.S. Treasury Obligations — 21.6%

U.S. Treasury Bonds 6.00%, 2/15/2026	516	626

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

U.S. Treasury Notes

3.63%, 2/15/2020	3,000	3,029

1.88%, 1/31/2022	700	688

1.88%, 4/30/2022	2,000	1,962

2.25%, 1/31/2024	6,000	5,920

2.25%, 11/15/2024	250	246

2.88%, 5/31/2025	299	304

2.25%, 2/15/2027	1,000	970

2.25%, 11/15/2027	2,500	2,414

U.S. Treasury STRIPS Bonds

3.99%, 11/15/2021 (e)	1,525	1,424

2.80%, 2/15/2022 (e)	2,400	2,225

2.83%, 11/15/2022 (e)	1,300	1,182

2.74%, 5/15/2023 (e)	685	615

2.19%, 8/15/2023 (e)	3,890	3,466

2.32%, 11/15/2023 (e)	2,150	1,904

2.48%, 2/15/2024 (e)	3,000	2,639

2.22%, 5/15/2024 (e)	200	175

2.92%, 5/15/2025 (e)	200	170

2.35%, 5/15/2026 (e)	200	165

3.51%, 8/15/2026 (e)	47	38

3.65%, 11/15/2026 (e)	300	243

2.91%, 2/15/2027 (e)	100	80

3.91%, 8/15/2027 (e)	100	79

3.94%, 11/15/2027 (e)	140	110

3.07%, 2/15/2028 (e)	53	41

2.46%, 5/15/2028 (e)	10	8

3.25%, 8/15/2028 (e)	200	153

Total U.S. Treasury Obligations (Cost $31,046)		30,876

Collateralized Mortgage Obligations — 17.4%

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	853	889

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	131	122

Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	15	13

BCAP LLC Trust Series 2010-RR7, Class 2A1, 3.86%, 7/26/2045 (a) (f)	101	101

CHL Mortgage Pass-Through Trust

Series 2004-HYB3, Class 2A, 3.62%, 6/20/2034 (f)	15	15

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	31	31

Series 2005-22, Class 2A1, 4.05%, 11/25/2035 (f)	126	111

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	—	(g)	—	(g)

Series 2003-HYB1, Class A, 4.74%, 9/25/2033 (f)	13		13

Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	4		4

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 3.42%, 6/25/2020 (f)	39		38

FHLMC — GNMA Series 24, Class ZE, 6.25%, 11/25/2023	15		15

FHLMC REMIC

Series 2934, Class EC, PO, 2/15/2020	5		5

Series 2347, Class VP, 6.50%, 3/15/2020	2		2

Series 2999, Class ND, 4.50%, 7/15/2020	19		19

Series 1807, Class G, 9.00%, 10/15/2020	—	(g)	—	(g)

Series 114, Class H, 6.95%, 1/15/2021	1		1

Series 85, Class C, 8.60%, 1/15/2021	—	(g)	—	(g)

Series 99, Class Z, 9.50%, 1/15/2021	—	(g)	—	(g)

Series 1084, Class F, 3.44%, 5/15/2021 (f)	—	(g)	—	(g)

Series 1079, Class S, HB, IF, 25.54%, 5/15/2021 (f)	—	(g)	—	(g)

Series 1084, Class S, HB, IF, 34.03%, 5/15/2021 (f)	—	(g)	—	(g)

Series 1144, Class KB, 8.50%, 9/15/2021	2		2

Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (f)	—	(g)	—	(g)

Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (f)	—	(g)	—	(g)

Series 1206, Class IA, 7.00%, 3/15/2022	1		1

Series 1250, Class J, 7.00%, 5/15/2022	1		1

Series 1343, Class LA, 8.00%, 8/15/2022	4		4

Series 2512, Class PG, 5.50%, 10/15/2022	60		61

Series 2535, Class BK, 5.50%, 12/15/2022	11		11

Series 1470, Class F, 2.06%, 2/15/2023 (f)	—	(g)	—	(g)

Series 2568, Class KG, 5.50%, 2/15/2023	92		96

Series 1466, Class PZ, 7.50%, 2/15/2023	16		17

Series 1491, Class I, 7.50%, 4/15/2023	7		7

Series 1798, Class F, 5.00%, 5/15/2023	7		8

Series 1518, Class G, IF, 6.45%, 5/15/2023 (f)	7		7

Series 1541, Class O, 1.98%, 7/15/2023 (f)	6		6

Series 1608, Class L, 6.50%, 9/15/2023	22		23

Series 1602, Class SA, IF, 14.66%, 10/15/2023 (f)	3		3

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2283, Class K, 6.50%, 12/15/2023	9		10

Series 1700, Class GA, PO, 2/15/2024	3		2

Series 1671, Class L, 7.00%, 2/15/2024	4		5

Series 1706, Class K, 7.00%, 3/15/2024	39		41

Series 2033, Class SN, HB, IF, 26.69%, 3/15/2024 (f)	2		—	(g)

Series 1720, Class PL, 7.50%, 4/15/2024	113		121

Series 2306, Class K, PO, 5/15/2024	4		4

Series 2306, Class SE, IF, IO, 7.85%, 5/15/2024 (f)	10		1

Series 1745, Class D, 7.50%, 8/15/2024	6		7

Series 1927, Class PH, 7.50%, 1/15/2027	48		53

Series 1981, Class Z, 6.00%, 5/15/2027	19		21

Series 1987, Class PE, 7.50%, 9/15/2027	8		9

Series 2038, Class PN, IO, 7.00%, 3/15/2028	8		1

Series 2040, Class PE, 7.50%, 3/15/2028	44		49

Series 2063, Class PG, 6.50%, 6/15/2028	45		49

Series 2064, Class TE, 7.00%, 6/15/2028	6		6

Series 2075, Class PM, 6.25%, 8/15/2028	31		33

Series 2075, Class PH, 6.50%, 8/15/2028	32		34

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	10		1

Series 2125, Class JZ, 6.00%, 2/15/2029	19		21

Series 2169, Class TB, 7.00%, 6/15/2029	86		95

Series 2163, Class PC, IO, 7.50%, 6/15/2029	5		1

Series 2172, Class QC, 7.00%, 7/15/2029	34		38

Series 2196, Class TL, 7.50%, 11/15/2029	—	(g)	—	(g)

Series 2201, Class C, 8.00%, 11/15/2029	16		18

Series 2210, Class Z, 8.00%, 1/15/2030	42		49

Series 2224, Class CB, 8.00%, 3/15/2030	13		15

Series 2256, Class MC, 7.25%, 9/15/2030	24		27

Series 2259, Class ZM, 7.00%, 10/15/2030	22		24

Series 2271, Class PC, 7.25%, 12/15/2030	21		24

Series 2296, Class PD, 7.00%, 3/15/2031	12		13

Series 2333, Class HC, 6.00%, 7/15/2031	25		27

Series 2344, Class ZD, 6.50%, 8/15/2031	205		237

Series 2344, Class ZJ, 6.50%, 8/15/2031	25		28

Series 2345, Class NE, 6.50%, 8/15/2031	16		18

Series 2351, Class PZ, 6.50%, 8/15/2031	21		24

Series 2410, Class QX, IF, IO, 6.16%, 2/15/2032 (f)	12		2

Series 2410, Class OE, 6.38%, 2/15/2032	25		26

Series 2410, Class NG, 6.50%, 2/15/2032	16		18

Series 2412, Class SP, IF, 11.12%, 2/15/2032 (f)	44		53

Series 2444, Class ES, IF, IO, 5.46%, 3/15/2032 (f)	29		5

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2450, Class SW, IF, IO, 5.51%, 3/15/2032 (f)	11	2

Series 2423, Class MC, 7.00%, 3/15/2032	13	15

Series 2423, Class MT, 7.00%, 3/15/2032	26	29

Series 2435, Class CJ, 6.50%, 4/15/2032	101	112

Series 2441, Class GF, 6.50%, 4/15/2032	28	31

Series 2455, Class GK, 6.50%, 5/15/2032	37	41

Series 2450, Class GZ, 7.00%, 5/15/2032	39	44

Series 2466, Class DH, 6.50%, 6/15/2032	55	60

Series 2474, Class NR, 6.50%, 7/15/2032	32	36

Series 2484, Class LZ, 6.50%, 7/15/2032	53	60

Series 2500, Class MC, 6.00%, 9/15/2032	48	53

Series 2543, Class YX, 6.00%, 12/15/2032	107	118

Series 2575, Class ME, 6.00%, 2/15/2033	190	208

Series 2586, Class WI, IO, 6.50%, 3/15/2033	16	4

Series 2990, Class SL, IF, 15.37%, 6/15/2034 (f)	35	39

Series 3611, PO, 7/15/2034	25	21

Series 2990, Class UZ, 5.75%, 6/15/2035	622	686

Series 3117, Class EO, PO, 2/15/2036	60	51

Series 3117, Class OK, PO, 2/15/2036	6	6

Series 3122, Class OH, PO, 3/15/2036	64	57

Series 3152, Class MO, PO, 3/15/2036	144	124

Series 3607, Class AO, PO, 4/15/2036	36	31

Series 3137, Class XP, 6.00%, 4/15/2036	87	96

Series 3819, Class ZQ, 6.00%, 4/15/2036	244	272

Series 3149, Class SO, PO, 5/15/2036	6	5

Series 3171, Class MO, PO, 6/15/2036	44	39

Series 3179, Class OA, PO, 7/15/2036	23	20

Series 3202, Class HI, IF, IO, 4.16%, 8/15/2036 (f)	198	26

Series 3232, Class ST, IF, IO, 4.21%, 10/15/2036 (f)	36	5

Series 3417, Class EO, PO, 11/15/2036	352	318

Series 3316, Class JO, PO, 5/15/2037	6	5

Series 3607, Class OP, PO, 7/15/2037	166	144

Series 3481, Class SJ, IF, IO, 3.36%, 8/15/2038 (f)	102	14

Series 3680, Class MA, 4.50%, 7/15/2039	222	229

Series 4219, Class JA, 3.50%, 8/15/2039	414	420

Series 3997, Class PF, 2.94%, 11/15/2039 (f)	50	50

Series 4096, Class HA, 2.00%, 12/15/2041	304	290

Series 4374, Class NC, 3.75%, 2/15/2046 (d)	296	299

FHLMC STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	1	—	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 262, Class 35, 3.50%, 7/15/2042	504		509

FHLMC Structured Pass-Through Securities Certificates

Series T-41, Class 3A, 5.46%, 7/25/2032 (f)	26		27

Series T-76, Class 2A, 2.48%, 10/25/2037 (f)	127		133

Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	22		26

Series T-54, Class 2A, 6.50%, 2/25/2043	222		254

Series T-54, Class 3A, 7.00%, 2/25/2043	72		83

Series T-56, Class A5, 5.23%, 5/25/2043	555		601

Series T-58, Class APO, PO, 9/25/2043	16		13

First Horizon Mortgage Pass-Through Trust

Series 2004-AR7, Class 2A2, 4.54%, 2/25/2035 (f)	38		38

Series 2005-AR1, Class 2A2, 4.50%, 4/25/2035 (f)	26		27

FNMA REMIC

Series 1989-70, Class G, 8.00%, 10/25/2019	—	(g)	—	(g)

Series 1989-83, Class H, 8.50%, 11/25/2019	—	(g)	—	(g)

Series 1989-89, Class H, 9.00%, 11/25/2019	—	(g)	—	(g)

Series 1989-78, Class H, 9.40%, 11/25/2019	—	(g)	—	(g)

Series 1990-7, Class B, 8.50%, 1/25/2020	—	(g)	—	(g)

Series 1990-1, Class D, 8.80%, 1/25/2020	—	(g)	—	(g)

Series 1990-60, Class K, 5.50%, 6/25/2020	—	(g)	—	(g)

Series 1990-63, Class H, 9.50%, 6/25/2020	—	(g)	—	(g)

Series 1990-93, Class G, 5.50%, 8/25/2020	—	(g)	—	(g)

Series 1990-102, Class J, 6.50%, 8/25/2020	1		1

Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(g)	—	(g)

Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(g)	—	(g)

Series 1990-120, Class H, 9.00%, 10/25/2020	—	(g)	—	(g)

Series 1990-134, Class SC, IF, 17.87%, 11/25/2020 (f)	—	(g)	—	(g)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(g)	—	(g)

Series 2001-4, Class PC, 7.00%, 3/25/2021	5		5

Series 1991-42, Class S, IF, 13.32%, 5/25/2021 (f)	—	(g)	—	(g)

Series G-14, Class L, 8.50%, 6/25/2021	—	(g)	—	(g)

Series G-18, Class Z, 8.75%, 6/25/2021	1		1

Series 2001-48, Class Z, 6.50%, 9/25/2021	27		28

Series G-35, Class M, 8.75%, 10/25/2021	1		1

Series 2002-1, Class HC, 6.50%, 2/25/2022	11		11

Series 1992-107, Class SB, HB, IF, 22.73%, 6/25/2022 (f)	8		10

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(g)	—	(g)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series G92-35, Class E, 7.50%, 7/25/2022	8		8

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)

Series 1996-59, Class J, 6.50%, 8/25/2022	2		2

Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(g)	1

Series G92-54, Class ZQ, 7.50%, 9/25/2022	4		5

Series G93-5, Class Z, 6.50%, 2/25/2023	3		3

Series 1993-37, Class PX, 7.00%, 3/25/2023	40		42

Series 1993-25, Class J, 7.50%, 3/25/2023	6		6

Series 1998-4, Class C, PO, 4/25/2023	1		1

Series 1998-43, Class EA, PO, 4/25/2023	62		59

Series 1993-54, Class Z, 7.00%, 4/25/2023	13		13

Series 1993-62, Class SA, IF, 18.07%, 4/25/2023 (f)	3		3

Series 1993-122, Class M, 6.50%, 7/25/2023	3		3

Series 1996-14, Class SE, IF, IO, 8.00%, 8/25/2023 (f)	26		3

Series 1993-178, Class PK, 6.50%, 9/25/2023	6		7

Series 1993-165, Class SD, IF, 12.62%, 9/25/2023 (f)	1		2

Series 1993-183, Class KA, 6.50%, 10/25/2023	92		97

Series 1993-189, Class PL, 6.50%, 10/25/2023	37		39

Series 1994-9, Class E, PO, 11/25/2023	1		1

Series 1993-247, Class SA, HB, IF, 26.33%, 12/25/2023 (f)	9		11

Series G95-1, Class C, 8.80%, 1/25/2025	4		4

Series 2005-121, Class DX, 5.50%, 1/25/2026	237		246

Series 1997-20, IO, 1.84%, 3/25/2027 (f)	8		—	(g)

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (f)	9		—	(g)

Series 1997-27, Class J, 7.50%, 4/18/2027	9		10

Series 1997-29, Class J, 7.50%, 4/20/2027	11		12

Series 1997-39, Class PD, 7.50%, 5/20/2027	27		30

Series 2012-47, Class HF, 2.89%, 5/25/2027 (f)	117		118

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	7		1

Series 1998-36, Class ZB, 6.00%, 7/18/2028	5		6

Series 2000-2, Class ZE, 7.50%, 2/25/2030	52		58

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	31		7

Series 2001-36, Class DE, 7.00%, 8/25/2031	43		48

Series 2001-49, Class Z, 6.50%, 9/25/2031	8		9

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2001-44, Class PD, 7.00%, 9/25/2031	8	10

Series 2003-52, Class SX, IF, 15.48%, 10/25/2031 (f)	11	15

Series 2004-74, Class SW, IF, 10.54%, 11/25/2031 (f)	27	33

Series 2001-81, Class LO, PO, 1/25/2032	6	5

Series 2002-1, Class SA, IF, 17.10%, 2/25/2032 (f)	4	5

Series 2002-21, Class PE, 6.50%, 4/25/2032	22	24

Series 2002-28, Class PK, 6.50%, 5/25/2032	23	25

Series 2002-37, Class Z, 6.50%, 6/25/2032	27	30

Series 2004-61, Class SH, IF, 14.03%, 11/25/2032 (f)	31	41

Series 2003-22, Class UD, 4.00%, 4/25/2033	96	99

Series 2003-34, Class GE, 6.00%, 5/25/2033	228	245

Series 2003-39, IO, 6.00%, 5/25/2033 (f)	5	1

Series 2003-47, Class PE, 5.75%, 6/25/2033	92	100

Series 2003-64, Class SX, IF, 7.48%, 7/25/2033 (f)	13	14

Series 2003-71, Class DS, IF, 4.12%, 8/25/2033 (f)	86	85

Series 2005-56, Class TP, IF, 10.68%, 8/25/2033 (f)	64	71

Series 2003-91, Class SD, IF, 8.35%, 9/25/2033 (f)	8	9

Series 2003-116, Class SB, IF, IO, 5.11%, 11/25/2033 (f)	80	13

Series 2006-44, Class P, PO, 12/25/2033	28	24

Series 2004-25, Class PC, 5.50%, 1/25/2034	1	1

Series 2003-130, Class SX, IF, 7.79%, 1/25/2034 (f)	4	5

Series 2004-36, Class PC, 5.50%, 2/25/2034	1	1

Series 2004-25, Class SA, IF, 12.68%, 4/25/2034 (f)	42	53

Series 2004-46, Class SK, IF, 9.65%, 5/25/2034 (f)	29	34

Series 2004-36, Class SA, IF, 12.68%, 5/25/2034 (f)	57	76

Series 2004-50, Class VZ, 5.50%, 7/25/2034	351	375

Series 2005-74, Class CS, IF, 13.17%, 5/25/2035 (f)	38	44

Series 2005-45, Class DC, IF, 15.18%, 6/25/2035 (f)	57	72

Series 2005-56, Class S, IF, IO, 4.22%, 7/25/2035 (f)	42	5

Series 2005-68, Class PG, 5.50%, 8/25/2035	225	242

Series 2005-73, Class PS, IF, 10.48%, 8/25/2035 (f)	100	118

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-106, Class US, IF, 15.44%, 11/25/2035 (f)	73	96

Series 2006-27, Class OH, PO, 4/25/2036	62	55

Series 2006-65, Class QO, PO, 7/25/2036	28	24

Series 2006-56, Class FC, 2.78%, 7/25/2036 (f)	181	181

Series 2006-79, Class DO, PO, 8/25/2036	33	29

Series 2006-77, Class PC, 6.50%, 8/25/2036	70	77

Series 2006-110, PO, 11/25/2036	52	44

Series 2006-124, Class HB, 4.61%, 11/25/2036 (f)	76	79

Series 2007-14, Class ES, IF, IO, 3.95%, 3/25/2037 (f)	38	6

Series 2007-81, Class GE, 6.00%, 8/25/2037	113	121

Series 2007-79, Class SB, IF, 14.89%, 8/25/2037 (f)	33	45

Series 2007-88, Class VI, IF, IO, 4.05%, 9/25/2037 (f)	99	16

Series 2007-91, Class ES, IF, IO, 3.97%, 10/25/2037 (f)	267	42

Series 2007-106, Class A7, 6.11%, 10/25/2037 (f)	34	37

Series 2007-116, Class HI, IO, 1.22%, 1/25/2038 (f)	57	2

Series 2008-16, Class IS, IF, IO, 3.71%, 3/25/2038 (f)	12	2

Series 2008-10, Class XI, IF, IO, 3.74%, 3/25/2038 (f)	22	2

Series 2008-28, Class QS, IF, 13.23%, 4/25/2038 (f)	29	34

Series 2008-46, Class HI, IO, 1.75%, 6/25/2038 (f)	54	3

Series 2009-69, PO, 9/25/2039	50	45

Series 2009-103, Class MB, 4.32%, 12/25/2039 (f)	66	70

Series 2010-71, Class HJ, 5.50%, 7/25/2040	161	177

Series 2011-118, Class MT, 7.00%, 11/25/2041	183	209

Series 2011-118, Class NT, 7.00%, 11/25/2041	171	193

Series 2013-101, Class DO, PO, 10/25/2043	299	232

Series 2013-128, PO, 12/25/2043	278	223

FNMA REMIC Trust

Series 2006-72, Class GO, PO, 8/25/2036	42	37

Series 2007-W7, Class 1A4, HB, IF, 24.24%, 7/25/2037 (f)	9	14

Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (f)	16	18

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-W1, Class 1A1, 5.37%, 12/25/2042 (f)	85	90

FNMA STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—	(g)

Series 300, Class 1, PO, 9/25/2024	23	22

Series 329, Class 1, PO, 1/25/2033	5	5

FNMA Trust

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	33	37

Series 2005-W3, Class 2AF, 2.71%, 3/25/2045 (f)	106	105

GNMA

Series 1994-7, Class PQ, 6.50%, 10/16/2024	60	59

Series 1999-30, Class S, IF, IO, 6.12%, 8/16/2029 (f)	11	—	(g)

Series 2002-47, Class PG, 6.50%, 7/16/2032	44	44

Series 2002-47, Class PY, 6.00%, 7/20/2032	52	52

Series 2002-47, Class ZA, 6.50%, 7/20/2032	57	57

Series 2010-14, Class AO, PO, 12/20/2032	24	24

Series 2003-24, PO, 3/16/2033	8	8

Series 2003-40, Class TJ, 6.50%, 3/20/2033	195	214

Series 2003-52, Class AP, PO, 6/16/2033	48	41

Series 2004-28, Class S, IF, 12.84%, 4/16/2034 (f)	14	19

Series 2004-73, Class AE, IF, 9.74%, 8/17/2034 (f)	14	15

Series 2004-71, Class SB, IF, 17.26%, 9/20/2034 (f)	25	35

Series 2004-90, Class SI, IF, IO, 3.62%, 10/20/2034 (f)	145	18

Series 2005-68, Class DP, IF, 10.45%, 6/17/2035 (f)	32	36

Series 2005-68, Class KI, IF, IO, 3.82%, 9/20/2035 (f)	268	33

Series 2006-38, Class ZK, 6.50%, 8/20/2036	429	472

Series 2006-59, Class SD, IF, IO, 4.22%, 10/20/2036 (f)	30	5

Series 2007-17, Class JI, IF, IO, 4.33%, 4/16/2037 (f)	107	17

Series 2007-27, Class SA, IF, IO, 3.72%, 5/20/2037 (f)	136	14

Series 2007-45, Class QA, IF, IO, 4.16%, 7/20/2037 (f)	116	13

Series 2007-40, Class SB, IF, IO, 4.27%, 7/20/2037 (f)	189	31

Series 2007-50, Class AI, IF, IO, 4.29%, 8/20/2037 (f)	102	11

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-53, Class ES, IF, IO, 4.07%, 9/20/2037 (f)	30	4

Series 2007-53, Class SW, IF, 12.75%, 9/20/2037 (f)	26	31

Series 2009-79, Class OK, PO, 11/16/2037	102	89

Series 2007-76, Class SA, IF, IO, 4.05%, 11/20/2037 (f)	60	7

Series 2007-72, Class US, IF, IO, 4.07%, 11/20/2037 (f)	59	7

Series 2009-106, Class ST, IF, IO, 3.52%, 2/20/2038 (f)	206	28

Series 2008-33, Class XS, IF, IO, 5.22%, 4/16/2038 (f)	39	6

Series 2008-40, Class SA, IF, IO, 3.92%, 5/16/2038 (f)	122	17

Series 2008-55, Class SA, IF, IO, 3.72%, 6/20/2038 (f)	74	7

Series 2008-50, Class KB, 6.00%, 6/20/2038	148	166

Series 2008-93, Class AS, IF, IO, 3.22%, 12/20/2038 (f)	80	7

Series 2009-6, Class SA, IF, IO, 3.62%, 2/16/2039 (f)	25	3

Series 2009-31, Class TS, IF, IO, 3.82%, 3/20/2039 (f)	88	6

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	36	9

Series 2009-22, Class SA, IF, IO, 3.79%, 4/20/2039 (f)	108	10

Series 2009-92, Class ZC, 5.00%, 10/20/2039	647	712

Series 2011-137, Class WA, 5.56%, 7/20/2040 (f)	249	274

Series 2010-105, Class B, 5.00%, 8/20/2040	869	936

Series 2010-130, Class CP, 7.00%, 10/16/2040	68	78

Series 2013-91, Class WA, 4.50%, 4/20/2043 (f)	483	497

Series 2012-H24, Class FA, 2.96%, 3/20/2060 (f)	5	5

Series 2013-H03, Class FA, 2.81%, 8/20/2060 (f)	5	5

Series 2012-H21, Class DF, 3.16%, 5/20/2061 (f)	16	16

Series 2012-H26, Class MA, 3.06%, 7/20/2062 (f)	14	14

Series 2012-H29, Class FA, 3.02%, 10/20/2062 (f)	583	584

Series 2014-H15, Class FA, 3.01%, 7/20/2064 (f)	663	664

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2014-H17, Class FC, 3.01%, 7/20/2064 (f)	603		604

Series 2015-H15, Class FJ, 2.95%, 6/20/2065 (f)	608		607

Series 2015-H18, Class FA, 2.96%, 6/20/2065 (f)	521		521

Series 2015-H20, Class FA, 2.98%, 8/20/2065 (f)	568		568

Series 2015-H26, Class FG, 3.03%, 10/20/2065 (f)	657		659

GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	77		89

Impac Secured Assets CMN Owner Trust Series 2002-2, Class APO, PO, 4/25/2033 ‡	38		27

JP Morgan Mortgage Trust

Series 2003-A1, Class 1A1, 4.18%, 10/25/2033 (f)	199		201

Series 2006-A2, Class 5A3, 4.62%, 11/25/2033 (f)	65		66

Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (f)	21		21

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.69%, 4/21/2034 (f)	53		54

Series 2004-3, Class 4A2, 3.97%, 4/25/2034 (f)	15		14

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1		1

Series 2005-6, Class 3A1, 5.50%, 11/25/2020	30		29

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	147		151

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	105		108

Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	11		9

MASTR Asset Securitization Trust Series 2004-8, PO, 8/25/2019 ‡	—	(g)	—	(g)

MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	10		9

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 3.11%, 10/25/2028 (f)	117		116

Series 2004-A, Class A1, 2.95%, 4/25/2029 (f)	38		38

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (f)	39		38

NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	21		21

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7

Series 2003-A1, Class A1, 5.50%, 5/25/2033	7		7

Series 2003-A1, Class A2, 6.00%, 5/25/2033	17		18

RALI Trust

Series 2002-QS16, Class A3, IF, 11.37%, 10/25/2017 (f)	—	(g)	—	(g)

Series 2003-QS9, Class A3, IF, IO, 5.04%, 5/25/2018 ‡ (f)	1		—	(g)

Series 2004-QS3, Class CB, 5.00%, 3/25/2019	2		2

Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (a)	56		48

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	489		492

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	152		162

Series 1994-1, Class 1, 5.35%, 2/15/2024 (f)	99		103

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	152		167

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	51		56

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	218		239

Series 1998-1, Class 2E, 7.00%, 3/15/2028	51		57

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR5, Class A7, 4.13%, 6/25/2033 (f)	51		52

Series 2004-AR3, Class A2, 3.97%, 6/25/2034 (f)	28		28

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	129		124

Washington Mutual MSC Mortgage Pass-Through Certificates Trust

Series 2003-MS2, Class 1A1, 5.75%, 2/25/2033	4		5

Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1		1

Wells Fargo Mortgage-Backed Securities Trust

Series 2003-K, Class 1A1, 4.68%, 11/25/2033 (f)	20		20

Series 2004-P, Class 2A1, 4.64%, 9/25/2034 (f)	90		92

Series 2004-EE, Class 3A1, 4.63%, 12/25/2034 (f)	32		33

Series 2005-AR3, Class 1A1, 4.55%, 3/25/2035 (f)	139		143

Total Collateralized Mortgage Obligations (Cost $24,549)			24,973

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — 10.5%

FHLMC

Pool # 785618, ARM, 4.25%, 7/1/2026 (f)	9		9

Pool # 611141, ARM, 4.47%, 1/1/2027 (f)	15		15

Pool # 1B2656, ARM, 4.66%, 12/1/2034 (f)	68		72

Pool # 1G2557, ARM, 4.32%, 6/1/2036 (f)	90		95

Pool # 1A1085, ARM, 4.34%, 8/1/2036 (f)	78		81

Pool # 1Q0105, ARM, 4.48%, 9/1/2036 (f)	37		38

Pool # 1B7242, ARM, 4.51%, 9/1/2036 (f)	54		57

Pool # 1Q0737, ARM, 4.54%, 11/1/2036 (f)	34		35

Pool # 1N1511, ARM, 4.16%, 1/1/2037 (f)	37		39

Pool # 1J1543, ARM, 4.40%, 2/1/2037 (f)	23		25

Pool # 1Q0739, ARM, 4.61%, 3/1/2037 (f)	45		47

Pool # 1Q0722, ARM, 4.64%, 4/1/2038 (f)	34		36

FHLMC Gold Pools, 15 Year, Single Family

Pool # G12251, 4.00%, 6/1/2019	1		1

Pool # G12825, 6.50%, 3/1/2022	9		10

FHLMC Gold Pools, 20 Year, Single Family Pool # C90985, 6.50%, 8/1/2026	10		10

FHLMC Gold Pools, 30 Year, Single Family

Pool # A01047, 8.00%, 7/1/2020	—	(g)	—	(g)

Pool # G00245, 8.00%, 8/1/2024	1		1

Pool # C00376, 8.00%, 11/1/2024	1		1

Pool # C00414, 7.50%, 8/1/2025	3		3

Pool # C00452, 7.00%, 4/1/2026	3		3

Pool # G00981, 8.50%, 7/1/2028	7		8

Pool # A17537, 6.00%, 1/1/2034	28		31

Pool # G02682, 7.00%, 2/1/2037	23		27

Pool # Q58054, 4.50%, 11/1/2046	389		406

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	19		20

Pool # L10151, 6.00%, 2/1/2033	8		8

Pool # U80336, 3.50%, 5/1/2033	543		551

Pool # U90690, 3.50%, 6/1/2042	255		256

Pool # U90975, 4.00%, 6/1/2042	254		261

Pool # U91427, 3.50%, 5/1/2043	608		611

FNMA

Pool # 116612, ARM, 3.62%, 3/1/2019 (f)	—	(g)	—	(g)

Pool # 54844, ARM, 2.73%, 9/1/2027 (f)	3		3

Pool # 303532, ARM, 4.03%, 3/1/2029 (f)	2		2

Pool # 745446, ARM, 4.78%, 4/1/2033 (f)	43		46

Pool # 746299, ARM, 4.69%, 9/1/2033 (f)	61		65

Pool # 743546, ARM, 4.39%, 11/1/2033 (f)	46		48

Pool # 735332, ARM, 4.34%, 8/1/2034 (f)	68		71

Pool # 790964, ARM, 4.38%, 9/1/2034 (f)	46		49

Pool # 896463, ARM, 4.62%, 10/1/2034 (f)	62		66

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 810896, ARM, 4.15%, 1/1/2035 (f)	48		50

Pool # 816361, ARM, 4.41%, 1/1/2035 (f)	101		106

Pool # 816594, ARM, 4.41%, 2/1/2035 (f)	43		45

Pool # 816597, ARM, 4.68%, 2/1/2035 (f)	35		37

Pool # 745862, ARM, 4.39%, 4/1/2035 (f)	41		43

Pool # 838972, ARM, 4.14%, 8/1/2035 (f)	9		9

Pool # 843026, ARM, 4.30%, 9/1/2035 (f)	72		75

Pool # 832801, ARM, 4.36%, 9/1/2035 (f)	64		67

Pool # 920340, ARM, 5.05%, 2/1/2036 (f)	42		44

Pool # 886558, ARM, 4.61%, 8/1/2036 (f)	14		14

Pool # 893424, ARM, 4.34%, 9/1/2036 (f)	41		43

Pool # 913984, ARM, 4.37%, 2/1/2037 (f)	19		20

Pool # 915645, ARM, 4.87%, 2/1/2037 (f)	51		53

Pool # 887094, ARM, 4.47%, 7/1/2046 (f)	54		57

FNMA, 15 Year, Single Family

Pool # 742078, 4.50%, 3/1/2019	—	(g)	—	(g)

Pool # 761326, 5.00%, 4/1/2019	1		1

Pool # 782005, 4.00%, 5/1/2019	1		1

Pool # 780956, 4.50%, 5/1/2019	2		2

Pool # 735386, 5.50%, 1/1/2020	1		1

Pool # 889265, 5.50%, 6/1/2020	—	(g)	—	(g)

Pool # 735911, 6.50%, 8/1/2020	1		1

Pool # 745406, 6.00%, 3/1/2021	15		15

Pool # 995381, 6.00%, 1/1/2024	31		32

FNMA, 20 Year, Single Family Pool # 254305, 6.50%, 5/1/2022	22		24

FNMA, 30 Year, FHA/VA

Pool # 252409, 6.50%, 3/1/2029	12		13

Pool # 752786, 6.00%, 9/1/2033	11		12

FNMA, 30 Year, Single Family

Pool # 70825, 8.00%, 3/1/2021	—	(g)	—	(g)

Pool # 189190, 7.50%, 11/1/2022	2		2

Pool # 479469, 10.00%, 2/1/2024	—	(g)	—	(g)

Pool # 250066, 8.00%, 5/1/2024	1		1

Pool # 250103, 8.50%, 7/1/2024	2		2

Pool # 303031, 7.50%, 10/1/2024	1		1

Pool # 308499, 8.50%, 5/1/2025	—	(g)	—	(g)

Pool # 695533, 8.00%, 6/1/2027	7		8

Pool # 313687, 7.00%, 9/1/2027	2		2

Pool # 755973, 8.00%, 11/1/2028	13		14

Pool # 598559, 6.50%, 8/1/2031	16		18

Pool # 649624, 7.00%, 8/1/2032	1		1

Pool # 995409, 8.00%, 11/1/2032	151		177

Pool # 675555, 6.00%, 12/1/2032	27		29

Pool # 674349, 6.00%, 3/1/2033	12		13

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 702901, 6.00%, 5/1/2033	49		54

Pool # 721535, 5.00%, 7/1/2033	73		79

Pool # 723852, 5.00%, 7/1/2033	29		31

Pool # 729296, 5.00%, 7/1/2033	52		55

Pool # 713700, 4.50%, 8/1/2033	29		30

Pool # 737825, 6.00%, 9/1/2033	11		12

Pool # 725027, 5.00%, 11/1/2033	52		55

Pool # 725017, 5.50%, 12/1/2033	46		50

Pool # AA0922, 6.00%, 9/1/2036	73		80

Pool # 986648, 6.00%, 9/1/2037	32		35

Pool # AD9151, 5.00%, 8/1/2040	202		216

FNMA, Other

Pool # 467630, 4.30%, 4/1/2021	731		754

Pool # AL0569, 4.26%, 6/1/2021	285		292

Pool # AN2309, 2.21%, 7/1/2026	477		454

Pool # AM6381, 3.29%, 8/1/2026	1,000		1,015

Pool # AM7485, 3.24%, 12/1/2026	1,000		1,008

Pool # AM7515, 3.34%, 2/1/2027	500		507

Pool # BL1211, 4.01%, 2/1/2027	201		212

Pool # AM8529, 3.03%, 4/1/2027	1,000		993

Pool # AM8432, 2.79%, 5/1/2027	1,000		974

Pool # BL1040, 3.81%, 12/1/2028	150		156

Pool # BL0907, 3.88%, 12/1/2028	300		314

Pool # AM6755, 3.65%, 9/1/2029	285		294

Pool # AM6892, 3.76%, 9/1/2029	234		244

Pool # BM4162, 3.20%, 10/1/2029	299		294

Pool # 109707, 3.80%, 9/1/2033	250		257

Pool # 888408, 6.00%, 3/1/2037	30		33

Pool # 257172, 5.50%, 4/1/2038	11		12

Pool # MA1125, 4.00%, 7/1/2042	453		465

GNMA I, 30 Year, Single Family

Pool # 286315, 9.00%, 2/15/2020	—	(g)	—	(g)

Pool # 313110, 7.50%, 11/15/2022	—	(g)	—	(g)

Pool # 352108, 7.00%, 8/15/2023	1		1

Pool # 363030, 7.00%, 9/15/2023	22		23

Pool # 352022, 7.00%, 11/15/2023	1		1

Pool # 366706, 6.50%, 1/15/2024	7		8

Pool # 371281, 7.00%, 2/15/2024	9		9

Pool # 782507, 9.50%, 10/15/2024	6		6

Pool # 780029, 9.00%, 11/15/2024	1		1

Pool # 780965, 9.50%, 12/15/2025	2		2

Pool # 442119, 7.50%, 11/15/2026	2		2

Pool # 411829, 7.50%, 7/15/2027	4		4

Pool # 468149, 8.00%, 8/15/2028	1		1

Pool # 468236, 6.50%, 9/15/2028	38		42

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 486537, 7.50%, 9/15/2028	4		4

Pool # 466406, 6.00%, 11/15/2028	24		26

Pool # 607645, 6.50%, 2/15/2033	11		12

Pool # 781614, 7.00%, 6/15/2033	18		21

Pool # 782615, 7.00%, 6/15/2035	59		68

Pool # 782025, 6.50%, 12/15/2035	72		81

Pool # 681638, 6.00%, 12/15/2038	98		106

GNMA II, 30 Year, Single Family

Pool # 1974, 8.50%, 3/20/2025	1		1

Pool # 1989, 8.50%, 4/20/2025	4		4

Pool # 2006, 8.50%, 5/20/2025	3		3

Pool # 2141, 8.00%, 12/20/2025	1		1

Pool # 2234, 8.00%, 6/20/2026	1		1

Pool # 2270, 8.00%, 8/20/2026	1		2

Pool # 2285, 8.00%, 9/20/2026	2		2

Pool # 2324, 8.00%, 11/20/2026	1		1

Pool # 2499, 8.00%, 10/20/2027	3		4

Pool # 2512, 8.00%, 11/20/2027	3		3

Pool # 2525, 8.00%, 12/20/2027	1		1

Pool # 2549, 7.50%, 2/20/2028	1		1

Pool # 2562, 6.00%, 3/20/2028	16		17

Pool # 2606, 8.00%, 6/20/2028	1		1

Pool # 2633, 8.00%, 8/20/2028	—	(g)	—	(g)

Pool # 2646, 7.50%, 9/20/2028	4		5

Pool # 4245, 6.00%, 9/20/2038	85		93

Pool # BA7567, 4.50%, 5/20/2048	372		389

Pool # BI0416, 4.50%, 11/20/2048	498		521

GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	460		468

Total Mortgage-backed Securities (Cost $14,950)			15,051

Asset-Backed Securities — 9.6%

Ally Auto Receivables Trust

Series 2018-2, Class A3, 2.92%, 11/15/2022	246		247

Series 2019-1, Class A3, 2.91%, 9/15/2023	69		69

American Airlines Pass-Through Trust

Series 2013-2, Class A, 4.95%, 1/15/2023	102		105

Series 2016-3, Class AA, 3.00%, 10/15/2028	76		72

American Credit Acceptance Receivables Trust

Series 2018-1, Class A, 2.72%, 3/10/2021 (a)	18		18

Series 2018-3, Class B, 3.49%, 6/13/2022 (a)	55		55

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135		135

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

AmeriCredit Automobile Receivables Trust

Series 2017-3, Class A3, 1.90%, 3/18/2022	91	90

Series 2018-1, Class A3, 3.07%, 12/19/2022	115	115

Series 2018-2, Class A3, 3.15%, 3/20/2023	148	149

Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (a)	552	552

B2R Mortgage Trust

Series 2015-1, Class A1, 2.52%, 5/15/2048 (a)	55	54

Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	127	126

Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.86%, 4/25/2036 ‡ (f)	6	6

British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	66	66

CarMax Auto Owner Trust

Series 2018-2, Class A3, 2.98%, 1/17/2023	136	136

Series 2018-3, Class A3, 3.13%, 6/15/2023	234	236

Series 2019-1, Class A3, 3.05%, 3/15/2024	220	221

Continental Airlines Pass-Through Trust Series 1999-2, Class A-1, 7.26%, 3/15/2020	2	2

CPS Auto Receivables Trust

Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	425	428

Series 2017-C, Class B, 2.30%, 7/15/2021 (a)	100	100

Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	310	314

CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021 (a)	68	68

Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	250	251

CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	45	49

Delta Air Lines Pass-Through Trust Series 2010-2, Class A, 4.95%, 5/23/2019	9	9

Drive Auto Receivables Trust

Series 2015-BA, Class D, 3.84%, 7/15/2021 (a)	179	179

Series 2018-3, Class A3, 3.01%, 11/15/2021	106	106

Series 2015-AA, Class D, 4.12%, 7/15/2022 (a)	162	163

Series 2019-1, Class A3, 3.18%, 10/17/2022	195	195

Series 2018-4, Class B, 3.36%, 10/17/2022	118	118

Series 2015-DA, Class D, 4.59%, 1/17/2023 (a)	220	222

Series 2018-2, Class C, 3.63%, 8/15/2024	100	101

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DT Auto Owner Trust

Series 2017-3A, Class B, 2.40%, 5/17/2021 (a)	34	34

Series 2018-2A, Class A, 2.84%, 9/15/2021 (a)	95	95

Series 2015-2A, Class D, 4.25%, 2/15/2022 (a)	181	182

Series 2019-1A, Class A, 3.08%, 9/15/2022 (a)	95	95

Exeter Automobile Receivables Trust

Series 2016-1A, Class C, 5.52%, 10/15/2021 (a)	310	313

Series 2018-3A, Class A, 2.90%, 1/18/2022 (a)	87	87

Series 2016-2A, Class B, 3.64%, 2/15/2022 (a)	145	145

Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	231	241

First Investors Auto Owner Trust

Series 2015-2A, Class D, 4.22%, 12/15/2021 (a)	100	101

Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	68	68

Flagship Credit Auto Trust

Series 2014-2, Class C, 3.95%, 12/15/2020 (a)	27	27

Series 2015-3, Class B, 3.68%, 3/15/2022 (a)	114	114

Series 2015-3, Class C, 4.65%, 3/15/2022 (a)	113	115

Series 2016-1, Class C, 6.22%, 6/15/2022 (a)	400	413

Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	129	130

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	82	82

Ford Credit Auto Lease Trust

Series 2018-B, Class A4, 3.30%, 2/15/2022	88	88

Series 2019-A, Class A3, 2.90%, 5/15/2022	115	115

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (f)	24	20

GM Financial Automobile Leasing Trust

Series 2017-3, Class A3, 2.01%, 11/20/2020	40	40

Series 2018-2, Class A3, 3.06%, 6/21/2021	117	117

Series 2018-3, Class A3, 3.18%, 6/21/2021	107	107

Series 2018-1, Class A4, 2.68%, 12/20/2021	76	76

Series 2019-1, Class A3, 2.98%, 12/20/2021	91	91

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	134	134

GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (d)	11	11

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	44	44

Honda Auto Receivables Owner Trust

Series 2017-3, Class A3, 1.79%, 9/20/2021	60	59

Series 2018-2, Class A3, 3.01%, 5/18/2022	128	129

Hyundai Auto Lease Securitization Trust

Series 2018-B, Class A4, 3.20%, 6/15/2022 (a)	127	127

Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	140	140

Hyundai Auto Receivables Trust

Series 2017-B, Class A3, 1.77%, 1/18/2022	200	198

Series 2018-A, Class A3, 2.79%, 7/15/2022	78	78

LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	1,126	1,126

Mercedes-Benz Auto Lease Trust Series 2019-A, Class A3, 3.10%, 11/15/2021	40	40

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	164	165

OneMain Financial Issuance Trust

Series 2015-2A, Class B, 3.10%, 7/18/2025 ‡ (a)	4	5

Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	41	41

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	491	490

Progress Residential Trust

Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (a)	853	845

Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (a)	351	348

Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (a)	781	777

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (a)	200	202

Santander Drive Auto Receivables Trust

Series 2018-3, Class A3, 3.03%, 2/15/2022	62	62

Series 2018-4, Class A3, 3.01%, 3/15/2022	49	49

Series 2019-1, Class A3, 3.00%, 12/15/2022	55	55

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.35%, 1/25/2036 ‡ (d)	30	26

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	44	42

Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024 (a)	76	76

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	263

Toyota Auto Receivables Owner Trust Series 2016-A, Class A3, 1.25%, 3/16/2020	38	38

United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	114	107

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	100	101

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	158

World Omni Auto Receivables Trust Series 2017-B, Class A3, 1.95%, 2/15/2023	104	103

World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	93	93

Total Asset-Backed Securities (Cost $13,756)		13,785

Commercial Mortgage-Backed Securities — 4.8%

20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (f)	145	144

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.78%, 12/11/2049 ‡ (a) (f)	48	1

Commercial Mortgage Trust

Series 2014-PAT, Class A, 3.30%, 8/13/2027 (a) (f)	132	132

Series 2014-TWC, Class A, 3.35%, 2/13/2032 (a) (f)	400	400

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	287

FHLMC Multifamily Structured Pass-Through Certificates

Series KF12, Class A, 3.21%, 9/25/2022 (f)	179	179

Series KSMC, Class A2, 2.62%, 1/25/2023	500	495

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (f)	500	510

Series K069, Class A2, 3.19%, 9/25/2027 (f)	500	499

Series K083, Class A2, 4.05%, 9/25/2028 (f)	297	316

Series K081, Class A1, 3.88%, 9/25/2051	119	124

FNMA ACES

Series 2012-M11, Class FA, 3.00%, 8/25/2019 (f)	24	24

Series 2010-M3, Class A3, 4.33%, 3/25/2020 (f)	214	215

Series 2015-M17, Class FA, 3.43%, 11/25/2022 (f)	275	277

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2019 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	434	445

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (f)	636	639

Series 2015-M7, Class A2, 2.59%, 12/25/2024	820	803

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (f)	500	487

Series 2018-M13, Class A1, 3.70%, 3/25/2030 (f)	225	235

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116	117

UBS-Barclays Commercial Mortgage Trust

Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	105

VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	500	506

Total Commercial Mortgage-Backed Securities (Cost $6,904)		6,940

U.S. Government Agency Securities — 0.9%

FNMA 1.86%, 10/9/2019 (e)	85	84

Resolution Funding Corp. STRIPS

1.63%, 10/15/2019 (e)	165	162

1.78%, 7/15/2020 (e)	250	241

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.26%, 1/15/2021 (e)	330	314

DN, 3.01%, 1/15/2026 (e)	90	74

DN, 2.80%, 10/15/2027 (e)	80	62

Tennessee Valley Authority STRIPS 4.82%, 5/1/2019 (e)	333	331

Total U.S. Government Agency Securities (Cost $1,283)		1,268

Foreign Government Securities — 0.2%

United Mexican States (Mexico) 3.63%, 3/15/2022(Cost $249)	244	245

	SHARES (000)
Short-Term Investments — 2.2%

Investment Companies — 2.2%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.52%(h) (i) (Cost $3,081)	3,080	3,081

Total Investments — 99.7% (Cost $142,546)		142,733
Other Assets Less Liabilities — 0.3%		440

Net Assets — 100.0%		143,173

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2019.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2019.
(e)	The rate shown is the effective yield as of February 28, 2019.
(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2019.

(g)	Amount rounds to less than one thousand.
(h)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2019.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2019

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$1,830,474	$139,652
Investments in affiliates, at value	38,750	3,081
Receivables:
Investment securities sold	148	30
Fund shares sold	1,584	—
Interest from non-affiliates	8,600	645
Dividends from affiliates	63	4

Total Assets	1,879,619	143,412

LIABILITIES:
Payables:
Due to custodian	30	1
Investment securities purchased	2,888	170
Accrued liabilities:
Investment advisory fees	193	2
Custodian and accounting fees	62	24
Audit fees	43	34
Other	115	8

Total Liabilities	3,331	239

Net Assets	$1,876,288	$143,173

NET ASSETS:
Paid-in-Capital	$1,868,917	$144,202
Total distributable earnings (loss) (a)	7,371	(1,029)

Total Net Assets	$1,876,288	$143,173

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	188,106	14,839
Net asset value, offering and redemption price per share (b)	$9.97	$9.65

Cost of investments in non-affiliates	$1,819,278	$139,465
Cost of investments in affiliates	38,746	3,081

(a)

Total distributable earnings have been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2019

(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$73,521	$4,992
Interest income from affiliates	— (a)	—	(a)
Dividend income from affiliates	495	41
Income from securities lending (net)	— (a)	—

Total investment income	74,016	5,033

EXPENSES:
Investment advisory fees	6,215	453
Administration fees	1,996	145
Custodian and accounting fees	191	95
Interest expense to affiliates	— (a)	—
Professional fees	94	68
Trustees’ and Chief Compliance Officer’s fees	33	25
Printing and mailing costs	21	3
Transfer agency fees	15	1
Other	231	17

Total expenses	8,796	807

Less fees waived	(5,719)	(586)

Net expenses	3,077	221

Net investment income (loss)	70,939	4,812

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,123)	(471)
Investments in affiliates	4	—	(a)

Net realized gain (loss)	(4,119)	(471)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(5,090)	486
Investments in affiliates	4	—	(a)

Change in net unrealized appreciation/depreciation	(5,086)	486

Net realized/unrealized gains (losses)	(9,205)	15

Change in net assets resulting from operations	$61,734	$4,827

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2019	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$70,939	$89,002	$4,812	$5,154
Net realized gain (loss)	(4,119)	22,406	(471)	(632)
Change in net unrealized appreciation/depreciation	(5,086)	(59,398)	486	(2,482)

Change in net assets resulting from operations	61,734	52,010	4,827	2,040

DISTRIBUTIONS TO SHAREHOLDERS: (a)
Total distributions to shareholders	(76,166)	(116,310)	(4,810)	(5,864)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	125,604	149,441	—	58,857
Distributions reinvested	71,471	109,911	3,894	4,992
Cost of shares redeemed	(525,157)	(1,135,482)	(22,784)	(79,328)

Change in net assets resulting from capital transactions	(328,082)	(876,130)	(18,890)	(15,479)

NET ASSETS:
Change in net assets	(342,514)	(940,430)	(18,873)	(19,303)
Beginning of period	2,218,802	3,159,232	162,046	181,349

End of period	$1,876,288	$2,218,802	$143,173	$162,046

SHARE TRANSACTIONS:
Issued	12,593	14,419	—	5,993
Reinvested	7,202	10,645	406	507
Redeemed	(52,973)	(109,586)	(2,386)	(8,055)

Change in Shares	(33,178)	(84,522)	(1,980)	(1,555)

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
From net investment income	$(88,861)	$(5,144)
From net realized gains	(27,449)	(720)

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

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FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Year Ended February 28, 2019	$10.03	$0.34	(c)	$(0.03)	$0.31	$(0.34)	$(0.03)	$(0.37)
Year Ended February 28, 2018	10.33	0.35	(c)	(0.18)	0.17	(0.35)	(0.12)	(0.47)
Year Ended February 28, 2017	10.58	0.33	(c)	(0.14)	0.19	(0.34)	(0.10)	(0.44)
Year Ended February 29, 2016	10.69	0.32	(c)	(0.07)	0.25	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2015	10.57	0.36		0.15	0.51	(0.36)	(0.03)	(0.39)

(a)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.97	3.16%	$1,876,288	0.15%	3.42%	0.42%	17%
10.03	1.59	2,218,802	0.15	3.36	0.43	18
10.33	1.78	3,159,232	0.15	3.15	0.42	16
10.58	2.35	4,210,606	0.14	3.03	0.42	22
10.69	4.88	3,981,012	0.14	3.36	0.42	19

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Year Ended February 28, 2019	$9.63	$0.31	(c)	$0.02	$0.33	$(0.31)	$—	$(0.31)
Year Ended February 28, 2018	9.87	0.30	(c)	(0.20)	0.10	(0.30)	(0.04)	(0.34)
Year Ended February 28, 2017	10.37	0.29	(c)	(0.15)	0.14	(0.30)	(0.34)	(0.64)
Year Ended February 29, 2016	10.40	0.26	(c)	(0.01)	0.25	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2015	10.41	0.30		0.04	0.34	(0.30)	(0.05)	(0.35)

(a)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.65	3.47%	$143,173	0.15%	3.18%	0.53%	32%
9.63	1.00	162,046	0.15	3.00	0.53	56
9.87	1.33	181,349	0.15	2.85	0.48	32
10.37	2.47	453,013	0.14	2.53	0.46	27
10.40	3.29	377,349	0.14	2.90	0.47	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2019

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.

The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Trust and Intermediate Bond Trust at February 28, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$172,099	$68,402	$240,501
Collateralized Mortgage Obligations	—	268,176	7,549	275,725
Commercial Mortgage-Backed Securities	—	83,970	1,973	85,943
Corporate Bonds
Capital Markets	—	49,506	53	49,559
Other Corporate Bonds	—	374,692	—	374,692

Total Corporate Bonds	—	424,198	53	424,251

Foreign Government Securities	—	8,569	—	8,569
Mortgage-Backed Securities	—	298,822	—	298,822
Municipal Bonds	—	10,461	—	10,461
Supranational	—	3,087	—	3,087
U.S. Government Agency Securities	—	29,689	—	29,689
U.S. Treasury Obligations	—	453,426	—	453,426
Short-Term Investments
Investment Companies	38,750	—	—	38,750

Total Investments in Securities	$38,750	$1,752,497	$77,977	$1,869,224

Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,712	$3,073	$13,785
Collateralized Mortgage Obligations	—	24,866	107	24,973
Commercial Mortgage-Backed Securities	—	6,939	1	6,940
Corporate Bonds
Capital Markets	—	4,575	4	4,579
Other Corporate Bonds	—	41,935	—	41,935

Total Corporate Bonds	—	46,510	4	46,514

Foreign Government Securities	—	245	—	245
Mortgage-Backed Securities	—	15,051	—	15,051
U.S. Government Agency Securities	—	1,268	—	1,268
U.S. Treasury Obligations	—	30,876	—	30,876
Short-Term Investments
Investment Companies	3,081	—	—	3,081

Total Investments in Securities	$3,081	$136,467	$3,185	$142,733

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2019 (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2019
Investments in Securities:
Asset-Backed Securities	$91,372	$93		$(269)	$(94)	$13,767	$(31,820)	$433	$(5,080)	$68,402
Collateralized Mortgage Obligations	10,130	(5)		(213)	(643)	3,189	(2,677)	1,553	(3,785)	7,549
Commercial Mortgage-Backed Securities	6,785	383		(375)	(126)	278	(6,178)	1,206	—	1,973
Corporate Bonds — Capital Markets	158	—	(a)	— (a)	1	—	(106)	—	—	53
Loan Assignments — Hotels, Restaurants & Leisure	2,289	76		(26)	2	—	(2,341)	—	—	—

	$110,734	$547		$(883)	$(860)	$17,234	$(43,122)	$3,192	$(8,865)	$77,977

Intermediate Bond Trust	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2019
Investments in Securities:
Asset-Backed Securities	$5,171	$14		$(15)	$— (a)	$—	$(1,557)	$—	$(540)	$3,073
Collateralized Mortgage Obligations	219	—	(a)	1	1	—	(125)	11	—	107
Commercial Mortgage-Backed Securities	604	—		— (a)	— (a)	—	(603)	—	—	1
Corporate Bonds — Capital Markets	12	—	(a)	— (a)	— (a)	—	(8)	—	—	4

	$6,006	$14		$(14)	$1	$—	$(2,293)	$11	$(540)	$3,185

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

For each of the Funds, there were no significant transfers between level 2 and level 3 during the year ended February 28, 2019.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2019, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(663)
Intermediate Bond Trust	(5)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$43,080	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 31.00% (5.81%)
			Constant Default Rate	0.00% - 30.00% (0.20%)
			Yield (Discount Rate of Cash Flows)	3.32% - 8.55% (4.01%)

Asset-Backed Securities	43,080

	5,123	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (11.26%)
			PSA Prepayment Model	234.00% (234.00%)
			Constant Default Rate	0.00% - 12.68% (3.24%)
			Yield (Discount Rate of Cash Flows)	0.29% - 56.87% (7.85%)

Collateralized Mortgage Obligations	5,123

	1,961	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (18.95%)
			Yield (Discount Rate of Cash Flows)	2.35% - 7.93% (4.69%)

Commercial Mortgage-Backed Securities	1,961

	53	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% (4.49%)
			Liquidity Discount	0.25% (0.25%)

Corporate Bonds	53

Total	$50,217

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2019, the value of these investments was approximately $27,760,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,395	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (0.34%)
			Constant Default Rate	0.00% - 30.00% (0.37%)
			Yield (Discount Rate of Cash Flows)	3.32% - 8.55% (3.64%)

Asset-Backed Securities	1,395

	99	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 19.23% (9.58%)
			Constant Default Rate	0.00% - 5.91% (3.85%)
			Yield (Discount Rate of Cash Flows)	(0.58%) - 8.67% (2.05%)

Collateralized Mortgage Obligations	99

	4	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.99% (4.99%)
			Liquidity Discount	0.25% (0.25%)

Corporate Bonds	4

	1	Discounted Cash Flow	Constant Prepayment Rate	35.00% (35.00%)
			Yield (Discount Rate of Cash Flows)	4.14% (4.14%)

Commercial Mortgage-Backed Securities	1

Total	$1,499

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2019, the value of these investments was approximately $1,686,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2019 (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of February 28, 2019, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Intermediate Bond Trust purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

The Funds did not have when-issued securities, forward commitments nor delayed delivery securities outstanding as of February 28, 2019.

D. Loan Assignments — Core Bond Trust may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At February 28, 2019, the Funds did not have any loan assignments.

E. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.

At February 28, 2019, the Fund did not have any outstanding unfunded loan commitments.

F. Securities Lending — Effective October 5, 2018, the Funds became authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations).

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the investment in the JPMorgan U.S. Government Money Market Fund from 0.16% to 0.06%. JPMIM waived fees associated with the Funds’ investment in JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Core Bond Trust	$	—(a)

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Core Bond Trust did not have any securities out on loan as of February 28, 2019, and Intermediate Bond Trust did not lend out any securities during the period October 5, 2018 through February 28, 2019.

G. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the tables below are exchanges between certain share classes of the Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover. Amounts in the tables below are in thousands.

Core Bond Trust

For the year ended February 28, 2019
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2019	Shares at February 28, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.52% (a) (b)	$8,579	$514,442	$484,279	$4	$4	$38,750	38,739	$495		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.37% (a) (b)	—	1,394	1,394	—	—	—	—	2	*	—

Total	$8,579	$515,836	$485,673	$4	$4	$38,750		$497		$—

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2019 (continued)

Intermediate Bond Trust

For the year ended February 28, 2019
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at February 28, 2019	Shares at February 28, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.52% (a) (b)	$3,630	$33,023	$33,572	$—	(c)	$—	(c)	$3,081	3,080	$41	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2019.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2019, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Trust	$—	$(1)	$1
Intermediate Bond Trust	—	—	—

The reclassifications for the Funds relate primarily to redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Intermediate Bond Trust	0.30

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. Prior to January 1, 2019, the Administrator received a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2019, the effective rate was 0.10% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 28, 2019, and are in place until at least until June 30, 2019.

For the year ended February 28, 2019, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total
Core Bond Trust	$3,673	$1,996	$5,669
Intermediate Bond Trust	436	145	581

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2019 were as follows (amounts in thousands):

Core Bond Trust	$50
Intermediate Bond Trust	5

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2019 (continued)

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2019, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2019, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2019, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$182,677	$525,907	$161,647	$145,315
Intermediate Bond Trust	22,755	33,415	24,416	33,391

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2019 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$1,858,016	$33,861	$22,653	$11,208
Intermediate Bond Trust	142,573	1,493	1,333	160

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in perpetual bonds and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2019 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$71,297	$4,869	$76,166
Intermediate Bond Trust	4,810	—	4,810

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$88,960	$27,350	$116,310
Intermediate Bond Trust	5,144	720	5,864

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2019, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$599	$(638)	$11,208
Intermediate Bond Trust	55	(1,117)	160

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

The cumulative timing differences primarily consist of post-October capital loss deferrals.

As of February 28, 2019, the following Fund had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward
	Short-Term	Long-Term
Core Bond Trust	$638	$—
Intermediate Bond Trust	1,080	37

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

For the year ended February 28, 2019, the following Funds deferred to March 1, 2019 post-October capital losses of (amounts in thousands):

	Net Capital Losses
	Short-Term	Long-Term
Core Bond Trust	$558	$3,173
Intermediate Bond Trust	6	97

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 4, 2019.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2019.

Core Bond Trust and Intermediate Bond Trust, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 14, 2018, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 28, 2019.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2019, Intermediate Bond Trust had four individual shareholder and/or non-affiliated omnibus accounts which represented 72.1% of the Fund’s outstanding shares. Significant shareholder transactions by these accounts may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2019 (continued)

value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has been raising interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated the implications of these changes and the amendments will have no effect on the Funds’ net assets or results of operations.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Funds’ net assets or results of operation.

In August 2018, the SEC adopted their Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds’ net assets or results of operation.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust (constituting JPMorgan Institutional Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019 , including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included physical inspection of securities owned as of February 28, 2019 and held by the custodian and confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2019

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

TRUSTEES

(Unaudited)

The following table includes additional information on the Funds’ Trustees.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	137	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trust since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	137	Advisory Board Member, Scholarship Committee Member and Investment Committee Member, The First Tee of Plainfield (non-profit youth sports organization that provides need-based scholarships) (2014-present); Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trusts since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	137	Non-Executive Director, Legal & General Investment Management (Holdings) and Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, OCIO Board of State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	137	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	137	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	137	None

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	137	Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors OCIO Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, Blue Star Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	137	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	137	None

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	137	None

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	137	Director, Sun Life Financial (SLF) (financial services and insurance) (2007-2013).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	137	Trustee, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Vice Chair, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	137	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

TRUSTEES

(Unaudited) (continued)

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (137 funds).

*

Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014–present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016.

Noah Greenhill (1969), Secretary (2018)*	Managing Director and General Counsel, JPMorgan Asset Management (2015 – present); Managing Director and General Counsel, JPMorgan Global Alternative Funds (2012-2015).

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015; Associate, Willkie Farr & Gallagher (law firm) from 2007 to 2014.

Carmine Lekstutis (1980), Assistant Secretary (2011)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)*	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010 to February 2014.

Pamela L. Woodley (1971), Assistant Secretary (2012)*	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Shannon Gaines (1977), Assistant Treasurer (2018)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2018, and continued to hold your shares at the end of the reporting period, February 28, 2019.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$1,020.90	$0.75	0.15%
Hypothetical	1,000.00	1,024.05	0.75	0.15

JPMorgan Intermediate Bond Trust
Actual	1,000.00	1,023.60	0.75	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2019

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2019. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2019. The information necessary to complete your income tax returns for the calendar year ending December 31, 2019 will be provided under separate cover.

Long Term Capital Gain

The fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2019 (amounts in thousands):

Long-Term Capital Gain Distribution
JPMorgan Core Bond Trust	$4,869

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2019:

Income from U.S. Treasury Obligations
JPMorgan Core Bond Trust	17.5%
JPMorgan Intermediate Bond Trust	18.2

FEBRUARY 28, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2019. All rights reserved. February 2019.	AN-INSTT-219

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Dennis P. Harrington. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2019 – $114,616

2018 – $109,268

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2019 – $14,290

2018 – $15,830

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2019 – $18,795

2018 – $28,260

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2019 and 2018, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2019 – Not applicable

2018 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2019 – 0.0%

2018 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2018 - $32.2 million

2017 - $32.0 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 07, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 07, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 07, 2019